UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22167

Allianz Funds Multi-Strategy Trust

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway, New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: November 30, 2014

Date of reporting period: August 31, 2014

Allianz Funds Multi-Strategy Trust
AllianzGI Retirement 2015 Fund
AllianzGI Retirement 2020 Fund
AllianzGI Retirement 2025 Fund
AllianzGI Retirement 2030 Fund
AllianzGI Retirement 2035 Fund
AllianzGI Retirement 2040 Fund
AllianzGI Retirement 2045 Fund
AllianzGI Retirement 2050 Fund
AllianzGI Retirement 2055 Fund
AllianzGI Retirement Income Fund
AllianzGI Global Allocation Fund
AllianzGI Global Growth Allocation Fund
AllianzGI Behavioral Advantage Large Cap Fund
AllianzGI Best Styles Global Equity Fund
AllianzGI China Equity Fund
AllianzGI Convertible Fund
AllianzGI Global Fundamental Strategy Fund
AllianzGI Global Managed Volatility Fund
AllianzGI Global Water Fund
AllianzGI High Yield Bond Fund
AllianzGI International Small-Cap Fund
AllianzGI Micro Cap Fund
AllianzGI Multi-Asset Real Return Fund
AllianzGI NFJ Emerging Markets Value Fund
AllianzGI NFJ Global Dividend Value Fund
AllianzGI NFJ International Small-Cap Value Fund
AllianzGI NFJ International Value II Fund
AllianzGI Short Duration High Income Fund
AllianzGI Structured Return Fund
AllianzGI Ultra Micro Cap Fund
AllianzGI U.S. Equity Hedged Fund
AllianzGI U.S. Small-Cap Growth Fund

Item 1.	Schedules of Investments

Schedule of Investments

AllianzGI Retirement 2015 Fund

August 31, 2014 (unaudited)

	Shares	Value*

MUTUAL FUNDS—85.4%

AllianzGI Behavioral Advantage Large Cap (a)(b)	28,679	$718,133
AllianzGI Best Styles Global Equity (a)(e)(g)	75,471	1,246,779
AllianzGI Emerging Markets Opportunities (a)(b)	12,647	350,462
AllianzGI Global Managed Volatility (a)(b)	18,784	346,380
AllianzGI Global Natural Resources (a)(b)	13,253	276,850
AllianzGI Income & Growth (a)(b)	55,317	725,753
AllianzGI International Managed Volatility (a)(b)	22,717	344,838
AllianzGI International Small-Cap (a)(b)	8,864	340,822
AllianzGI NFJ Dividend Value (a)(b)	21,967	382,442
AllianzGI NFJ Global Dividend Value (a)(b)	34,150	757,784
AllianzGI NFJ International Small-Cap Value (a)(b)	14,997	345,375
AllianzGI NFJ International Value (a)(b)	29,674	722,268
AllianzGI NFJ Mid-Cap Value (a)(b)	12,631	348,482
AllianzGI Short Duration High Income (a)(b)	120,118	1,899,064
AllianzGI U.S. Managed Volatility (a)(b)	76,583	1,216,136
PIMCO CommoditiesPLUS® Strategy (a)(b)	47,528	522,328
PIMCO Commodity RealReturn Strategy (a)(b)	92,258	523,101
PIMCO Floating Income (a)(b)	195,489	1,732,028
PIMCO Foreign Bond (U.S. Dollar-Hedged) (a)(b)	93,535	1,040,107
PIMCO Income (a)(b)	272,038	3,471,201
PIMCO International StocksPLUS® AR Strategy (U.S. Dollar-Hedged) (a)(b)	130,615	1,068,434
PIMCO Mortgage Opportunities (a)(b)	124,334	1,385,078
PIMCO Real Return (a)(b)	264,680	3,078,229
PIMCO Senior Floating Rate (a)(b)	186,681	1,904,151
PIMCO Short-Term (a)(b)	278,797	2,762,875
Templeton Frontier Markets (d)	21,170	415,359
Voya Global Real Estate (c)	25,273	517,853
Wells Fargo Advantage Short-Term High Yield Bond (f)	126,765	1,039,470

Total Mutual Funds (cost—$27,732,302)		29,481,782

	Shares	Value*

EXCHANGE-TRADED FUNDS—14.1%

iShares China Large-Cap	1,548	$62,648
iShares Core S&P 500	1,752	353,834
iShares MSCI Spain Capped	6,785	274,928
PIMCO 1-5 Year U.S. TIPS Index (a)	78,627	4,179,025

Total Exchange-Traded Funds (cost—$4,824,098)		4,870,435

	Principal Amount (000s)

Repurchase Agreements—0.6%
State Street Bank and Trust Co., dated 8/29/14, 0.00%, due 9/2/14, proceeds $207,000; collateralized by Fannie Mae, 6.625%, due 11/15/30, valued at $211,519 including accrued interest (cost—$207,000)	$207	207,000

Total Investments (cost—$32,763,400)—100.1%		34,559,217

Liabilities in excess of other assets—(0.1)%		(32,568)

Net Assets—100.0%		$34,526,649

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class I share.
(d)	Advisor Class share.
(e)	Non-income producing.
(f)	Administrator Class share.
(g)	Class R6 share.

Glossary:

MSCI—Morgan Stanley Capital International

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Retirement 2020 Fund

August 31, 2014 (unaudited)

	Shares	Value*

MUTUAL FUNDS—85.0%

AllianzGI Behavioral Advantage Large Cap (a)(b)	56,039	$1,403,204
AllianzGI Best Styles Global Equity (a)(e)(g)	152,205	2,514,423
AllianzGI Emerging Markets Opportunities (a)(b)	22,959	636,181
AllianzGI Global Managed Volatility (a)(b)	34,387	634,097
AllianzGI Global Natural Resources (a)(b)	30,001	626,717
AllianzGI Income & Growth (a)(b)	106,359	1,395,430
AllianzGI International Managed Volatility (a)(b)	40,993	622,270
AllianzGI International Small-Cap (a)(b)	15,531	597,178
AllianzGI NFJ Dividend Value (a)(b)	43,441	756,313
AllianzGI NFJ Global Dividend Value (a)(b)	64,670	1,435,038
AllianzGI NFJ International Small-Cap Value (a)(b)	27,417	631,406
AllianzGI NFJ International Value (a)(b)	53,817	1,309,913
AllianzGI NFJ Mid-Cap Value (a)(b)	27,927	770,501
AllianzGI Short Duration High Income (a)(b)	218,089	3,447,981
AllianzGI U.S. Managed Volatility (a)(b)	161,124	2,558,645
PIMCO CommoditiesPLUS® Strategy (a)(b)	117,611	1,292,550
PIMCO Commodity RealReturn Strategy (a)(b)	227,688	1,290,991
PIMCO Floating Income (a)(b)	354,450	3,140,431
PIMCO Foreign Bond (U.S. Dollar-Hedged) (a)(b)	171,394	1,905,899
PIMCO Income (a)(b)	447,441	5,709,344
PIMCO International StocksPLUS® AR Strategy (U.S. Dollar-Hedged) (a)(b)	290,962	2,380,070
PIMCO Mortgage Opportunities (a)(b)	197,859	2,204,153
PIMCO Real Return (a)(b)	483,993	5,628,834
PIMCO Senior Floating Rate (a)(b)	338,766	3,455,414
PIMCO Short-Term (a)(b)	348,101	3,449,684
Templeton Frontier Markets (d)	58,282	1,143,492
Voya Global Real Estate (c)	45,929	941,092
Wells Fargo Advantage Short-Term High Yield Bond (f)	191,784	1,572,631

Total Mutual Funds (cost—$50,804,319)		53,453,882

	Shares	Value*

EXCHANGE-TRADED FUNDS—14.2%

iShares China Large-Cap	2,675	$108,257
iShares Core S&P 500	3,180	642,233
iShares MSCI South Korea Capped	4,910	326,024
iShares MSCI Spain Capped	16,798	680,655
PIMCO 1-5 Year U.S. TIPS Index (a)	134,968	7,173,549

Total Exchange-Traded Funds (cost—$8,846,780)		8,930,718

	Principal Amount (000s)

Repurchase Agreements—0.8%
State Street Bank and Trust Co., dated 8/29/14, 0.00%, due 9/2/14, proceeds $513,000; collateralized by U.S. Treasury Notes, 0.625%, due 4/30/18, valued at $523,631 including accrued interest (cost—$513,000)	$513	513,000

Total Investments (cost—$60,164,099)—100.0%		62,897,600

Other assets less liabilities—0.0%		545

Net Assets—100.0%		$62,898,145

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class I share.
(d)	Advisor Class share.
(e)	Non-income producing.
(f)	Administrator Class share.
(g)	Class R6 share.

Glossary:

MSCI—Morgan Stanley Capital International

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Retirement 2025 Fund

August 31, 2014 (unaudited)

	Shares	Value*

MUTUAL FUNDS—87.9%

AllianzGI Behavioral Advantage Large Cap (a)(b)	67,578	$1,692,160
AllianzGI Best Styles Global Equity (a)(e)(g)	181,399	2,996,706
AllianzGI Emerging Markets Opportunities (a)(b)	26,213	726,373
AllianzGI Global Managed Volatility (a)(b)	47,131	869,089
AllianzGI Global Natural Resources (a)(b)	48,164	1,006,136
AllianzGI Income & Growth (a)(b)	126,940	1,665,455
AllianzGI International Managed Volatility (a)(b)	43,289	657,122
AllianzGI International Small-Cap (a)(b)	25,583	983,649
AllianzGI NFJ Dividend Value (a)(b)	49,871	868,246
AllianzGI NFJ Global Dividend Value (a)(b)	75,010	1,664,471
AllianzGI NFJ International Small-Cap Value (a)(b)	43,142	993,564
AllianzGI NFJ International Value (a)(b)	59,741	1,454,101
AllianzGI NFJ Mid-Cap Value (a)(b)	41,595	1,147,603
AllianzGI Short Duration High Income (a)(b)	230,875	3,650,139
AllianzGI U.S. Managed Volatility (a)(b)	203,055	3,224,519
PIMCO CommoditiesPLUS® Strategy (a)(b)	134,022	1,472,897
PIMCO Commodity RealReturn Strategy (a)(b)	259,931	1,473,811
PIMCO Floating Income (a)(b)	375,068	3,323,107
PIMCO Foreign Bond (U.S. Dollar-Hedged) (a)(b)	182,603	2,030,540
PIMCO Income (a)(b)	445,471	5,684,207
PIMCO International StocksPLUS® AR Strategy (U.S. Dollar-Hedged) (a)(b)	351,265	2,873,347
PIMCO Mortgage Opportunities (a)(b)	209,209	2,330,593
PIMCO Real Return (a)(b)	457,948	5,325,935
PIMCO Senior Floating Rate (a)(b)	358,933	3,661,112
PIMCO Short-Term (a)(b)	334,630	3,316,179
Templeton Frontier Markets (d)	61,614	1,208,876
Voya Global Real Estate (c)	49,063	1,005,299
Wells Fargo Advantage Short-Term High Yield Bond (f)	161,479	1,324,125

Total Mutual Funds (cost—$55,704,446)		58,629,361

	Shares	Value*

EXCHANGE-TRADED FUNDS—11.3%

iShares China Large-Cap	3,088	$124,971
iShares Core S&P 500	3,341	674,748
iShares MSCI South Korea Capped	4,456	295,879
iShares MSCI Spain Capped	28,879	1,170,177
PIMCO 1-5 Year U.S. TIPS Index (a)	98,643	5,242,876

Total Exchange-Traded Funds (cost—$7,387,991)		7,508,651

	Principal Amount (000s)

Repurchase Agreements—0.8%
State Street Bank and Trust Co., dated 8/29/14, 0.00%, due 9/2/14, proceeds $563,000; collateralized by Fannie Mae, 6.625%, due 11/15/30, valued at $576,206 including accrued interest (cost—$563,000)	$563	563,000

Total Investments (cost—$63,655,437)—100.0%		66,701,012

Other assets less liabilities—0.0%		23,591

Net Assets—100.0%		$66,724,603

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class I share.
(d)	Advisor Class share.
(e)	Non-income producing.
(f)	Administrator Class share.
(g)	Class R6 share.

Glossary:

MSCI—Morgan Stanley Capital International

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Retirement 2030 Fund

August 31, 2014 (unaudited)

	Shares	Value*

MUTUAL FUNDS—89.7%

AllianzGI Behavioral Advantage Large Cap (a)(b)	72,187	$1,807,568
AllianzGI Best Styles Global Equity (a)(e)(g)	218,743	3,613,633
AllianzGI Emerging Markets Opportunities (a)(b)	25,558	708,217
AllianzGI Global Managed Volatility (a)(b)	53,477	986,113
AllianzGI Global Natural Resources (a)(b)	47,365	989,453
AllianzGI Income & Growth (a)(b)	140,407	1,842,144
AllianzGI International Managed Volatility (a)(b)	129,500	1,965,816
AllianzGI International Small-Cap (a)(b)	31,225	1,200,593
AllianzGI NFJ Dividend Value (a)(b)	56,805	988,970
AllianzGI NFJ Global Dividend Value (a)(b)	88,405	1,961,716
AllianzGI NFJ International Small-Cap Value (a)(b)	51,182	1,178,714
AllianzGI NFJ International Value (a)(b)	75,043	1,826,554
AllianzGI NFJ Mid-Cap Value (a)(b)	47,934	1,322,494
AllianzGI Short Duration High Income (a)(b)	228,701	3,615,756
AllianzGI U.S. Managed Volatility (a)(b)	207,910	3,301,605
AllianzGI U.S. Small-Cap Growth (a)(b)	36,766	659,206
PIMCO CommoditiesPLUS® Strategy (a)(b)	150,226	1,650,988
PIMCO Commodity RealReturn Strategy (a)(b)	291,387	1,652,166
PIMCO Floating Income (a)(b)	408,751	3,621,530
PIMCO Foreign Bond (U.S. Dollar-Hedged) (a)(b)	148,095	1,646,821
PIMCO Income (a)(b)	439,492	5,607,920
PIMCO International StocksPLUS® AR Strategy (U.S. Dollar-Hedged) (a)(b)	384,363	3,144,092
PIMCO Mortgage Opportunities (a)(b)	177,655	1,979,082
PIMCO Real Return (a)(b)	176,414	2,051,700
PIMCO Senior Floating Rate (a)(b)	323,318	3,297,848
PIMCO Short-Term (a)(b)	298,774	2,960,848
Templeton Frontier Markets (d)	66,703	1,308,714
Voya Global Real Estate (c)	64,107	1,313,560
Wells Fargo Advantage Short-Term High Yield Bond (f)	120,751	990,160

Total Mutual Funds (cost—$55,086,600)		59,193,981

	Shares	Value*

EXCHANGE-TRADED FUNDS—9.3%

iShares China Large-Cap	4,855	$196,482
iShares Core S&P 500	3,112	628,499
iShares MSCI South Korea Capped	6,539	434,189
iShares MSCI Spain Capped	28,331	1,147,972
Market Vectors Russia	6,928	165,441
PIMCO 1-5 Year U.S. TIPS Index (a)	66,531	3,536,123

Total Exchange-Traded Funds (cost—$5,994,689)		6,108,706

	Principal Amount (000s)

Repurchase Agreements—0.7%
State Street Bank and Trust Co., dated 8/29/14, 0.00%, due 9/2/14, proceeds $472,000; collateralized by U.S. Treasury Notes, 0.625%, due 4/30/18, valued at $484,481 including accrued interest (cost—$472,000)	$472	472,000

Total Investments (cost—$61,553,289)—99.7%		65,774,687

Other assets less liabilities—0.3%		177,493

Net Assets—100.0%		$65,952,180

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class I share.
(d)	Advisor Class share.
(e)	Non-income producing.
(f)	Administrator Class share.
(g)	Class R6 share.

Glossary:

MSCI—Morgan Stanley Capital International

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Retirement 2035 Fund

August 31, 2014 (unaudited)

	Shares	Value*

MUTUAL FUNDS—91.2%

AllianzGI Behavioral Advantage Large Cap (a)(b)	64,978	$1,627,047
AllianzGI Best Styles Global Equity (a)(e)(g)	242,163	4,000,540
AllianzGI Emerging Markets Opportunities (a)(b)	27,819	770,873
AllianzGI Global Managed Volatility (a)(b)	43,101	794,791
AllianzGI Global Natural Resources (a)(b)	38,446	803,133
AllianzGI Income & Growth (a)(b)	121,329	1,591,833
AllianzGI International Managed Volatility (a)(b)	113,801	1,727,496
AllianzGI International Small-Cap (a)(b)	28,196	1,084,145
AllianzGI NFJ Dividend Value (a)(b)	70,512	1,227,611
AllianzGI NFJ Global Dividend Value (a)(b)	119,475	2,651,149
AllianzGI NFJ International Small-Cap Value (a)(b)	45,921	1,057,550
AllianzGI NFJ International Value (a)(b)	64,965	1,581,255
AllianzGI NFJ Mid-Cap Value (a)(b)	46,825	1,291,905
AllianzGI Short Duration High Income (a)(b)	165,764	2,620,736
AllianzGI U.S. Managed Volatility (a)(b)	185,502	2,945,775
AllianzGI U.S. Small-Cap Growth (a)(b)	38,851	696,607
PIMCO CommoditiesPLUS® Strategy (a)(b)	134,596	1,479,211
PIMCO Commodity RealReturn Strategy (a)(b)	259,201	1,469,668
PIMCO Floating Income (a)(b)	326,465	2,892,477
PIMCO Income (a)(b)	289,029	3,688,013
PIMCO International StocksPLUS® AR Strategy (U.S. Dollar-Hedged) (a)(b)	378,511	3,096,218
PIMCO Mortgage Opportunities (a)(b)	140,967	1,570,377
PIMCO Real Return (a)(b)	89,716	1,043,394
PIMCO Senior Floating Rate (a)(b)	231,665	2,362,980
PIMCO Short-Term (a)(b)	131,957	1,307,697
Templeton Frontier Markets (d)	56,575	1,110,001
Voya Global Real Estate (c)	51,364	1,052,443
Wells Fargo Advantage Short-Term High Yield Bond (f)	64,090	525,537

Total Mutual Funds (cost—$44,717,422)		48,070,462

	Shares	Value*

EXCHANGE-TRADED FUNDS—8.4%

iShares China Large-Cap	5,329	$215,665
iShares Core S&P 500	2,560	517,018
iShares MSCI South Korea Capped	6,153	408,559
iShares MSCI Spain Capped	25,473	1,032,166
Market Vectors Russia	7,606	181,631
PIMCO 1-5 Year U.S. TIPS Index (a)	39,154	2,081,035

Total Exchange-Traded Funds (cost—$4,329,993)		4,436,074

	Principal Amount (000s)

Repurchase Agreements—0.5%
State Street Bank and Trust Co., dated 8/29/14, 0.00%, due 9/2/14, proceeds $255,000; collateralized by Fannie Mae, 6.625%, due 11/15/30, valued at $262,575 including accrued interest (cost—$255,000)	$255	255,000

Total Investments (cost—$49,302,415)—100.1%		52,761,536

Liabilities in excess of other assets—(0.1)%		(39,196)

Net Assets—100.0%		$52,722,340

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class I share.
(d)	Advisor Class share.
(e)	Non-income producing.
(f)	Administrator Class share.
(g)	Class R6 share.

Glossary:

MSCI—Morgan Stanley Capital International

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Retirement 2040 Fund

August 31, 2014 (unaudited)

	Shares	Value*

MUTUAL FUNDS—92.0%

AllianzGI Behavioral Advantage Large Cap (a)(b)	59,153	$1,481,182
AllianzGI Best Styles Global Equity (a)(e)(f)	229,522	3,791,704
AllianzGI Emerging Markets Opportunities (a)(b)	24,878	689,371
AllianzGI Global Managed Volatility (a)(b)	43,571	803,440
AllianzGI Global Natural Resources (a)(b)	32,158	671,788
AllianzGI Income & Growth (a)(b)	112,355	1,474,102
AllianzGI International Managed Volatility (a)(b)	102,579	1,557,155
AllianzGI International Small-Cap (a)(b)	38,531	1,481,501
AllianzGI NFJ Dividend Value (a)(b)	64,279	1,119,098
AllianzGI NFJ Global Dividend Value (a)(b)	104,037	2,308,581
AllianzGI NFJ International Small-Cap Value (a)(b)	48,266	1,111,568
AllianzGI NFJ International Value (a)(b)	72,787	1,771,631
AllianzGI NFJ Mid-Cap Value (a)(b)	40,681	1,122,393
AllianzGI Short Duration High Income (a)(b)	141,162	2,231,766
AllianzGI U.S. Managed Volatility (a)(b)	169,394	2,689,977
AllianzGI U.S. Small-Cap Growth (a)(b)	37,447	671,417
AllianzGI Ultra Micro Cap (a)(b)	9,307	223,553
PIMCO CommoditiesPLUS® Strategy (a)(b)	134,640	1,479,690
PIMCO Commodity RealReturn Strategy (a)(b)	261,159	1,480,771
PIMCO Floating Income (a)(b)	277,518	2,458,813
PIMCO Income (a)(b)	210,624	2,687,567
PIMCO International StocksPLUS® AR Strategy (U.S. Dollar-Hedged) (a)(b)	353,375	2,890,610
PIMCO Mortgage Opportunities (a)(b)	60,324	672,008
PIMCO Senior Floating Rate (a)(b)	131,708	1,343,419
PIMCO Short-Term (a)(b)	76,500	758,111
Templeton Frontier Markets (d)	61,147	1,199,709
Voya Global Real Estate (c)	43,527	891,874

Total Mutual Funds (cost—$37,328,341)		41,062,799

	Shares	Value*

EXCHANGE-TRADED FUNDS—7.3%

iShares China Large-Cap	4,544	$183,896
iShares Core S&P 500	2,183	440,879
iShares MSCI South Korea Capped	5,246	348,334
iShares MSCI Spain Capped	21,288	862,590
Market Vectors Russia	6,485	154,862
PIMCO 1-5 Year U.S. TIPS Index (a)	23,524	1,250,300

Total Exchange-Traded Funds (cost—$3,144,767)		3,240,861

	Principal Amount (000s)

Repurchase Agreements—0.7%
State Street Bank and Trust Co., dated 8/29/14, 0.00%, due 9/2/14, proceeds $332,000; collateralized by U.S. Treasury Notes, 0.625%, due 4/30/18, valued at $342,563 including accrued interest (cost—$332,000)	$332	332,000

Total Investments (cost—$40,805,108)—100.0%		44,635,660

Other assets less liabilities—0.0%		11,389

Net Assets—100.0%		$44,647,049

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class I share.
(d)	Advisor Class share.
(e)	Non-income producing.
(f)	Class R6 share.

Glossary:

MSCI—Morgan Stanley Capital International

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Retirement 2045 Fund

August 31, 2014 (unaudited)

	Shares	Value*

MUTUAL FUNDS—94.0%

AllianzGI Behavioral Advantage Large Cap (a)(b)	41,027	$1,027,328
AllianzGI Best Styles Global Equity (a)(e)(f)	153,192	2,530,739
AllianzGI Emerging Markets Opportunities (a)(b)	19,972	553,421
AllianzGI Global Managed Volatility (a)(b)	28,885	532,645
AllianzGI Global Natural Resources (a)(b)	19,120	399,417
AllianzGI Income & Growth (a)(b)	70,799	928,888
AllianzGI International Managed Volatility (a)(b)	60,345	916,038
AllianzGI International Small-Cap (a)(b)	27,115	1,042,560
AllianzGI NFJ Dividend Value (a)(b)	53,485	931,177
AllianzGI NFJ Global Dividend Value (a)(b)	61,699	1,369,091
AllianzGI NFJ International Small-Cap Value (a)(b)	32,073	738,632
AllianzGI NFJ International Value (a)(b)	48,663	1,184,462
AllianzGI NFJ Mid-Cap Value (a)(b)	31,356	865,116
AllianzGI Short Duration High Income (a)(b)	83,259	1,316,322
AllianzGI U.S. Managed Volatility (a)(b)	110,371	1,752,684
AllianzGI U.S. Small-Cap Growth (a)(b)	27,126	486,377
AllianzGI Ultra Micro Cap (a)(b)	5,447	130,845
PIMCO CommoditiesPLUS® Strategy (a)(b)	78,889	866,994
PIMCO Commodity RealReturn Strategy (a)(b)	151,650	859,854
PIMCO Floating Income (a)(b)	163,141	1,445,427
PIMCO Income (a)(b)	98,156	1,252,470
PIMCO International StocksPLUS® AR Strategy (U.S. Dollar-Hedged) (a)(b)	238,803	1,953,410
PIMCO Senior Floating Rate (a)(b)	38,791	395,667
PIMCO Short-Term (a)(b)	26,667	264,272
Templeton Frontier Markets (d)	36,818	722,360
Voya Global Real Estate (c)	26,068	534,140

Total Mutual Funds (cost—$22,832,630)		25,000,336

EXCHANGE-TRADED FUNDS—4.8%

iShares China Large-Cap	3,342	135,251
iShares Core S&P 500	1,284	259,317
iShares MSCI South Korea Capped	3,858	256,171
iShares MSCI Spain Capped	12,753	516,751
Market Vectors Russia	4,770	113,908

Total Exchange-Traded Funds (cost—$1,219,116)		1,281,398

	Principal Amount (000s)	Value*

Repurchase Agreements—1.2%
State Street Bank and Trust Co., dated 8/29/14, 0.00%, due 9/2/14, proceeds $310,000; collateralized by Fannie Mae, 6.625%, due 11/15/30, valued at $320,925 including accrued interest (cost—$310,000)	$310	$310,000

Total Investments (cost—$24,361,746)—100.0%		26,591,734

Other assets less liabilities—0.0%		10,060

Net Assets—100.0%		$26,601,794

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class I share.
(d)	Advisor Class share.
(e)	Non-income producing.
(f)	Class R6 share.

Glossary:

MSCI—Morgan Stanley Capital International

Schedule of Investments

AllianzGI Retirement 2050 Fund

August 31, 2014 (unaudited)

	Shares	Value*

MUTUAL FUNDS—94.4%

AllianzGI Behavioral Advantage Large Cap (a)(b)	33,734	$844,693
AllianzGI Best Styles Global Equity (a)(e)(f)	127,750	2,110,427
AllianzGI Emerging Markets Opportunities (a)(b)	17,141	474,984
AllianzGI Global Managed Volatility (a)(b)	22,871	421,749
AllianzGI Global Natural Resources (a)(b)	20,262	423,278
AllianzGI Income & Growth (a)(b)	64,333	844,049
AllianzGI International Managed Volatility (a)(b)	48,510	736,387
AllianzGI International Small-Cap (a)(b)	22,325	858,400
AllianzGI NFJ Dividend Value (a)(b)	42,519	740,261
AllianzGI NFJ Global Dividend Value (a)(b)	53,084	1,177,930
AllianzGI NFJ International Small-Cap Value (a)(b)	27,425	631,599
AllianzGI NFJ International Value (a)(b)	39,708	966,486
AllianzGI NFJ Mid-Cap Value (a)(b)	24,543	677,151
AllianzGI Short Duration High Income (a)(b)	59,924	947,398
AllianzGI U.S. Managed Volatility (a)(b)	93,215	1,480,256
AllianzGI U.S. Small-Cap Growth (a)(b)	23,627	423,641
AllianzGI Ultra Micro Cap (a)(b)	4,421	106,186
PIMCO CommoditiesPLUS® Strategy (a)(b)	67,293	739,545
PIMCO Commodity RealReturn Strategy (a)(b)	130,414	739,450
PIMCO Floating Income (a)(b)	131,188	1,162,327
PIMCO Income (a)(b)	57,996	740,034
PIMCO International StocksPLUS® AR Strategy (U.S. Dollar-Hedged) (a)(b)	206,404	1,688,387
Templeton Frontier Markets (d)	29,034	569,638
Voya Global Real Estate (c)	20,599	422,080

Total Mutual Funds (cost—$17,574,753)		19,926,336

EXCHANGE-TRADED FUNDS—4.9%

iShares China Large-Cap	2,711	109,714
iShares Core S&P 500	1,042	210,442
iShares MSCI South Korea Capped	3,130	207,832
iShares MSCI Spain Capped	9,937	402,647
Market Vectors Russia	3,870	92,416

Total Exchange-Traded Funds (cost—$972,626)		1,023,051

	Principal Amount (000s)	Value*

Repurchase Agreements—1.4%
State Street Bank and Trust Co., dated 8/29/14, 0.00%, due 9/2/14, proceeds $291,000; collateralized by Fannie Mae, 6.625%, due 11/15/30, valued at $299,044 including accrued interest (cost—$291,000)	$291	$291,000

Total Investments (cost—$18,838,379)—100.7%		21,240,387

Liabilities in excess of other assets—(0.7)%		(142,263)

Net Assets—100.0%		$21,098,124

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class I share.
(d)	Advisor Class share.
(e)	Non-income producing.
(f)	Class R6 share.

Glossary:

MSCI—Morgan Stanley Capital International

Schedule of Investments

AllianzGI Retirement 2055 Fund

August 31, 2014 (unaudited)

	Shares	Value*

MUTUAL FUNDS—94.0%

AllianzGI Behavioral Advantage Large Cap (a)(b)	13,420	$336,041
AllianzGI Best Styles Global Equity (a)(e)(f)	44,703	738,492
AllianzGI Emerging Markets Opportunities (a)(b)	6,816	188,878
AllianzGI Global Managed Volatility (a)(b)	7,948	146,562
AllianzGI Global Natural Resources (a)(b)	7,059	147,457
AllianzGI Income & Growth (a)(b)	22,379	293,618
AllianzGI International Managed Volatility (a)(b)	16,711	253,666
AllianzGI International Small-Cap (a)(b)	7,678	295,219
AllianzGI NFJ Dividend Value (a)(b)	14,899	259,391
AllianzGI NFJ Global Dividend Value (a)(b)	20,831	462,251
AllianzGI NFJ International Small-Cap Value (a)(b)	9,520	219,241
AllianzGI NFJ International Value (a)(b)	14,973	364,436
AllianzGI NFJ Mid-Cap Value (a)(b)	9,444	260,551
AllianzGI Short Duration High Income (a)(b)	13,763	217,596
AllianzGI U.S. Managed Volatility (a)(b)	32,686	519,053
AllianzGI U.S. Small-Cap Growth (a)(b)	8,263	148,159
AllianzGI Ultra Micro Cap (a)(b)	1,550	37,238
PIMCO CommoditiesPLUS® Strategy (a)(b)	23,152	254,442
PIMCO Commodity RealReturn Strategy (a)(b)	44,863	254,373
PIMCO Floating Income (a)(b)	45,146	399,994
PIMCO Income (a)(b)	15,993	204,070
PIMCO International StocksPLUS® AR Strategy (U.S. Dollar- Hedged) (a)(b)	72,468	592,785
Templeton Frontier Markets (d)	10,085	197,877
Voya Global Real Estate (c)	7,104	145,570

Total Mutual Funds (cost—$6,083,691)		6,936,960

	Shares	Value*

EXCHANGE-TRADED FUNDS—4.7%

iShares China Large-Cap	914	$36,990
iShares Core S&P 500	352	71,090
iShares MSCI South Korea Capped	1,055	70,052
iShares MSCI Spain Capped	3,483	141,131
Market Vectors Russia	1,304	31,139

Total Exchange-Traded Funds (cost—$333,819)		350,402

Total Investments (cost—$6,417,510)—98.7%		7,287,362

Other assets less liabilities—1.3%		93,091

Net Assets—100.0%		$7,380,453

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class I share.
(d)	Advisor Class share.
(e)	Non-income producing.
(f)	Class R6 share.

Glossary:

MSCI—Morgan Stanley Capital International

Schedule of Investments

AllianzGI Retirement Income Fund

August 31, 2014 (unaudited)

	Shares	Value*

MUTUAL FUNDS—84.3%

AllianzGI Behavioral Advantage Large Cap (a)(b)	23,470	$587,689
AllianzGI Best Styles Global Equity (a)(e)(g)	54,793	905,178
AllianzGI Emerging Markets Opportunities (a)(b)	10,652	295,164
AllianzGI Global Managed Volatility (a)(b)	16,350	301,486
AllianzGI Global Natural Resources (a)(b)	7,243	151,296
AllianzGI Income & Growth (a)(b)	45,989	603,373
AllianzGI International Managed Volatility (a)(b)	19,815	300,796
AllianzGI International Small-Cap (a)(b)	7,820	300,680
AllianzGI NFJ Dividend Value (a)(b)	17,369	302,388
AllianzGI NFJ Global Dividend Value (a)(b)	27,104	601,447
AllianzGI NFJ International Small-Cap Value (a)(b)	13,070	300,994
AllianzGI NFJ International Value (a)(b)	24,682	600,756
AllianzGI NFJ Mid-Cap Value (a)(b)	10,965	302,538
AllianzGI Short Duration High Income (a)(b)	104,710	1,655,470
AllianzGI U.S. Managed Volatility (a)(b)	57,116	906,999
PIMCO CommoditiesPLUS® Strategy (a)(b)	41,233	453,150
PIMCO Commodity RealReturn Strategy (a)(b)	79,912	453,100
PIMCO Floating Income (a)(b)	170,523	1,510,836
PIMCO Foreign Bond (U.S. Dollar-Hedged) (a)(b)	81,368	904,817
PIMCO Income (a)(b)	236,929	3,023,208
PIMCO International StocksPLUS® AR Strategy (U.S. Dollar-Hedged) (a)(b)	103,282	844,846
PIMCO Mortgage Opportunities (a)(b)	108,457	1,208,215
PIMCO Real Return (a)(b)	233,366	2,714,052
PIMCO Senior Floating Rate (a)(b)	162,842	1,660,992
PIMCO Short-Term (a)(b)	288,789	2,861,900
Templeton Frontier Markets (d)	15,371	301,570
Voya Global Real Estate (c)	22,089	452,597
Wells Fargo Advantage Short-Term High Yield Bond (f)	110,577	906,730

Total Mutual Funds (cost—$23,569,139)		25,412,267

	Shares	Value*

EXCHANGE-TRADED FUNDS—15.0%

iShares China Large-Cap	1,635	$66,169
iShares Core S&P 500	1,571	317,279
iShares MSCI Spain Capped	5,934	240,446
PIMCO 1-5 Year U.S. TIPS Index (a)	73,628	3,913,328

Total Exchange-Traded Funds (cost—$4,482,359)		4,537,222

	Principal Amount (000s)

Repurchase Agreements—0.4%
State Street Bank and Trust Co., dated 8/29/14, 0.00%, due 9/2/14, proceeds $116,000; collateralized by Fannie Mae, 6.625%, due 11/15/30, valued at $123,994 including accrued interest (cost—$116,000)	$116	116,000

Total Investments (cost—$28,167,498)—99.7%		30,065,489

Other assets less liabilities—0.3%		95,917

Net Assets—100.0%		$30,161,406

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class I share.
(d)	Advisor Class share.
(e)	Non-income producing.
(f)	Administrator Class share.
(g)	Class R6 share.

Glossary:

MSCI—Morgan Stanley Capital International

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Global Allocation Fund

August 31, 2014 (unaudited)

	Shares	Value*

MUTUAL FUNDS—94.9%

AllianzGI Behavioral Advantage Large Cap (a)(b)	345,306	$8,646,457
AllianzGI Best Styles Global Equity (a)(e)(g)	528,631	8,732,983
AllianzGI Emerging Markets Opportunities (a)(b)	157,708	4,370,099
AllianzGI Global Managed Volatility (a)(b)	354,911	6,544,551
AllianzGI Global Natural Resources (a)(b)	209,621	4,378,978
AllianzGI Income & Growth (a)(b)	332,768	4,365,918
AllianzGI International Managed Volatility (a)(b)	573,528	8,706,154
AllianzGI International Small-Cap (a)(b)	83,379	3,205,935
AllianzGI NFJ Dividend Value (a)(b)	603,244	10,502,482
AllianzGI NFJ Global Dividend Value (a)(b)	539,346	11,968,086
AllianzGI NFJ International Small-Cap Value (a)(b)	94,571	2,177,970
AllianzGI NFJ International Value (a)(b)	535,791	13,041,157
AllianzGI NFJ Mid-Cap Value (a)(b)	230,097	6,348,383
AllianzGI Short Duration High Income (a)(b)	688,795	10,889,850
AllianzGI U.S. Managed Volatility (a)(b)	909,214	14,438,313
PIMCO CommoditiesPLUS® Strategy (a)(b)	596,708	6,557,825
PIMCO Emerging Markets Bond (a)(b)	776,554	8,720,700
PIMCO Floating Income (a)(b)	1,233,845	10,931,868
PIMCO Foreign Bond (U.S. Dollar-Hedged) (a)(b)	294,383	3,273,538
PIMCO Income (a)(b)	1,371,442	17,499,598
PIMCO International StocksPLUS® AR Strategy (U.S. Dollar-Hedged) (a)(b)	1,334,524	10,916,406
PIMCO Mortgage Opportunities (a)(b)	392,632	4,373,925
PIMCO Senior Floating Rate (a)(b)	749,816	7,648,126
PIMCO Short-Term (a)(b)	880,053	8,721,321
Templeton Frontier Markets (d)	55,617	1,091,197
Voya Global Real Estate (c)	106,554	2,183,285
Wells Fargo Advantage Short-Term High Yield Bond (f)	800,105	6,560,858

Total Mutual Funds (cost—$178,971,222)		206,795,963

	Shares	Value*

EXCHANGE-TRADED FUNDS—5.1%

iShares China Large-Cap	42,107	$1,704,070
iShares Core S&P 500	11,238	2,269,627
iShares MSCI South Korea Capped	33,758	2,241,531
iShares MSCI Spain Capped	81,969	3,321,384
Market Vectors Russia	62,471	1,491,807

Total Exchange-Traded Funds (cost—$10,454,175)		11,028,419

	Principal Amount (000s)

Repurchase Agreements—0.3%
State Street Bank and Trust Co., dated 8/29/14, 0.00%, due 9/2/14, proceeds $700,000; collateralized by U.S. Treasury Notes, 0.625%, due 4/30/18, valued at $714,488 including accrued interest (cost—$700,000)	$700	700,000

Total Investments (cost—$190,125,397)—100.3%		218,524,382

Liabilities in excess of other assets—(0.3)%		(610,523)

Net Assets—100.0%		$217,913,859

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class I share.
(d)	Advisor Class share.
(e)	Non-income producing.
(f)	Administrator Class share.
(g)	Class R6 share.

Glossary:

MSCI—Morgan Stanley Capital International

Schedule of Investments

AllianzGI Global Growth Allocation Fund

August 31, 2014 (unaudited)

	Shares	Value*

MUTUAL FUNDS—94.0%

AllianzGI Behavioral Advantage Large Cap (a)(b)	10,471	$262,185
AllianzGI Best Styles Global Equity (a)(e)(f)	31,927	527,436
AllianzGI Emerging Markets Opportunities (a)(b)	5,135	142,304
AllianzGI Global Managed Volatility (a)(b)	14,304	263,760
AllianzGI Global Natural Resources (a)(b)	11,038	230,577
AllianzGI Income & Growth (a)(b)	12,536	164,477
AllianzGI International Managed Volatility (a)(b)	17,298	262,586
AllianzGI International Small-Cap (a)(b)	7,684	295,439
AllianzGI NFJ Dividend Value (a)(b)	7,603	132,370
AllianzGI NFJ Emerging Markets Value (a)(b)	3,910	66,004
AllianzGI NFJ Global Dividend Value (a)(b)	11,820	262,287
AllianzGI NFJ International Small-Cap Value (a)(b)	12,847	295,867
AllianzGI NFJ International Value (a)(b)	16,140	392,847
AllianzGI NFJ Mid-Cap Value (a)(b)	10,820	298,530
AllianzGI Short Duration High Income (a)(b)	12,473	197,194
AllianzGI U.S. Managed Volatility (a)(b)	24,993	396,883
AllianzGI Ultra Micro Cap (a)(b)	9,669	232,241
PIMCO CommoditiesPLUS® Strategy (a)(b)	18,095	198,859
PIMCO Commodity RealReturn Strategy (a)(b)	11,707	66,380
PIMCO Income (a)(b)	18,125	231,272
PIMCO International StocksPLUS® AR Strategy (U.S. Dollar- Hedged) (a)(b)	52,135	426,468
PIMCO Mortgage Opportunities (a)(b)	11,834	131,834
PIMCO Short-Term (a)(b)	49,757	493,089
Templeton Frontier Markets (d)	6,717	131,783
Voya Global Real Estate (c)	3,208	65,722

Total Mutual Funds (cost—$5,101,154)		6,168,394

	Shares	Value*

EXCHANGE-TRADED FUNDS—5.5%

iShares China Large-Cap	2,403	$97,250
iShares Core S&P 500	169	34,131
iShares MSCI South Korea Capped	1,516	100,662
iShares MSCI Spain Capped	756	30,633
Market Vectors Russia	4,165	99,460

Total Exchange-Traded Funds (cost—$355,264)		362,136

Total Investments (cost—$5,456,418)—99.5%		6,530,530

Other assets less liabilities—0.5%		30,648

Net Assets—100.0%		$6,561,178

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class I share.
(d)	Advisor Class share.
(e)	Non-income producing.
(f)	Class R6 share.

Glossary:

MSCI—Morgan Stanley Capital International

Schedule of Investments

AllianzGI Behavioral Advantage Large Cap Fund

August 31, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—99.3%

Aerospace & Defense—4.4%
Boeing Co.	8,000	$1,014,400
General Dynamics Corp.	3,600	443,700
Hexcel Corp. (a)	1,200	49,428
Honeywell International, Inc.	2,900	276,167
Huntington Ingalls Industries, Inc.	900	91,899
L-3 Communications Holdings, Inc.	950	104,452
Lockheed Martin Corp.	4,050	704,700
Northrop Grumman Corp.	1,750	222,635
Raytheon Co.	2,400	231,216
United Technologies Corp.	4,200	453,516

		3,592,113

Air Freight & Logistics—1.4%
Expeditors International of Washington, Inc.	1,400	57,820
FedEx Corp.	2,100	310,548
United Parcel Service, Inc., Class B	8,300	807,839

		1,176,207

Airlines—1.3%
Alaska Air Group, Inc.	2,200	101,948
Allegiant Travel Co.	400	49,144
Delta Air Lines, Inc.	13,350	528,393
Southwest Airlines Co.	10,300	329,703
Spirit Airlines, Inc. (a)	900	63,351
United Continental Holdings, Inc. (a)	800	38,088

		1,110,627

Auto Components—0.6%
BorgWarner, Inc.	1,600	99,504
Delphi Automotive PLC	1,300	90,454
Gentex Corp.	2,100	62,055
Lear Corp.	1,400	141,582
TRW Automotive Holdings Corp. (a)	1,100	105,919

		499,514

Automobiles—0.6%
Harley-Davidson, Inc.	1,600	101,696
Tesla Motors, Inc. (a)	1,500	404,550

		506,246

Banks—3.9%
Bank of America Corp.	41,800	672,562
Cullen/Frost Bankers, Inc.	700	55,020
East West Bancorp, Inc.	2,000	69,680
First Citizens BancShares, Inc., Class A	200	45,958
Hancock Holding Co.	1,300	43,212
JPMorgan Chase & Co.	10,800	642,060
KeyCorp	3,900	53,079
U.S. Bancorp	3,350	141,638
Wells Fargo & Co.	29,400	1,512,336

		3,235,545

	Shares	Value*

Beverages—1.1%
Brown-Forman Corp., Class B	900	$83,394
Coca-Cola Co.	4,300	179,396
Coca-Cola Enterprises, Inc.	1,600	76,448
Dr. Pepper Snapple Group, Inc.	1,400	88,088
Molson Coors Brewing Co., Class B	2,200	162,690
Monster Beverage Corp. (a)	2,000	176,820
PepsiCo, Inc.	1,950	180,356

		947,192

Biotechnology—2.3%
Alexion Pharmaceuticals, Inc. (a)	1,100	186,219
Amgen, Inc.	550	76,659
Biogen Idec, Inc. (a)	500	171,520
Celgene Corp. (a)	4,300	408,586
Gilead Sciences, Inc. (a)	7,800	839,124
Myriad Genetics, Inc. (a)	2,600	94,094
Regeneron Pharmaceuticals, Inc. (a)	200	70,104
United Therapeutics Corp. (a)	400	47,132

		1,893,438

Building Products—0.1%
AO Smith Corp.	900	44,172
Lennox International, Inc.	600	50,256

		94,428

Capital Markets—1.1%
Ameriprise Financial, Inc.	1,250	157,200
Bank of New York Mellon Corp.	4,700	184,146
Federated Investors, Inc., Class B	1,700	52,173
Franklin Resources, Inc.	950	53,694
LPL Financial Holdings, Inc.	1,600	77,904
Northern Trust Corp.	1,300	90,155
SEI Investments Co.	2,250	85,264
State Street Corp.	1,500	108,045
T Rowe Price Group, Inc.	600	48,597
Waddell & Reed Financial, Inc., Class A	1,400	76,300

		933,478

Chemicals—2.8%
Celanese Corp., Ser. A	600	37,524
CF Industries Holdings, Inc.	200	51,534
Cytec Industries, Inc.	600	61,824
Dow Chemical Co.	9,300	498,015
Eastman Chemical Co.	800	65,976
EI du Pont de Nemours & Co.	3,200	211,552
International Flavors & Fragrances, Inc.	800	81,272
LyondellBasell Industries NV, Class A	3,200	365,920
Monsanto Co.	550	63,608
NewMarket Corp.	200	81,378
PPG Industries, Inc.	1,183	243,532
Praxair, Inc.	650	85,507
Rockwood Holdings, Inc.	2,000	161,960
Scotts Miracle-Gro Co., Class A	900	51,957
Sherwin-Williams Co.	600	130,866
Sigma-Aldrich Corp.	900	93,600

		2,286,025

Schedule of Investments

AllianzGI Behavioral Advantage Large Cap Fund

August 31, 2014 (unaudited) (continued)

	Shares	Value*

Commercial Services & Supplies—0.6%
Cintas Corp.	1,100	$72,754
Pitney Bowes, Inc.	4,000	108,240
Rollins, Inc.	2,300	68,425
Tyco International Ltd.	2,700	120,474
West Corp.	3,000	88,980

		458,873

Communications Equipment—2.4%
Brocade Communications Systems, Inc.	7,600	80,180
Cisco Systems, Inc.	28,500	712,215
F5 Networks, Inc. (a)	400	49,676
Harris Corp.	1,900	135,641
Motorola Solutions, Inc.	3,600	213,840
Polycom, Inc. (a)	3,600	47,700
QUALCOMM, Inc.	9,200	700,120
Ubiquiti Networks, Inc. (a)	800	36,288

		1,975,660

Construction & Engineering—0.2%
Fluor Corp.	700	51,723
URS Corp.	1,200	72,696

		124,419

Consumer Finance—0.5%
Credit Acceptance Corp. (a)	400	49,296
Discover Financial Services	4,050	252,599
Springleaf Holdings, Inc. (a)	2,200	73,216

		375,111

Containers & Packaging—0.5%
AptarGroup, Inc.	800	51,320
Avery Dennison Corp.	1,000	48,130
Ball Corp.	1,500	96,150
Crown Holdings, Inc. (a)	1,200	57,924
Graphic Packaging Holding Co. (a)	5,500	70,345
Sonoco Products Co.	1,900	78,204

		402,073

Distributors—0.1%
Genuine Parts Co.	850	74,579

Diversified Consumer Services—0.4%
Apollo Education Group, Inc., Class A (a)	4,300	119,411
Graham Holdings Co., Class B	100	71,880
Grand Canyon Education, Inc. (a)	1,300	56,212
H&R Block, Inc.	1,550	51,972

		299,475

Diversified Financial Services—1.5%
CBOE Holdings, Inc.	2,800	148,470
MarketAxess Holdings, Inc.	900	53,028
McGraw Hill Financial, Inc.	3,700	300,181
Moody’s Corp.	6,150	575,455
MSCI, Inc. (a)	1,100	50,754
Voya Financial, Inc.	1,900	74,271

		1,202,159

	Shares	Value*

Diversified Telecommunication Services—1.1%
AT&T, Inc.	10,850	$379,316
CenturyLink, Inc.	3,700	151,663
Frontier Communications Corp.	18,200	123,760
Time Warner Telecom, Inc. (a)	1,800	73,863
Verizon Communications, Inc.	3,500	174,370

		902,972

Electric Utilities—0.1%
OGE Energy Corp.	1,600	60,032

Electrical Equipment—0.4%
AMETEK, Inc.	1,350	71,469
Emerson Electric Co.	2,950	188,859
Rockwell Automation, Inc.	900	104,949

		365,277

Electronic Equipment, Instruments & Components—0.6%
Amphenol Corp., Class A	950	97,860
Corning, Inc.	7,000	146,020
Ingram Micro, Inc., Class A (a)	2,800	80,724
TE Connectivity Ltd.	2,100	131,628
Zebra Technologies Corp., Class A (a)	900	70,227

		526,459

Energy Equipment & Services—1.6%
Baker Hughes, Inc.	3,300	228,162
Frank’s International NV	3,300	66,495
Halliburton Co.	8,100	547,641
Patterson-UTI Energy, Inc.	2,000	69,080
RPC, Inc.	3,500	79,695
Schlumberger Ltd.	2,600	285,064
Seventy Seven Energy, Inc. (a)	157	3,685

		1,279,822

Food & Staples Retailing—2.5%
Costco Wholesale Corp.	1,300	157,404
CVS Caremark Corp.	1,500	119,175
Kroger Co.	4,100	209,018
Rite Aid Corp. (a)	9,900	61,578
Safeway, Inc.	4,800	166,944
Sysco Corp.	1,400	52,962
Wal-Mart Stores, Inc.	13,600	1,026,800
Walgreen Co.	3,800	229,976

		2,023,857

Food Products—3.3%
Archer-Daniels-Midland Co.	14,500	722,970
Bunge Ltd.	2,300	194,695
Dean Foods Co.	8,600	139,148
General Mills, Inc.	2,900	154,802
Hershey Co.	900	82,278
Hormel Foods Corp.	2,150	108,962
Keurig Green Mountain, Inc.	1,400	186,648
Lancaster Colony Corp.	600	53,046
Mead Johnson Nutrition Co.	2,550	243,780
Mondelez International, Inc., Class A	12,800	463,232

Schedule of Investments

AllianzGI Behavioral Advantage Large Cap Fund

August 31, 2014 (unaudited) (continued)

	Shares	Value*

Pilgrim’s Pride Corp. (a)	3,000	$89,610
Sanderson Farms, Inc.	600	55,992
Tyson Foods, Inc., Class A	6,200	235,972

		2,731,135

Gas Utilities—0.1%
National Fuel Gas Co.	700	53,508

Health Care Equipment & Supplies—2.0%
Abbott Laboratories	6,150	259,776
Align Technology, Inc. (a)	800	43,568
Becton Dickinson and Co.	1,200	140,604
Boston Scientific Corp. (a)	3,900	49,452
Covidien PLC	3,350	290,880
CR Bard, Inc.	800	118,752
IDEXX Laboratories, Inc. (a)	600	74,382
Medtronic, Inc.	4,000	255,400
St. Jude Medical, Inc.	1,100	72,149
Stryker Corp.	1,650	137,462
Varian Medical Systems, Inc. (a)	900	76,518
West Pharmaceutical Services, Inc.	1,100	47,773
Zimmer Holdings, Inc.	700	69,517

		1,636,233

Health Care Providers & Services—3.4%
Cardinal Health, Inc.	3,900	287,430
Centene Corp. (a)	700	54,691
Cigna Corp.	2,900	274,340
Express Scripts Holding Co. (a)	1,100	81,323
HCA Holdings, Inc. (a)	3,150	219,933
Health Net, Inc. (a)	1,400	66,080
Henry Schein, Inc. (a)	750	89,767
Humana, Inc.	2,000	257,480
McKesson Corp.	1,500	292,545
MEDNAX, Inc. (a)	900	51,525
Molina Healthcare, Inc. (a)	1,300	62,192
UnitedHealth Group, Inc.	7,200	624,096
WellPoint, Inc.	3,600	419,436

		2,780,838

Hotels, Restaurants & Leisure—2.0%
Brinker International, Inc.	1,100	53,790
Burger King Worldwide, Inc.	2,000	64,080
Chipotle Mexican Grill, Inc. (a)	400	271,460
Choice Hotels International, Inc.	1,700	92,072
Cracker Barrel Old Country Store, Inc.	400	40,164
Domino’s Pizza, Inc.	1,550	116,947
Las Vegas Sands Corp.	600	39,906
Marriott International, Inc., Class A	4,550	315,770
McDonald’s Corp.	1,790	167,759
Wyndham Worldwide Corp.	1,100	89,034
Wynn Resorts Ltd.	900	173,592
Yum! Brands, Inc.	3,000	217,290

		1,641,864

	Shares	Value*

Household Durables—0.3%
Garmin Ltd.	1,700	$92,361
Harman International Industries, Inc.	700	80,556
Newell Rubbermaid, Inc.	1,700	56,984
NVR, Inc. (a)	50	58,660

		288,561

Household Products—0.9%
Colgate-Palmolive Co.	6,000	388,380
Kimberly-Clark Corp.	2,950	318,600

		706,980

Independent Power Producers & Energy Traders—0.1%
AES Corp.	7,300	110,814

Industrial Conglomerates—1.4%
3M Co.	5,000	720,000
Danaher Corp.	1,200	91,932
General Electric Co.	12,850	333,843

		1,145,775

Insurance—4.3%
Aflac, Inc.	4,200	257,208
Allstate Corp.	3,950	242,885
American Financial Group, Inc.	1,200	71,964
American International Group, Inc.	2,800	156,968
American National Insurance Co.	600	68,304
Amtrust Financial Services, Inc.	1,800	79,254
Aon PLC	1,300	113,308
Arch Capital Group Ltd. (a)	900	50,022
Assurant, Inc.	800	53,400
Everest Re Group Ltd.	400	65,536
Hanover Insurance Group, Inc.	700	44,415
Hartford Financial Services Group, Inc.	12,600	466,830
Hilltop Holdings, Inc. (a)	3,400	71,978
Marsh & McLennan Cos., Inc.	2,850	151,335
MBIA, Inc. (a)	15,500	161,665
MetLife, Inc.	8,600	470,764
PartnerRe Ltd.	600	67,014
Principal Financial Group, Inc.	1,300	70,577
Progressive Corp.	2,850	71,307
Prudential Financial, Inc.	2,500	224,250
Reinsurance Group of America, Inc.	800	66,384
RenaissanceRe Holdings Ltd.	600	61,434
StanCorp Financial Group, Inc.	900	58,968
Symetra Financial Corp.	3,200	77,888
Torchmark Corp.	1,800	98,190
Travelers Cos., Inc.	1,850	175,214
WR Berkley Corp.	1,300	62,855

		3,559,917

Internet & Catalog Retail—1.3%
Expedia, Inc.	2,000	171,800
Liberty TripAdvisor Holdings, Inc., Class A (a)	1,400	50,078
Liberty Ventures, Ser. A (a)	1,400	53,326

Schedule of Investments

AllianzGI Behavioral Advantage Large Cap Fund

August 31, 2014 (unaudited) (continued)

	Shares	Value*

Netflix, Inc. (a)	400	$191,056
Priceline Group, Inc. (a)	425	528,832
TripAdvisor, Inc. (a)	700	69,363

		1,064,455

Internet Software & Services—1.8%
Facebook, Inc., Class A (a)	7,600	568,632
Google, Inc., Class A (a)	765	445,505
Google, Inc., Class C (a)	765	437,274
WebMD Health Corp. (a)	1,200	58,020

		1,509,431

IT Services—6.0%
Accenture PLC, Class A	6,400	518,784
Amdocs Ltd.	1,650	77,715
Automatic Data Processing, Inc.	3,100	258,788
Blackhawk Network Holdings, Inc., Class B (a)	788	21,646
Booz Allen Hamilton Holding Corp.	2,700	59,886
Broadridge Financial Solutions, Inc.	2,100	89,334
Cognizant Technology Solutions Corp., Class A (a)	3,600	164,628
Computer Sciences Corp.	1,100	65,769
DST Systems, Inc.	900	83,529
Euronet Worldwide, Inc. (a)	1,100	58,630
Fiserv, Inc. (a)	2,900	186,963
Gartner, Inc. (a)	1,400	104,426
Global Payments, Inc.	900	65,448
International Business Machines Corp.	5,300	1,019,190
Jack Henry & Associates, Inc.	1,200	69,372
Leidos Holdings, Inc.	1,075	40,474
Mastercard, Inc., Class A	9,450	716,404
Paychex, Inc.	3,250	135,363
Sapient Corp. (a)	3,000	43,530
Syntel, Inc. (a)	700	62,559
Visa, Inc., Class A	4,300	913,836
Xerox Corp.	13,300	183,673

		4,939,947

Leisure Equipment & Products—0.1%
Polaris Industries, Inc.	700	101,766

Life Sciences Tools & Services—0.6%
Agilent Technologies, Inc.	1,000	57,160
Illumina, Inc. (a)	1,200	215,232
Mettler-Toledo International, Inc. (a)	150	40,572
PAREXEL International Corp. (a)	900	50,796
Quintiles Transnational Holdings, Inc. (a)	2,400	134,688

		498,448

Machinery—2.3%
Allison Transmission Holdings, Inc.	1,800	55,224
Caterpillar, Inc.	6,300	687,141
Cummins, Inc.	600	87,066

	Shares	Value*

Donaldson Co., Inc.	1,400	$58,604
Dover Corp.	1,400	123,018
Flowserve Corp.	500	37,945
Graco, Inc.	600	46,116
IDEX Corp.	1,000	76,940
Illinois Tool Works, Inc.	2,100	185,241
Ingersoll-Rand PLC	2,050	123,410
ITT Corp.	1,300	62,218
Lincoln Electric Holdings, Inc.	1,000	71,100
PACCAR, Inc.	1,000	62,810
Pall Corp.	650	54,840
Toro Co.	1,000	61,530
WABCO Holdings, Inc. (a)	1,000	103,200

		1,896,403

Marine—0.1%
Kirby Corp. (a)	600	71,574

Media—2.9%
Cablevision Systems Corp., Class A	8,000	148,080
Comcast Corp., Class A	3,200	175,136
DIRECTV (a)	5,950	514,377
DISH Network Corp., Class A (a)	2,400	155,544
Interpublic Group of Cos., Inc.	4,600	89,838
John Wiley & Sons, Inc., Class A	1,100	65,945
Live Nation Entertainment, Inc. (a)	2,400	52,704
Morningstar, Inc.	850	58,378
Scripps Networks Interactive, Inc., Class A	800	63,768
Time Warner Cable, Inc.	800	118,344
Viacom, Inc., Class B	1,350	109,553
Walt Disney Co.	9,150	822,402

		2,374,069

Metals & Mining—0.0%
Cliffs Natural Resources, Inc.	2,000	30,140

Multi-line Retail—0.8%
Burlington Stores, Inc. (a)	2,200	78,474
Dollar General Corp. (a)	1,600	102,384
Dollar Tree, Inc. (a)	1,800	96,525
Kohl’s Corp.	1,300	76,427
Macy’s, Inc.	3,200	199,328
Nordstrom, Inc.	1,200	83,100

		636,238

Multi-Utilities—0.3%
CenterPoint Energy, Inc.	4,400	109,296
Public Service Enterprise Group, Inc.	2,200	82,258
Vectren Corp.	1,200	49,476

		241,030

Oil, Gas & Consumable Fuels—7.7%
Apache Corp.	4,200	427,686
Chesapeake Energy Corp.	2,200	59,840

Schedule of Investments

AllianzGI Behavioral Advantage Large Cap Fund

August 31, 2014 (unaudited) (continued)

	Shares	Value*

Chevron Corp.	4,730	$612,298
Cimarex Energy Co.	300	43,548
ConocoPhillips	9,290	754,534
Continental Resources, Inc. (a)	300	48,387
Devon Energy Corp.	800	60,336
EOG Resources, Inc.	3,700	406,556
EQT Corp.	1,000	99,060
Exxon Mobil Corp.	15,970	1,588,376
Hess Corp.	5,100	515,610
Marathon Petroleum Corp.	4,700	427,747
Occidental Petroleum Corp.	3,100	321,563
Phillips 66	7,800	678,756
Valero Energy Corp.	5,700	308,598

		6,352,895

Paper & Forest Products—0.1%
International Paper Co.	1,700	82,365

Personal Products—0.4%
Estee Lauder Cos., Inc., Class A	2,200	169,026
Herbalife Ltd.	1,700	86,666
Nu Skin Enterprises, Inc., Class A	800	35,776

		291,468

Pharmaceuticals—5.0%
AbbVie, Inc.	12,200	674,416
Akorn, Inc. (a)	1,700	66,334
Allergan, Inc.	500	81,840
Bristol-Myers Squibb Co.	4,150	210,198
Eli Lilly & Co.	5,200	330,512
Johnson & Johnson	10,228	1,060,950
Mallinckrodt PLC (a)	1,255	102,270
Merck & Co., Inc.	12,600	757,386
Pfizer, Inc.	29,100	855,249

		4,139,155

Professional Services—0.4%
Dun & Bradstreet Corp.	400	46,952
Equifax, Inc.	900	70,884
Huron Consulting Group, Inc. (a)	700	42,336
Robert Half International, Inc.	1,200	60,252
Verisk Analytics, Inc., Class A (a)	1,100	70,609

		291,033

Road & Rail—1.3%
AMERCO	200	55,562
CSX Corp.	4,100	126,731
Heartland Express, Inc.	2,300	53,935
Landstar System, Inc.	700	47,506
Norfolk Southern Corp.	1,000	107,000
Old Dominion Freight Line, Inc. (a)	900	60,003
Union Pacific Corp.	5,800	610,566

		1,061,303

	Shares	Value*

Semiconductors & Semiconductor Equipment—2.9%
Analog Devices, Inc.	3,200	$163,584
Avago Technologies Ltd.	2,400	197,016
Intel Corp.	25,000	873,000
KLA-Tencor Corp.	1,000	76,420
Lam Research Corp.	1,100	79,101
Linear Technology Corp.	5,600	252,616
Marvell Technology Group Ltd.	4,100	57,031
Micron Technology, Inc. (a)	5,600	182,560
NVIDIA Corp.	4,900	95,305
Skyworks Solutions, Inc.	2,000	113,320
Texas Instruments, Inc.	7,000	337,260

		2,427,213

Software—5.7%
Activision Blizzard, Inc.	18,000	423,720
Adobe Systems, Inc. (a)	2,750	197,725
Aspen Technology, Inc. (a)	1,400	57,526
Autodesk, Inc. (a)	1,400	75,096
Citrix Systems, Inc. (a)	600	42,156
Electronic Arts, Inc. (a)	5,100	192,984
FactSet Research Systems, Inc.	600	76,440
Fortinet, Inc. (a)	1,400	36,134
Interactive Intelligence Group, Inc. (a)	600	25,686
Intuit, Inc.	4,900	407,582
Manhattan Associates, Inc. (a)	2,800	80,864
MICROS Systems, Inc. (a)	1,200	81,564
Microsoft Corp.	29,200	1,326,556
NetSuite, Inc. (a)	1,500	131,460
Oracle Corp.	27,300	1,133,769
Red Hat, Inc. (a)	2,200	134,024
ServiceNow, Inc. (a)	700	42,791
Take-Two Interactive Software, Inc. (a)	2,800	65,828
VMware, Inc., Class A (a)	2,000	197,160

		4,729,065

Specialty Retail—3.2%
AutoZone, Inc. (a)	475	255,949
Bed Bath & Beyond, Inc. (a)	1,000	64,260
Best Buy Co., Inc.	2,800	89,292
Container Store Group, Inc. (a)	1,900	40,166
Foot Locker, Inc.	1,600	89,776
GameStop Corp., Class A	1,700	71,740
Gap, Inc.	2,700	124,605
Home Depot, Inc.	6,900	645,150
L Brands, Inc.	1,600	102,160
Lowe’s Cos., Inc.	5,000	262,550
Murphy USA, Inc. (a)	1,075	58,555
O’Reilly Automotive, Inc. (a)	950	148,181
Ross Stores, Inc.	1,800	135,756
TJX Cos., Inc.	8,200	488,802
Williams-Sonoma, Inc.	900	59,193

		2,636,135

Schedule of Investments

AllianzGI Behavioral Advantage Large Cap Fund

August 31, 2014 (unaudited) (continued)

	Shares	Value*

Technology Hardware, Storage & Peripherals—4.0%
Apple, Inc.	11,550	$1,183,875
EMC Corp.	4,200	124,026
Hewlett-Packard Co.	30,100	1,143,800
Lexmark International, Inc., Class A	1,200	60,672
NetApp, Inc.	3,900	164,424
SanDisk Corp.	2,300	225,308
Seagate Technology PLC	3,000	187,740
Western Digital Corp.	2,250	231,772

		3,321,617

Textiles, Apparel & Luxury Goods—1.1%
Columbia Sportswear Co.	700	53,312
Hanesbrands, Inc.	1,400	143,752
Iconix Brand Group, Inc. (a)	1,400	58,282
Michael Kors Holdings Ltd. (a)	2,000	160,240
NIKE, Inc., Class B	4,300	337,765
V.F. Corp.	2,800	179,536

		932,887

Tobacco—1.3%
Altria Group, Inc.	7,100	305,868
Philip Morris International, Inc.	7,570	647,841
Reynolds American, Inc.	2,700	157,869

		1,111,578

Trading Companies & Distributors—0.1%
HD Supply Holdings, Inc. (a)	2,900	80,533
Veritiv Corp. (a)	32	1,425

		81,958

Total Common Stock (cost—$69,001,461)		81,823,379

	Principal Amount (000s)

Repurchase Agreements—1.0%
State Street Bank and Trust Co., dated 8/29/14, 0.00%, due 9/2/14, proceeds $834,000; collateralized by Fannie Mae, 6.625%, due 11/15/30, valued at $853,369 including accrued interest (cost—$834,000)	$834	834,000

Total Investments (cost—$69,835,461)—100.3%		82,657,379

Liabilities in excess of other assets—(0.3)%		(213,929)

Net Assets—100.0%		$82,443,450

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

August 31, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—96.1%

Australia—1.6%
Australia & New Zealand Banking Group Ltd.	6,197	$193,658
Bank of Queensland Ltd.	6,232	73,302
Bendigo and Adelaide Bank Ltd.	4,583	53,337
Challenger Ltd.	11,123	81,628
Flight Centre Travel Group Ltd.	1,374	60,230
Macquarie Group Ltd.	672	36,641
Westpac Banking Corp.	4,612	151,173

		649,969

Austria—0.2%
Flughafen Wien AG	147	13,181
OMV AG	1,365	52,709
Voestalpine AG	752	32,282

		98,172

Belgium—0.3%
Ageas	792	26,583
Barco NV	395	28,000
Befimmo S.A. REIT	260	21,007
Delhaize Group S.A.	603	41,996

		117,586

Bermuda—0.9%
Aspen Insurance Holdings Ltd.	3,480	147,970
Endurance Specialty Holdings Ltd.	947	54,992
Everest Re Group Ltd.	333	54,559
Maiden Holdings Ltd.	1,323	16,088
Montpelier Re Holdings Ltd. (c)	994	31,261
Validus Holdings Ltd.	1,403	54,871

		359,741

Brazil—1.3%
AMBEV S.A. ADR	8,971	65,399
Banco Bradesco S.A.	2,900	51,846
Banco do Brasil S.A.	3,500	54,709
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	754	38,371
Cia Energetica de Minas Gerais ADR	4,705	40,416
Cielo S.A.	2,400	44,987
EDP—Energias do Brasil S.A.	4,300	21,707
Embraer S.A.	1,100	10,717
JBS S.A.	22,200	100,364
Petroleo Brasileiro S.A. ADR	3,334	65,246
Porto Seguro S.A.	900	13,340

		507,102

Canada—4.7%
Agrium, Inc.	817	77,259
Artis Real Estate Investment Trust REIT	2,041	29,884
Atco Ltd., Class I	776	33,394
Bank of Montreal	2,316	178,200
Bank of Nova Scotia	1,384	91,698
Baytex Energy Corp.	262	11,716
BCE, Inc.	1,031	46,415
Canadian Natural Resources Ltd.	1,441	62,806

	Shares	Value*
Canadian Tire Corp. Ltd., Class A	1,159	$119,727
Canfor Corp. (d)	641	14,868
Cogeco Cable, Inc.	716	41,289
Corus Entertainment, Inc., Class B	476	10,704
Genworth MI Canada, Inc.	501	17,740
George Weston Ltd.	463	36,693
Linamar Corp.	728	42,021
Magna International, Inc.	2,484	281,640
Metro, Inc.	643	41,686
National Bank of Canada	2,035	97,904
Norbord, Inc.	505	10,715
Royal Bank of Canada	2,842	211,118
Stantec, Inc.	610	41,572
Suncor Energy, Inc.	3,316	136,110
Transcontinental, Inc., Class A	2,816	39,133
Valeant Pharmaceuticals International, Inc. (d)	1,602	187,678

		1,861,970

Cayman Islands—0.1%
Home Loan Servicing Solutions Ltd. (c)	2,151	47,107

China—2.9%
Agricultural Bank of China Ltd., Class H	30,000	13,891
Bank of China Ltd., Class H	87,000	40,280
BBMG Corp., Class H	17,000	12,606
China Citic Bank Corp. Ltd., Class H	132,000	83,233
China Communications Construction Co., Ltd., Class H	30,000	21,855
China Construction Bank Corp., Class H	107,000	79,360
China Lumena New Materials Corp. (b)	62,000	10,000
China Merchants Bank Co., Ltd., Class H	17,500	33,355
China Minsheng Banking Corp. Ltd., Class H	18,000	16,902
China Mobile Ltd.	2,500	31,048
China Oilfield Services Ltd., Class H	10,000	29,458
China Petroleum & Chemical Corp., Class H	102,000	103,148
China Railway Construction Corp. Ltd., Class H	13,000	12,459
China Resources Cement Holdings Ltd.	18,000	12,374
China Resources Power Holdings Co., Ltd.	20,000	60,656
CNOOC Ltd.	29,000	58,123
Dongfeng Motor Group Co., Ltd., Class H	20,000	37,090
Great Wall Motor Co., Ltd., Class H	12,000	50,881
Guangdong Investment Ltd.	26,000	31,389

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

August 31, 2014 (unaudited) (continued)

	Shares	Value*

Huadian Power International Corp. Ltd., Class H	78,000	$54,976
Huaneng Power International, Inc., Class H	16,000	19,301
Hydoo International Holding Ltd.	160,000	43,557
Industrial & Commercial Bank of China Ltd., Class H	105,000	69,487
Kaisa Group Holdings Ltd.	48,000	17,711
PetroChina Co., Ltd. ADR	610	86,498
Ping An Insurance Group Co. of China Ltd., Class H	3,000	24,426
Shimao Property Holdings Ltd.	14,500	31,780
Wasion Group Holdings Ltd.	14,000	11,667
WuXi PharmaTech Cayman, Inc. ADR (d)	457	16,918
Yuexiu Transport Infrastructure Ltd.	26,000	15,935

		1,130,364

Colombia—0.1%
Copa Holdings S.A., Class A	238	29,269

Denmark—0.5%
AP Moeller—Maersk A/S, Class B	31	77,878
Pandora A/S	540	40,497
Royal UNIBREW (d)	172	30,641
TDC A/S	5,885	50,442

		199,458

Finland—0.4%
Elisa Oyj	1,622	44,217
Stora Enso Oyj, Class R	4,503	39,301
UPM-Kymmene Oyj	3,687	55,497

		139,015

France—2.4%
BNP Paribas S.A.	426	28,786
Cap Gemini S.A.	511	36,355
Credit Agricole S.A.	7,046	104,566
Natixis	2,454	17,267
Plastic Omnium S.A.	652	17,215
Rallye S.A.	708	33,856
Safran S.A.	651	42,685
Sanofi	416	45,590
SCOR SE	952	29,151
Societe Generale S.A.	1,627	82,523
Technicolor S.A. (d)	6,460	49,627
Teleperformance	521	33,831
Thales S.A.	842	47,041
Total S.A.	4,528	298,796
UBISOFT Entertainment (d)	594	9,872
Valeo S.A.	625	75,560

		952,721

Germany—3.1%
Aareal Bank AG (c)	843	37,895
Bayer AG	1,101	147,978

	Shares	Value*

Bayerische Motoren Werke AG	1,238	$144,484
Continental AG	252	53,933
Daimler AG	1,575	129,204
Deutsche Lufthansa AG	2,561	44,504
Deutsche Post AG	3,450	113,112
Freenet AG	1,589	42,577
Fresenius SE & Co. KGaA	1,422	69,373
Hannover Rueck SE	1,973	164,113
Jenoptik AG (c)	728	9,640
Merck KGaA	1,070	93,365
Muenchener Rueckversicherungs AG	620	124,480
Stada Arzneimittel AG	420	16,793
Talanx AG	1,266	43,982

		1,235,433

Hong Kong—0.5%
Chaowei Power Holdings Ltd.	17,000	8,928
Cheung Kong Holdings Ltd.	1,000	18,204
China Hongqiao Group Ltd.	19,000	15,982
China Overseas Land & Investment Ltd.	12,000	33,735
China Power International Development Ltd.	83,000	37,932
Country Garden Holdings Co., Ltd.	81,000	35,704
MGM China Holdings Ltd.	8,400	27,888
Truly International Holdings Ltd.	32,000	17,376

		195,749

India—0.3%
Tata Motors Ltd. ADR	1,918	92,428
Wipro Ltd. ADR	1,708	20,428

		112,856

Indonesia—0.4%
Bank Negara Indonesia Persero Tbk PT	232,600	106,400
Bank Rakyat Indonesia Persero Tbk PT	42,300	39,940
Indofood Sukses Makmur Tbk PT	20,400	11,990

		158,330

Ireland—0.5%
Dragon Oil PLC	2,025	19,956
Greencore Group PLC	8,338	36,848
Smurfit Kappa Group PLC	5,818	132,044

		188,848

Italy—0.9%
Enel SpA	20,812	110,234
Gtech SpA	1,937	46,188
Iren SpA	12,267	17,360
Recordati SpA	4,079	66,457
Telecom Italia SpA (d)	30,100	34,723
Unipol Gruppo Finanziario SpA	8,864	48,402
Vittoria Assicurazioni SpA	2,083	27,233

		350,597

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

August 31, 2014 (unaudited) (continued)

	Shares	Value*

Japan—9.3%
Aeon Co., Ltd.	11,300	$122,192
Aisin Seiki Co., Ltd.	2,000	74,025
Alfresa Holdings Corp.	500	29,701
Bridgestone Corp.	2,100	72,126
Central Japan Railway Co.	1,200	168,256
COMSYS Holdings Corp.	3,300	63,056
Daihatsu Motor Co., Ltd.	2,300	39,493
Exedy Corp.	1,300	36,008
Fuji Heavy Industries Ltd.	6,100	173,730
FUJIFILM Holdings Corp.	4,500	135,874
Fukuoka Financial Group, Inc.	11,000	53,328
Hogy Medical Co., Ltd.	100	5,611
Idemitsu Kosan Co., Ltd.	1,000	21,948
Inpex Corp.	5,900	84,589
ITOCHU Corp.	12,800	162,879
Japan Petroleum Exploration Co.	200	7,791
JFE Holdings, Inc.	3,000	60,734
JTEKT Corp.	3,600	57,341
Kaneka Corp.	2,000	11,838
KDDI Corp.	3,600	208,027
Kinden Corp.	1,000	10,738
Kyowa Exeo Corp.	2,200	30,029
Marubeni Corp.	17,000	122,761
Matsumotokiyoshi Holdings Co., Ltd.	600	18,955
Mitsubishi UFJ Financial Group, Inc.	52,300	301,438
Mitsui & Co., Ltd.	3,700	60,363
Mizuho Financial Group, Inc.	25,500	48,636
Nichirei Corp.	8,000	37,692
Nippon Telegraph & Telephone Corp.	1,900	127,624
Nippon Yusen KK	12,000	35,324
Nissan Motor Co., Ltd.	12,500	120,069
ORIX Corp.	5,800	87,710
Osaka Gas Co., Ltd.	16,000	65,805
Resona Holdings, Inc.	18,500	100,414
Ricoh Co., Ltd.	1,100	11,940
Sanwa Holdings Corp.	4,000	29,281
Seiko Epson Corp.	1,900	96,532
Seino Holdings Co., Ltd.	2,000	18,766
Sekisui House Ltd.	9,400	118,199
Seven & I Holdings Co., Ltd.	1,500	60,225
Sumitomo Corp.	6,200	80,099
Sumitomo Mitsui Financial Group, Inc.	2,000	80,898
Sumitomo Osaka Cement Co., Ltd.	5,000	17,651
Sumitomo Rubber Industries Ltd.	6,100	87,241
Suzuki Motor Corp.	2,800	91,092
Takashimaya Co., Ltd.	2,000	17,099
Tokai Rika Co., Ltd.	1,600	31,810
Tosoh Corp.	7,000	28,986
Toyota Motor Corp.	2,400	136,942
Tsubakimoto Chain Co.	1,000	8,526

		3,671,392

Korea (Republic of)—1.9%
Hyundai Motor Co.	369	84,826
Kia Motors Corp.	1,358	82,007

	Shares	Value*

Korean Reinsurance Co.	1,870	$21,769
KT Corp.	1,350	46,648
POSCO	108	35,708
Samsung Electronics Co., Ltd. GDR	596	362,964
SK Hynix, Inc. (d)	786	35,237
SK Telecom Co., Ltd.	349	94,310

		763,469

Malaysia—0.2%
Tenaga Nasional Bhd.	18,100	71,105

Mexico—0.3%
Grupo Aeroportuario del Pacifico SAB De C.V. ADR	568	39,595
Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	87	11,178
Industrias Bachoco S.A.B. de C.V. ADR	1,150	65,424

		116,197

Netherlands—0.7%
Aegon NV	3,049	24,110
AerCap Holdings NV (d)	939	44,556
ASM International NV	1,240	48,191
BE Semiconductor Industries NV	1,540	27,157
BinckBank NV	970	10,627
Reed Elsevier NV	1,733	39,534
Royal Dutch Shell PLC, Class A	2,006	81,054

		275,229

New Zealand—0.0%
Air New Zealand Ltd.	6,290	11,554

Norway—1.2%
Bakkafrost P/F	3,192	69,028
DNB ASA	13,979	261,608
Fred Olsen Energy ASA	378	8,882
Leroy Seafood Group ASA	852	31,479
SpareBank 1 SMN	10,493	98,560

		469,557

Philippines—0.3%
Alliance Global Group, Inc.	75,600	42,666
Universal Robina Corp.	22,910	85,386

		128,052

Poland—0.1%
Energa S.A.	4,331	28,193
Tauron Polska Energia S.A.	9,583	14,967

		43,160

Portugal—0.1%
Sonaecom—SGPS S.A.	22,385	34,106

Russian Federation—0.5%
Gazprom Neft OAO ADR	558	10,705
Lukoil OAO ADR	889	49,349

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

August 31, 2014 (unaudited) (continued)

	Shares	Value*

Sberbank of Russia ADR	2,975	$24,246
Sistema JSFC GDR	3,172	72,163
Surgutneftegas OAO ADR	4,947	34,629

		191,092

Singapore—0.2%
AIMS AMP Capital Industrial REIT	8,000	9,381
DBS Group Holdings Ltd.	2,000	28,669
Ezion Holdings Ltd.	11,000	19,370
Wing Tai Holdings Ltd.	4,000	5,985

		63,405

South Africa—0.5%
Imperial Holdings Ltd.	923	16,505
Liberty Holdings Ltd.	1,156	14,157
Sasol Ltd.	1,947	113,155
Sibanye Gold Ltd. ADR	3,811	35,785
Telkom S.A. SOC Ltd. (d)	5,598	30,001

		209,603

Spain—0.6%
Enagas S.A.	977	32,587
Gas Natural SDG S.A.	2,515	77,113
Repsol S.A.	3,361	83,471
Sacyr S.A. (d)	7,481	41,936

		235,107

Sweden—1.1%
Bilia AB, Class A	644	17,226
Holmen AB, Class B	501	15,996
Loomis AB, Class B	666	19,765
NCC AB, Class B	482	15,377
Nordea Bank AB	4,939	64,494
Skandinaviska Enskilda Banken AB, Class A	10,508	137,427
Swedbank AB, Class A	2,704	68,920
TeliaSonera AB	10,767	78,640

		417,845

Switzerland—1.8%
ACE Ltd.	1,162	123,555
Baloise Holding AG	419	54,663
Bucher Industries AG	149	44,352
Credit Suisse Group AG (d)	1,321	37,268
Georg Fischer AG (d)	49	32,480
Givaudan S.A. (d)	57	94,771
Roche Holdings AG	413	120,620
Swiss Life Holding AG (d)	166	41,878
Swiss Re AG	1,448	118,722
TE Connectivity Ltd.	727	45,568

		713,877

Taiwan—1.2%
Asustek Computer, Inc.	3,000	31,394
Hon Hai Precision Industry Co., Ltd.	11,200	38,310
Inventec Corp.	38,000	29,895

	Shares	Value*

Mega Financial Holding Co., Ltd.	66,000	$56,948
Pegatron Corp.	20,000	42,409
Taishin Financial Holding Co., Ltd.	109,933	55,903
Taiwan Semiconductor Manufacturing Co., Ltd.	43,000	179,709
Vanguard International Semiconductor Corp.	26,000	38,085

		472,653

Thailand—0.2%
Kasikornbank PCL	6,500	45,998
Krung Thai Bank PCL (b)	17,500	12,877
PTT Global Chemical PCL (b)	9,900	19,224
PTT PCL (b)	2,100	21,117

		99,216

Turkey—0.3%
Eregli Demir ve Celik Fabrikalari TAS	27,132	52,748
TAV Havalimanlari Holding AS	3,195	26,549
Turkiye Halk Bankasi AS	4,361	31,989

		111,286

United Kingdom—5.5%
Barratt Developments PLC	2,117	13,018
Beazley PLC	4,079	17,092
Berendsen PLC	1,729	30,663
Berkeley Group Holdings PLC	816	32,542
Bovis Homes Group PLC	2,303	32,294
BP PLC	29,545	235,682
Britvic PLC	2,511	28,626
BT Group PLC	16,022	103,011
DCC PLC	667	39,637
Delphi Automotive PLC	573	39,869
easyJet PLC	5,319	117,926
Galliford Try PLC	635	13,685
Greene King PLC	2,184	29,931
Home Retail Group PLC	8,702	26,491
HSBC Holdings PLC	7,653	82,723
Interserve PLC	1,950	21,440
Ithaca Energy, Inc. (d)	7,824	17,774
ITV PLC	10,963	38,437
J Sainsbury PLC	9,129	44,078
Jupiter Fund Management PLC	2,462	15,341
Keller Group PLC	1,251	19,102
Legal & General Group PLC	40,703	163,452
Lloyds Banking Group PLC (d)	64,804	82,147
Lookers PLC	3,923	9,199
Marston’s PLC	4,585	11,281
Mondi PLC	8,118	139,468
Next PLC	728	85,782
Old Mutual PLC	8,363	27,644
Pace PLC	2,436	13,404
Paragon Group of Cos. PLC	4,851	27,813
Persimmon PLC (d)	1,538	33,859
Royal Dutch Shell PLC, Class B	2,864	120,973

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

August 31, 2014 (unaudited) (continued)

	Shares	Value*

RPC Group PLC	1,236	$11,651
Shire PLC	2,332	190,005
SSE PLC	998	25,171
Taylor Wimpey PLC	25,864	49,286
TUI Travel PLC	4,549	28,143
WH Smith PLC	7,265	139,344

		2,157,984

United States—49.0%
Actavis PLC (d)	874	198,381
Activision Blizzard, Inc.	5,091	119,842
Aetna, Inc.	1,737	142,660
AG Mortgage Investment Trust, Inc. REIT	1,528	30,514
AGCO Corp.	293	14,310
AGL Resources, Inc.	931	49,632
Air Lease Corp.	386	14,629
Alaska Air Group, Inc.	2,268	105,099
Alliance Data Systems Corp. (d)	490	129,674
Allstate Corp.	1,749	107,546
Altria Group, Inc.	906	39,030
Amdocs Ltd.	1,373	64,668
Ameren Corp.	6,699	267,893
American Airlines Group, Inc.	2,263	88,053
American Capital Mortgage Investment Corp. REIT	1,135	23,358
American Electric Power Co., Inc.	1,825	98,003
American Financial Group, Inc.	612	36,702
AmerisourceBergen Corp.	665	51,464
Amgen, Inc.	1,965	273,882
Amtrust Financial Services, Inc.	766	33,727
Andersons, Inc. (c)	229	15,748
Annaly Capital Management, Inc. REIT	2,864	34,082
Apple, Inc.	7,069	724,572
Archer-Daniels-Midland Co.	1,812	90,346
Arrow Electronics, Inc. (d)	199	12,388
AT&T, Inc.	9,068	317,017
Avery Dennison Corp.	720	34,654
Avista Corp.	1,277	41,451
Avnet, Inc.	779	34,673
Bank of America Corp.	7,238	116,459
BB&T Corp.	2,368	88,397
Becton Dickinson and Co.	903	105,805
Capital One Financial Corp.	1,044	85,671
Capstead Mortgage Corp. REIT	2,972	39,290
CenturyLink, Inc.	3,147	128,996
CF Industries Holdings, Inc.	411	105,902
Chemed Corp.	249	26,297
Chesapeake Utilities Corp.	280	19,312
Chevron Corp.	3,749	485,308
Chubb Corp.	641	58,940
Cigna Corp.	1,204	113,898
Cisco Systems, Inc.	10,019	250,375
CMS Energy Corp.	3,849	117,548
CNA Financial Corp.	675	26,170

	Shares	Value*

Coca-Cola Enterprises, Inc.	748	$35,739
Comcast Corp., Class A	6,054	330,946
Computer Sciences Corp.	644	38,505
CONMED Corp.	1,035	40,883
ConocoPhillips	4,551	369,632
Convergys Corp.	1,816	34,867
Cooper Cos., Inc.	775	126,348
Corning, Inc.	6,417	133,859
Crane Co.	448	31,176
CVS Caremark Corp.	2,832	225,002
DaVita HealthCare Partners, Inc. (d)	599	44,733
Deluxe Corp.	1,038	61,813
Dillard’s, Inc., Class A	663	75,794
Discover Financial Services	2,533	157,983
Dr. Pepper Snapple Group, Inc.	879	55,307
DST Systems, Inc.	301	27,936
DTE Energy Co.	1,504	117,688
Duke Energy Corp.	1,347	99,665
Edison International	2,102	124,312
EMC Corp.	2,694	79,554
Entergy Corp.	1,934	149,711
Enterprise Financial Services Corp.	629	10,970
Euronet Worldwide, Inc. (d)	230	12,259
Exelon Corp.	1,677	56,045
Exxon Mobil Corp.	3,685	366,510
Fidelity National Information Services, Inc.	644	36,547
Fifth Third Bancorp	5,465	111,513
First Interstate Bancsystem, Inc. (c)	542	14,374
First Merchants Corp.	499	10,185
Fulton Financial Corp.	1,648	19,010
G&K Services, Inc., Class A	380	21,238
GameStop Corp., Class A	913	38,529
GATX Corp.	1,502	99,538
General Electric Co.	4,734	122,989
Global Cash Access Holdings, Inc. (d)	1,093	8,536
Goldman Sachs Group, Inc.	925	165,677
Google, Inc., Class A (d)	153	89,101
Google, Inc., Class C (d)	135	77,166
Grand Canyon Education, Inc. (d)	341	14,745
Hanesbrands, Inc.	1,079	110,792
Hanover Insurance Group, Inc.	527	33,438
HCC Insurance Holdings, Inc.	755	37,856
Heartland Payment Systems, Inc.	686	32,770
Helmerich & Payne, Inc.	963	101,163
Hewlett-Packard Co.	4,215	160,170
HollyFrontier Corp.	1,813	90,704
Home Depot, Inc.	1,743	162,970
Humana, Inc.	602	77,501
Huntington Ingalls Industries, Inc.	691	70,558
Huntsman Corp.	708	19,038
Ingram Micro, Inc., Class A (d)	1,630	46,993
Intel Corp.	15,034	524,987
International Business Machines Corp.	1,572	302,296
j2 Global, Inc. (c)	343	18,333

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

August 31, 2014 (unaudited) (continued)

	Shares	Value*

Jack in the Box, Inc.	321	$19,083
Jarden Corp. (d)	542	32,406
Johnson & Johnson	5,953	617,505
JPMorgan Chase & Co.	5,503	327,153
Kaiser Aluminum Corp.	149	12,002
KeyCorp	1,770	24,090
Kimberly-Clark Corp.	2,201	237,708
Kroger Co.	5,146	262,343
Lam Research Corp.	1,506	108,296
Lear Corp.	464	46,924
Lennox International, Inc.	333	27,892
Lincoln National Corp.	2,162	118,996
Macy’s, Inc.	1,992	124,082
MainSource Financial Group, Inc.	731	12,610
Mallinckrodt PLC (d)	1,269	103,432
Manpowergroup, Inc.	701	54,384
Marriott Vacations Worldwide Corp. (d)	247	14,719
McKesson Corp.	1,135	221,359
Medtronic, Inc.	3,646	232,797
Mentor Graphics Corp. (c)	1,801	39,280
MetLife, Inc.	1,088	59,557
Micron Technology, Inc. (d)	1,732	56,463
Microsoft Corp.	7,465	339,135
Molson Coors Brewing Co., Class B	1,358	100,424
Morgan Stanley	3,103	106,464
Murphy Oil Corp.	326	20,365
Mylan, Inc. (d)	4,433	215,444
Northrop Grumman Corp.	1,721	218,946
O’Reilly Automotive, Inc. (d)	420	65,512
Olin Corp. (c)	608	16,592
Omega Healthcare Investors, Inc. REIT	2,269	85,473
Omnicare, Inc.	1,960	124,989
Oracle Corp.	5,776	239,877
Packaging Corp. of America	453	30,799
PartnerRe Ltd.	1,304	145,644
PerkinElmer, Inc.	696	31,216
PharMerica Corp. (d)	4,655	115,863
Phillips 66	1,890	164,468
Pinnacle West Capital Corp.	899	51,198
PNC Financial Services Group, Inc.	1,339	113,480
Popular, Inc. (d)	502	15,542
Portland General Electric Co.	4,267	147,083
QUALCOMM, Inc.	3,516	267,568
Red Robin Gourmet Burgers, Inc. (d)	269	14,284
ResMed, Inc.	813	43,130
Reynolds American, Inc.	988	57,768
Royal Caribbean Cruises Ltd.	727	46,354
Salix Pharmaceuticals Ltd. (d)	257	40,891
Sanderson Farms, Inc. (c)	387	36,115
SanDisk Corp.	1,403	137,438
Sanmina Corp. (d)	2,283	53,605
SCANA Corp.	588	30,541
Skyworks Solutions, Inc.	769	43,572
Smith & Wesson Holding Corp. (d)	837	9,266

	Shares	Value*

Snap-on, Inc.	92	$11,495
Southwest Gas Corp.	617	32,214
SS&C Technologies Holdings, Inc. (d)	733	33,176
St. Jude Medical, Inc.	1,247	81,791
Starwood Property Trust, Inc. REIT	1,384	33,008
SunTrust Banks, Inc.	1,132	43,107
Symetra Financial Corp.	1,066	25,946
Syntel, Inc. (d)	171	15,282
Thermo Fisher Scientific, Inc.	1,639	197,024
Time Warner Cable, Inc.	326	48,225
Travelers Cos., Inc.	2,180	206,468
Trinity Industries, Inc.	1,668	80,698
Tyson Foods, Inc., Class A	2,277	86,663
Umpqua Holdings Corp.	1,086	18,972
Union Pacific Corp.	3,036	319,600
United Rentals, Inc. (d)	285	33,530
United Therapeutics Corp. (d)	476	56,087
UnitedHealth Group, Inc.	1,986	172,146
USANA Health Sciences, Inc. (d)	107	7,814
Valero Energy Corp.	547	29,615
Verizon Communications, Inc.	7,456	371,458
Viacom, Inc., Class B	731	59,321
Walt Disney Co.	3,087	277,460
Webster Financial Corp.	594	17,523
WellPoint, Inc.	906	105,558
Wells Fargo & Co.	6,365	327,416
WesBanco, Inc.	1,020	31,671
Westar Energy, Inc.	2,045	75,522
Western Digital Corp.	1,362	140,300
Whirlpool Corp.	261	39,938
WSFS Financial Corp.	144	10,742
Zimmer Holdings, Inc.	850	84,414

		19,344,631

Total Common Stock (cost—$35,182,906)		37,934,807

PREFERRED STOCK—0.9%

Brazil—0.7%
Cia Energetica de Sao Paulo, Class B	4,300	60,874
Itau Unibanco Holding S.A.	3,850	69,415
Usinas Siderurgicas de Minas Gerais S.A., Class A (d)	7,000	25,267
Vale S.A.	8,800	102,094

		257,650

Korea (Republic of)—0.2%
Hyundai Motor Co.	566	83,768

Total Preferred Stock (cost—$324,033)		341,418

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

August 31, 2014 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—1.1%
State Street Bank and Trust Co., dated 8/29/14, 0.00%, due 9/2/14, proceeds $451,000; collateralized by Fannie Mae, 6.625%, due 11/15/30, valued at $466,800 including accrued interest (cost—$451,000)	$451	$451,000

Total Investments (cost—$35,957,939) (a)—98.1%		38,727,225

Other assets less liabilities—1.9%		761,401

Net Assets—100.0%		$39,488,626

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $14,391,719, representing 36.4% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Fair-Valued—Securities with an aggregate value of $63,218, representing 0.2% of net assets.
(c)	Affiliated security.
(d)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

FTSE—Financial Times Stock Exchange

GDR—Global Depositary Receipt

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

(e)	Futures contracts outstanding at August 31, 2014:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: E-mini S&P 500 Index	5	$500	9/19/14	$12,900
Euro STOXX 50 Index	2	83	9/19/14	(2,789)
FTSE 100 Index	1	113	9/19/14	1,741
Mini MSCI Emerging Markets Index	2	109	9/19/14	2,539
Topix Index	1	123	9/11/14	4,615

				$19,006

(f)	At August 31, 2014, the Fund pledged $631,412 in cash collateral for derivatives.

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

August 31, 2014 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	12.2%
Oil, Gas & Consumable Fuels	8.4%
Insurance	6.1%
Pharmaceuticals	5.2%
Technology Hardware, Storage & Peripherals	3.7%
Semiconductors & Semiconductor Equipment	3.6%
Diversified Telecommunication Services	3.4%
Health Care Providers & Services	3.4%
Electric Utilities	3.0%
Automobiles	2.9%
Food & Staples Retailing	2.5%
Media	2.2%
Auto Components	2.1%
IT Services	2.1%
Software	2.0%
Health Care Equipment & Supplies	1.8%
Food Products	1.8%
Multi-Utilities	1.6%
Trading Companies & Distributors	1.6%
Communications Equipment	1.3%
Road & Rail	1.3%
Electronic Equipment, Instruments & Components	1.2%
Wireless Telecommunication Services	1.1%
Specialty Retail	1.1%
Chemicals	1.1%
Multi-line Retail	1.0%
Airlines	1.0%
Aerospace & Defense	1.0%
Metals & Mining	1.0%
Capital Markets	0.9%
Household Durables	0.9%
Beverages	0.9%
Biotechnology	0.8%
Real Estate Investment Trust	0.8%
Gas Utilities	0.8%
Hotels, Restaurants & Leisure	0.7%
Paper & Forest Products	0.7%
Machinery	0.6%
Construction & Engineering	0.6%
Life Sciences Tools & Services	0.6%
Consumer Finance	0.6%
Household Products	0.6%
Independent Power Producers & Energy Traders	0.6%
Real Estate Management & Development	0.6%
Commercial Services & Supplies	0.6%
Containers & Packaging	0.5%
Industrial Conglomerates	0.5%
Energy Equipment & Services	0.5%
Internet Software & Services	0.4%
Diversified Financial Services	0.4%
Textiles, Apparel & Luxury Goods	0.4%

Thrifts & Mortgage Finance	0.4%
Professional Services	0.3%
Marine	0.3%
Air Freight & Logistics	0.3%
Transportation Infrastructure	0.2%
Tobacco	0.2%
Auto Manufacturers	0.2%
Building Products	0.2%
Water Utilities	0.1%
Internet & Catalog Retail	0.1%
Construction Materials	0.0%
Distributors	0.0%
Diversified Consumer Services	0.0%
Leisure Equipment & Products	0.0%
Personal Products	0.0%
Repurchase Agreements	1.1%
Other assets less liabilities	1.9%

100.0%

Schedule of Investments

AllianzGI China Equity Fund

August 31, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—93.9%

China—82.5%
Advanced Semiconductor Manufacturing Corp. Ltd., Class H (c)	2,052,000	$137,601
Bank of China Ltd., Class H	719,500	333,117
Beijing Enterprises Holdings Ltd.	33,500	288,643
China Everbright International Ltd.	215,000	294,300
China Merchants Bank Co., Ltd., Class H	52,500	100,065
China Minsheng Banking Corp. Ltd., Class H	413,900	388,662
China Mobile Ltd.	45,500	565,067
China Petroleum & Chemical Corp., Class H	172,200	174,138
China Telecom Corp. Ltd., Class H	478,000	293,682
Chongqing Rural Commercial Bank, Class H	334,000	165,905
CNOOC Ltd.	164,000	328,696
Comba Telecom Systems Holdings Ltd. (b)(c)	541,100	235,151
CSR Corp. Ltd., Class H (b)	286,000	258,124
Digital China Holdings Ltd. (b)	249,000	240,885
Dongfeng Motor Group Co., Ltd., Class H	132,000	244,793
Industrial & Commercial Bank of China Ltd., Class H	748,335	495,235
PetroChina Co., Ltd., Class H	314,000	446,180
Ping An Insurance Group Co. of China Ltd., Class H	65,500	533,294
Qingling Motors Co., Ltd., Class H (b)	902,000	288,638
Shui On Land Ltd.	571,000	149,416
Tencent Holdings Ltd.	25,400	413,407
Tiangong International Co., Ltd.	872,000	197,893
Want Want China Holdings Ltd.	148,000	183,023
Yuexiu Transport Infrastructure Ltd.	302,000	185,096

		6,941,011

Hong Kong—11.4%
Aeon Stores Hong Kong Co., Ltd.	104,000	139,829
China Overseas Land & Investment Ltd.	16,000	44,980
COSCO International Holdings Ltd.	342,000	168,096
Goldpac Group Ltd.	146,000	148,735
Hong Kong Exchanges and Clearing Ltd.	6,900	158,512
Man Yue Technology Holdings Ltd.	700,000	165,289
Natural Beauty Bio-Technology Ltd.	1,210,000	84,404
Sa Sa International Holdings Ltd.	60,000	46,905

		956,750

Total Common Stock (cost—$7,517,834)		7,897,761

	Principal Amount (000s)	Value*

Repurchase Agreements—5.3%
State Street Bank and Trust Co., dated 8/29/14, 0.00%, due 9/2/14, proceeds $442,000; collateralized by U.S. Treasury Notes, 2.00%, due 2/28/21, valued at $455,013 including accrued interest (cost—$442,000)	$442	$442,000

Total Investments (cost—$7,959,834) (a)—99.2%		8,339,761

Other assets less liabilities—0.8%		67,893

Net Assets—100.0%		$8,407,654

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $7,118,909, representing 84.7% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Affiliated security.
(c)	Non-income producing.

Schedule of Investments

AllianzGI China Equity Fund

August 31, 2014 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	17.7%
Oil, Gas & Consumable Fuels	11.3%
Wireless Telecommunication Services	6.7%
Automobiles	6.3%
Insurance	6.3%
Internet Software & Services	4.9%
Electronic Equipment, Instruments & Components	4.9%
Transportation Infrastructure	4.2%
Commercial Services & Supplies	3.5%
Diversified Telecommunication Services	3.5%
Industrial Conglomerates	3.4%
Machinery	3.1%
Communications Equipment	2.8%
Metals & Mining	2.3%
Real Estate Management & Development	2.3%
Food Products	2.2%
Diversified Financial Services	1.9%
Technology Hardware, Storage & Peripherals	1.8%
Multi-line Retail	1.7%
Semiconductors & Semiconductor Equipment	1.6%
Personal Products	1.0%
Specialty Retail	0.5%
Repurchase Agreements	5.3%
Other assets less liabilities	0.8%

100.0%

Schedule of Investments

AllianzGI Convertible Fund

August 31, 2014 (unaudited)

	Principal Amount (000s)	Value*

CONVERTIBLE BONDS—86.8%

Airlines—1.1%
United Airlines, Inc.,
4.50%, 1/15/15	$8,335	$21,108,388
United Continental Holdings, Inc.,
6.00%, 10/15/29	1,265	6,946,431

		28,054,819

Apparel & Textiles—1.0%
Iconix Brand Group, Inc.,
1.50%, 3/15/18	18,100	25,645,438

Auto Components—1.0%
Meritor, Inc.,
7.875%, 3/1/26	15,985	26,495,138

Auto Manufacturers—4.4%
Ford Motor Co.,
4.25%, 11/15/16	15,925	32,307,844
Navistar International Corp. (a)(b),
4.75%, 4/15/19	17,405	18,416,666
Tesla Motors, Inc.,
0.25%, 3/1/19	41,505	42,023,812
1.25%, 3/1/21	7,815	7,976,184
Wabash National Corp.,
3.375%, 5/1/18	12,805	17,838,966

		118,563,472

Biotechnology—7.2%
Cubist Pharmaceuticals, Inc. (a)(b),
1.125%, 9/1/18	9,160	10,196,225
1.875%, 9/1/20	6,005	6,838,194
Emergent Biosolutions, Inc. (a)(b),
2.875%, 1/15/21	18,960	20,642,700
Gilead Sciences, Inc.,
1.625%, 5/1/16	14,820	69,978,262
Illumina, Inc.,
zero coupon, 6/15/19 (a)(b)	29,955	32,313,956
0.25%, 3/15/16	6,570	14,199,445
0.50%, 6/15/21 (a)(b)	4,235	4,658,500
Incyte Corp. Ltd. (a)(b),
0.375%, 11/15/18	13,350	17,296,594
1.25%, 11/15/20	2,465	3,216,825
Ligand Pharmaceuticals, Inc. (a)(b),
0.75%, 8/15/19	15,070	14,985,231

		194,325,932

Chemicals—0.9%
RPM International, Inc.,
2.25%, 12/15/20	20,390	23,805,325

	Principal Amount (000s)	Value*

Commercial Services—2.4%
Ascent Capital Group, Inc.,
4.00%, 7/15/20	$8,595	$7,907,400
Avis Budget Group, Inc.,
3.50%, 10/1/14	3,565	14,756,872
Live Nation Entertainment, Inc. (a)(b),
2.50%, 5/15/19	20,895	21,051,712
Macquarie Infrastructure Co. LLC,
2.875%, 7/15/19	17,805	20,342,213

		64,058,197

Computers—2.0%
SanDisk Corp.,
0.50%, 10/15/20 (a)(b)	35,495	43,303,900
1.50%, 8/15/17	5,490	10,595,700

		53,899,600

Distribution/Wholesale—1.0%
WESCO International, Inc.,
6.00%, 9/15/29	9,250	27,634,375

Diversified Financial Services—3.3%
Air Lease Corp.,
3.875%, 12/1/18	18,175	27,251,140
Cowen Group, Inc. (a)(b),
3.00%, 3/15/19	13,870	14,432,290
Encore Capital Group, Inc.,
3.00%, 7/1/20	18,285	20,833,472
Portfolio Recovery Associates, Inc. (a)(b),
3.00%, 8/1/20	23,360	26,922,400

		89,439,302

Electric Utilities—1.0%
NRG Yield, Inc. (a)(b),
3.50%, 2/1/19	22,315	27,726,388

Electrical Equipment—1.3%
SunPower Corp.,
0.875%, 6/1/21 (a)(b)	20,905	24,445,784
4.50%, 3/15/15	6,270	10,760,888

		35,206,672

Electronics—0.6%
InvenSense, Inc. (a)(b),
1.75%, 11/1/18	12,360	16,261,125

Schedule of Investments

AllianzGI Convertible Fund

August 31, 2014 (unaudited) (continued)

	Principal Amount (000s)	Value*

Healthcare-Products—4.3%
Cepheid (a)(b),
1.25%, 2/1/21	$14,630	$13,989,937
Hologic, Inc.,
2.00%, 12/15/37	17,190	20,885,850
NuVasive, Inc.,
2.75%, 7/1/17	23,640	26,757,525
Teleflex, Inc.,
3.875%, 8/1/17	16,115	29,178,222
Wright Medical Group, Inc.,
2.00%, 8/15/17	19,170	25,544,025

		116,355,559

Healthcare-Services—3.4%
Brookdale Senior Living, Inc.,
2.75%, 6/15/18	20,345	27,872,650
Molina Healthcare, Inc.,
1.125%, 1/15/20	23,270	30,178,281
WellPoint, Inc.,
2.75%, 10/15/42	20,665	33,722,697

		91,773,628

Home Builders—1.0%
Lennar Corp. (a)(b),
3.25%, 11/15/21	16,155	27,988,538

Household Products/Wares—1.3%
Jarden Corp.,
1.125%, 3/15/34 (a)(b)	18,335	18,988,185
1.875%, 9/15/18	11,875	16,432,031

		35,420,216

Insurance—2.7%
Amtrust Financial Services, Inc.,
5.50%, 12/15/21	11,985	20,883,863
Fidelity National Financial, Inc.,
4.25%, 8/15/18	18,205	29,935,847
Radian Group, Inc.,
2.25%, 3/1/19	15,430	22,662,812

		73,482,522

Internet—4.8%
AOL, Inc. (a)(b),
0.75%, 9/1/19	18,900	19,620,562
Priceline Group, Inc.,
0.35%, 6/15/20	17,320	20,437,600
1.00%, 3/15/18	21,120	30,320,400

	Principal Amount (000s)	Value*

Qihoo 360 Technology Co., Ltd. (a)(b),
2.50%, 9/15/18	$18,720	$20,615,400
VeriSign, Inc.,
4.086%, 8/15/37	15,020	26,022,150
WebMD Health Corp. (a)(b),
1.50%, 12/1/20	12,235	13,603,791

		130,619,903

Iron/Steel—0.6%
U.S. Steel Corp.,
2.75%, 4/1/19	9,180	14,911,763

Lodging—1.1%
MGM Resorts International,
4.25%, 4/15/15	22,230	30,149,437

Media—0.8%
Liberty Media Corp. (a)(b),
1.375%, 10/15/23	21,920	22,563,900

Mining—0.9%
Kaiser Aluminum Corp.,
4.50%, 4/1/15	13,925	23,594,520

Oil, Gas & Consumable Fuels —3.2%
Goodrich Petroleum Corp.,
5.00%, 10/1/32	17,235	20,003,372
Helix Energy Solutions Group, Inc.,
3.25%, 3/15/32	18,370	24,937,275
Hornbeck Offshore Services, Inc.,
1.50%, 9/1/19	15,300	17,518,500
Stone Energy Corp.,
1.75%, 3/1/17	22,200	24,933,375

		87,392,522

Pharmaceuticals—8.3%
Akorn, Inc.,
3.50%, 6/1/16	5,125	22,844,688
Endo Health Solutions, Inc.,
1.75%, 4/15/15	10,500	22,949,062
Medivation, Inc.,
2.625%, 4/1/17	16,000	29,330,000
Mylan, Inc.,
3.75%, 9/15/15	7,650	27,970,312
Omnicare, Inc.,
3.50%, 2/15/44	39,630	44,781,900
Pacira Pharmaceuticals, Inc.,
3.25%, 2/1/19	6,155	26,985,828
Salix Pharmaceuticals Ltd.,
1.50%, 3/15/19	19,450	47,786,219

		222,648,009

Schedule of Investments

AllianzGI Convertible Fund

August 31, 2014 (unaudited) (continued)

	Principal Amount (000s)	Value*

Real Estate Investment Trust —3.1%
Host Hotels & Resorts L.P. (a)(b),
2.50%, 10/15/29	$15,705	$27,493,566
iStar Financial, Inc.,
1.50%, 11/15/16 (a)(b)	4,000	4,277,080
3.00%, 11/15/16	18,730	25,461,094
Starwood Property Trust, Inc.,
4.55%, 3/1/18	23,675	26,575,187

		83,806,927

Retail—0.9%
Restoration Hardware Holdings, Inc. (a)(b),
zero coupon, 6/15/19	25,745	25,214,009

Semiconductors—10.5%
GT Advanced Technologies, Inc.,
3.00%, 12/15/20	5,415	8,873,831
Intel Corp.,
3.25%, 8/1/39	38,400	64,968,192
Lam Research Corp.,
1.25%, 5/15/18	23,780	32,103,000
Microchip Technology, Inc.,
2.125%, 12/15/37	14,215	27,363,875
Micron Technology, Inc.,
3.00%, 11/15/43	55,860	71,605,537
Novellus Systems, Inc.,
2.625%, 5/15/41	10,570	22,315,913
Spansion LLC,
2.00%, 9/1/20	5,105	8,847,603
SunEdison, Inc. (a)(b),
0.25%, 1/15/20	24,755	26,425,963
2.00%, 10/1/18	9,690	16,091,456
2.75%, 1/1/21	2,575	4,335,656

		282,931,026

Software—8.6%
Akamai Technologies, Inc. (a)(b),
zero coupon, 2/15/19	32,835	33,840,736
Allscripts Healthcare Solutions, Inc.,
1.25%, 7/1/20	23,810	25,625,512
Citrix Systems, Inc. (a)(b),
0.50%, 4/15/19	19,885	22,035,066
Concur Technologies, Inc.,
0.50%, 6/15/18	15,190	17,572,931
2.50%, 4/15/15 (a)(b)	1,500	2,908,125
Salesforce.com, Inc.,
0.25%, 4/1/18	35,005	40,605,800
0.75%, 1/15/15	3,280	9,011,800
Synchronoss Technologies, Inc.,
0.75%, 8/15/19	17,435	19,178,500

	Principal Amount (000s)	Value*

Take-Two Interactive Software, Inc.,
1.00%, 7/1/18	$15,185	$19,171,063
Verint Systems, Inc.,
1.50%, 6/1/21	23,455	24,510,475
Workday, Inc.,
0.75%, 7/15/18	14,595	18,809,306

		233,269,314

Telecommunications—2.7%
Level 3 Communications, Inc.,
7.00%, 3/15/15	15,380	26,088,325
Palo Alto Networks, Inc. (a)(b),
zero coupon, 7/1/19	26,480	27,820,550
SBA Communications Corp.,
4.00%, 10/1/14	5,325	19,283,156

		73,192,031

Transportation—1.4%
Bristow Group, Inc.,
3.00%, 6/15/38	4,120	4,735,425
Greenbrier Cos., Inc.,
3.50%, 4/1/18	16,555	32,996,184

		37,731,609

Total Convertible Bonds (cost—$1,963,843,912)		2,344,161,216

	Shares

CONVERTIBLE PREFERRED STOCK—11.8%

Aerospace & Defense—0.2%
United Technologies Corp.,
7.50%, 8/1/15	69,535	4,176,272

Banks—1.9%
Bank of America Corp., Ser. L (c),
7.25%	21,775	25,498,525
Wells Fargo & Co., Ser. L (c),
7.50%	20,735	25,198,209

		50,696,734

Electric Utilities—1.1%
Exelon Corp.,
6.50%, 6/1/17	563,920	28,477,960

Food Products—1.4%
Post Holdings, Inc. (a)(b)(c),
2.50%, Ser. C	78,730	6,096,654
3.75%	107,365	9,903,348
Tyson Foods, Inc.,
4.75%, 7/15/17	456,195	22,914,675

		38,914,677

Schedule of Investments

AllianzGI Convertible Fund

August 31, 2014 (unaudited) (continued)

	Shares	Value*
Health Care Providers & Services—0.8%
Amsurg Corp., Ser. A-1,
5.25%, 7/1/17	184,095	$20,894,782

Insurance—0.8%
Maiden Holdings Ltd., Ser. B,
7.25%, 9/15/16	119,950	5,642,448
MetLife, Inc.,
5.00%, 10/8/14	524,210	16,444,468

		22,086,916

Machinery—1.3%
Stanley Black & Decker, Inc.,
4.75%, 11/17/15	238,785	32,146,430
Stanley Black & Decker, Inc., UNIT,
6.25%, 11/17/16	25,400	2,951,480

		35,097,910

Oil, Gas & Consumable Fuels—2.5%
Chesapeake Energy Corp. (a)(b)(c),
5.75%	32,550	39,507,563
Sanchez Energy Corp., Ser. B (c),
6.50%	322,125	27,731,741

		67,239,304

Real Estate Investment Trust—0.9%
American Tower Corp., Ser. A,
5.25%, 5/15/17	218,510	24,814,542

Transportation—0.9%
Genesee & Wyoming, Inc.,
5.00%, 10/1/15	191,250	24,537,375

Total Convertible Preferred Stock (cost—$286,396,350)		316,936,472

	Principal Amount (000s)	Value*

Repurchase Agreements—1.3%
State Street Bank and Trust Co., dated 8/29/14, 0.00%, due 9/2/14, proceeds $36,226,000; collateralized by U.S. Treasury Notes, 2.00%, due 2/28/21, valued at $36,952,148 including accrued interest (cost—$36,226,000)	$36,226	$36,226,000

Total Investments (cost—$2,286,466,262)—99.9%		2,697,323,688

Other assets less liabilities—0.1%		3,700,286

Net Assets—100.0%		$2,701,023,974

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $686,028,575, representing 25.4% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	Perpetual maturity. The date shown, if any, is the next call date. For Corporate Bonds & Notes the interest rate is fixed until the first call date and variable thereafter.

Glossary:

UNIT—More than one class of securities traded together.

Schedule of Investments

AllianzGI Global Fundamental Strategy Fund

August 31, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—36.9%

Germany—2.3%
BASF SE	2,100	$216,496
Muenchener Rueckversicherungs AG	1,000	200,774
SAP AG	1,200	93,533

		510,803

Greece—0.2%
Piraeus Bank S.A. (f)	22,000	43,783

Hong Kong—2.3%
HKT Trust	241,000	285,156
Power Assets Holdings Ltd.	26,000	236,846

		522,002

Indonesia—1.6%
Bank Negara Indonesia Persero Tbk PT	130,000	59,467
Indocement Tunggal Prakarsa Tbk PT	30,000	62,165
Telekomunikasi Indonesia Persero Tbk PT	1,062,500	242,855

		364,487

Italy—1.1%
Eni SpA	9,900	247,213

New Zealand—1.3%
Telecom Corp. of New Zealand Ltd.	115,000	282,323

Norway—2.1%
Telenor ASA	10,300	236,603
Yara International ASA	4,900	245,871

		482,474

Switzerland—2.2%
Nestle S.A.	3,400	263,732
Roche Holdings AG	800	233,647

		497,379

Turkey—1.3%
Tupras Turkiye Petrol Rafinerileri AS	12,500	293,494

United Arab Emirates—1.0%
Dragon Oil PLC	22,500	224,535

United Kingdom—6.9%
BHP Billiton PLC	7,500	236,410
BP PLC	28,000	223,358
Centrica PLC	38,100	202,240
GlaxoSmithKline PLC	8,000	195,518
Reckitt Benckiser Group PLC	2,900	253,070
Royal Dutch Shell PLC, Class A	6,400	259,018
TESCO PLC	47,400	181,183

		1,550,797

	Shares	Value*

United States—14.6%
Amazon.com, Inc. (f)	400	$135,616
Apple, Inc.	2,800	287,000
Cisco Systems, Inc. (e)	9,200	229,908
Eli Lilly & Co.	4,200	266,952
General Electric Co. (e)	9,100	236,418
Intel Corp. (e)	9,000	314,280
Johnson & Johnson	2,500	259,325
Maxim Integrated Products, Inc.	8,685	268,280
Merck & Co., Inc.	4,500	270,495
Microchip Technology, Inc. (e)	5,800	283,214
Microsoft Corp.	6,400	290,752
Pfizer, Inc.	7,400	217,486
Verizon Communications, Inc.	4,300	214,226

		3,273,952

Total Common Stock (cost—$7,287,481)		8,293,242

	Principal Amount (000s)

CORPORATE BONDS & NOTES—32.7%

Germany—4.5%
KFW,
4.125%, 10/15/14	$1,000	1,004,599

Israel—1.0%
Israel Electric Corp. Ltd. (a)(b),
7.25%, 1/15/19	200	226,100

Mexico—1.0%
Controladora Mabe S.A. de C.V. (a)(b),
7.875%, 10/28/19	200	225,000

Spain—2.5%
AyT Cedulas Cajas X Fondo de Titulizacion,
3.75%, 6/30/25	€200	280,994
Cedulas TDA 6 Fondo de Titulizacion de Activos,
4.25%, 4/10/31	200	291,911

		572,905

Supranational—4.4%
Inter-American Development Bank,
4.50%, 9/15/14	$1,000	1,001,533

Switzerland—6.2%
Credit Suisse,
5.30%, 8/13/19	500	570,731
EUROFIMA,
4.50%, 3/6/15	800	817,258

		1,387,989

Schedule of Investments

AllianzGI Global Fundamental Strategy Fund

August 31, 2014 (unaudited) (continued)

	Principal Amount (000s)		Value*

United States—13.1%
AT&T, Inc.,
5.80%, 2/15/19		$500	$580,961
Daimler Finance North America LLC (a)(b),
1.25%, 1/11/16		250	251,982
EI du Pont de Nemours & Co.,
3.25%, 1/15/15		200	202,190
HSBC USA, Inc.,
1.625%, 1/16/18		500	502,070
Morgan Stanley,
4.00%, 7/24/15		500	515,680
Oracle Corp.,
5.75%, 4/15/18		600	687,124
Petrobras International Finance Co.,
5.375%, 1/27/21		200	211,860

			2,951,867

Total Corporate Bonds & Notes (cost—$7,169,572)			7,369,993

SOVEREIGN DEBT OBLIGATIONS—21.5%

Brazil—2.5%
Brazil Notas do Tesouro Nacional, Ser. F,
10.00%, 1/1/18	BRL	1,300	562,837

Indonesia—1.8%
Indonesia Treasury Bond,
7.375%, 9/15/16	IDR	4,900,000	417,217

Italy—5.7%
Italy Buoni Poliennali Del Tesoro (d),
1.65%, 4/23/20		€441	595,451
3.10%, 9/15/26		447	689,990

			1,285,441

Mexico—2.4%
Mexican Bonos, Ser. M,
6.50%, 6/9/22	MXN	6,600	536,167

Poland—2.2%
Poland Government Bond,
3.75%, 4/25/18	PLN	1,500	490,486

Russia—0.9%
Russian Federation Bond (a)(b),
4.50%, 4/4/22		$200	196,300

South Africa—1.9%
South Africa Government Bond,
8.00%, 12/21/18	ZAR	4,500	436,522

Spain—2.2%
Spain Government Bond (b)(d),
1.80%, 11/30/24		€351	499,844

	Principal Amount (000s)		Value*

Turkey—1.9%
Turkey Government Bond,
9.00%, 3/8/17	TRY	900	$419,500

Total Sovereign Debt Obligations (cost—$4,750,698)			4,844,314

	Shares

EXCHANGE-TRADED FUNDS—1.1%

iShares MSCI Emerging Markets Index (cost—$231,660)		5,400	243,324

	Principal Amount (000s)

Repurchase Agreements—6.2%
State Street Bank and Trust Co., dated 8/29/14, 0.00%, due 9/2/14, proceeds $1,401,000; collateralized by Fannie Mae, 6.625%, due 11/15/30, valued at $1,429,575 including accrued interest (cost—$1,401,000)		$1,401	1,401,000

	Contracts

OPTIONS PURCHASED (f)(g)—0.2%

Put Options—0.2%
S+P 500 E MINI Index, strike price $1,925.00, expires 12/19/14 (cost—$82,572)		30	50,250

Total Investments, before options written (cost—$20,922,983) (c)—98.6%			22,202,123

OPTIONS WRITTEN (f)(g)—(0.0)%

Call Options—(0.0)%
INTEL Corp., strike price $34.00, expires 9/20/14 (premiums received-$6,116)		90	(10,530)

Total Investments, net of options written (cost—$20,916,867)—98.6%			22,191,593

Other assets less other liabilities—1.4%			314,623

Net Assets—100.0%			$22,506,216

Schedule of Investments

AllianzGI Global Fundamental Strategy Fund

August 31, 2014 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $899,382, representing 4.0% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	Securities with an aggregate value of $4,205,940, representing 18.7% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(d)	Inflationary Bonds—Principal amount of security is adjusted for inflation/deflation.
(e)	All or partial amount segregated for the benefit of the counterparty as collateral for option written.
(f)	Non-income producing.
(g)	Exchange traded-Chicago Board Options Exchange.

Glossary:

BRL—Brazilian Real

€—Euro

IDR—Indonesian Rupiah

MSCI—Morgan Stanley Capital International

MXN—Mexican Peso

PLN—Polish Zloty

TRY—Turkish Lira

ZAR—South African Rand

Schedule of Investments

AllianzGI Global Fundamental Strategy Fund

August 31, 2014 (unaudited) (continued)

(h)	Futures contracts outstanding at August 31, 2014:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Short: 10-Year U.S. Treasury Note Futures	(5)	$(629)	12/19/14	$(1,143)
5-Year U.S. Treasury Note Futures	(4)	(475)	12/31/14	399
E-mini S&P 500 Index	(5)	(500)	9/19/14	(13,612)
Euro STOXX 50 Index	(10)	(416)	9/19/14	15,091

				$735

(i)	At August 31, 2014, the Fund pledged cash collateral of $123,382 for futures contracts.
(j)	Transactions in options written for the nine months ended August 31, 2014:

	Contracts	Premiums
Options outstanding, November 30, 2013	244	$16,203
Options written	425	52,943
Options terminated in closing transactions	(265)	(41,715)
Options expired	(314)	(21,315)

Options outstanding, August 31, 2014	90	$6,116

(k)	Forward foreign currency contracts outstanding at August 31, 2014:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value August 31, 2014	Unrealized Appreciation (Depreciation)
Purchased:
400,000 Euro settling 11/28/14	State Street Bank	$529,740	$525,887	$(3,853)
28,000,000 Indian Rupee settling 4/6/15	State Street Bank	433,996	439,562	5,566
Sold:
250,000 British Pound settling 11/28/14	State Street Bank	414,245	414,736	(491)
1,700,000 Euro settling 11/28/14	State Street Bank	2,245,613	2,235,021	10,592
483,572 Swiss Franc settling 11/28/14	State Street Bank	529,740	527,226	2,514

				$14,328

Schedule of Investments

AllianzGI Global Fundamental Strategy Fund

August 31, 2014 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less other liabilities shown as a percentage of net assets were as follows:

Sovereign Debt Obligations	21.5%
Banking	19.6%
Oil, Gas & Consumable Fuels	6.5%
Pharmaceuticals	6.5%
Diversified Telecommunication Services	5.6%
Software	4.8%
Semiconductors & Semiconductor Equipment	3.9%
Chemicals	3.0%
Telecommunications	2.6%
Diversified Financial Services	2.5%
Electric Utilities	2.0%
Technology Hardware, Storage & Peripherals	1.3%
Food Products	1.2%
Household Products	1.1%
Auto Manufacturers	1.1%
Exchange-Traded Funds	1.1%
Industrial Conglomerates	1.0%
Metals & Mining	1.0%
Communications Equipment	1.0%
Household Products/Wares	1.0%
Multi-Utilities	0.9%
Insurance	0.9%
Food & Staples Retailing	0.8%
Internet & Catalog Retail	0.6%
Banks	0.4%
Construction Materials	0.3%
Repurchase Agreements	6.2%
Options Purchased	0.2%
Options Written	(0.0)%
Other assets less other liabilities	1.4%

100.0%

Schedule of Investments

AllianzGI Global Managed Volatility Fund

August 31, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—99.0%

Australia—1.5%
Amcor Ltd.	7,561	$80,728
Newcrest Mining Ltd. (b)	8,169	86,914
Sonic Healthcare Ltd.	3,145	51,810

		219,452

Bermuda—0.6%
Validus Holdings Ltd.	2,510	98,166

Canada—11.5%
BCE, Inc.	10,152	457,041
Bell Aliant, Inc.	5,848	165,926
Canadian Apartment Properties REIT	2,575	56,364
Dollarama, Inc.	2,090	177,937
Empire Co., Ltd.	668	46,440
Fairfax Financial Holdings Ltd.	392	180,627
Intact Financial Corp.	3,231	219,630
Manitoba Telecom Services, Inc.	3,196	90,769
Metro, Inc.	794	51,475
Rogers Communications, Inc., Class B	922	37,582
Sun Life Financial, Inc.	1,090	40,530
TELUS Corp.	4,603	167,855
Transcontinental, Inc., Class A	2,828	39,300

		1,731,476

China—2.6%
Bank of Communications Co., Ltd., Class H	88,000	64,027
China Mobile Ltd.	5,700	70,788
China Petroleum & Chemical Corp., Class H	40,000	40,450
Datang International Power Generation Co., Ltd., Class H	80,000	44,176
PetroChina Co., Ltd., Class H	120,000	170,515

		389,956

France—2.6%
Dassault Systemes	1,220	80,854
Essilor International S.A.	478	50,717
Eutelsat Communications S.A.	1,382	46,105
Pernod Ricard S.A.	416	49,077
SES S.A.	4,563	168,835

		395,588

Germany—1.9%
Fresenius Medical Care AG & Co. KGaA	2,143	150,992
MAN SE	692	82,075
Suedzucker AG	3,449	59,411

		292,478

Hong Kong—4.6%
CLP Holdings Ltd.	44,600	377,635
Esprit Holdings Ltd.	34,200	55,404
Hong Kong Exchanges and Clearing Ltd.	3,600	82,702
Power Assets Holdings Ltd.	7,700	70,143
Yue Yuen Industrial Holdings Ltd.	35,000	108,239

		694,123

	Shares	Value*

Ireland—0.3%
Kerry Group PLC, Class A	530	$39,875

Israel—2.1%
Israel Chemicals Ltd.	11,802	91,387
Mizrahi Tefahot Bank Ltd.	3,780	46,442
Teva Pharmaceutical Industries Ltd.	3,425	179,837

		317,666

Japan—2.5%
ABC-Mart, Inc.	1,000	51,243
Benesse Holdings, Inc.	1,700	60,232
Capcom Co., Ltd.	3,600	66,166
FamilyMart Co., Ltd.	1,100	46,100
McDonald’s Holdings Co. Japan Ltd.	2,100	51,761
Oriental Land Co., Ltd.	300	58,387
Square Enix Holdings Co., Ltd.	2,000	46,029

		379,918

Netherlands—0.6%
Koninklijke DSM NV	1,323	88,392

Norway—0.7%
Subsea 7 S.A.	2,934	48,806
Telenor ASA	2,182	50,123

		98,929

Singapore—3.3%
CapitaMall Trust REIT	41,000	65,616
ComfortDelGro Corp. Ltd.	36,000	72,341
Hutchison Port Holdings Trust UNIT	77,000	55,438
Singapore Airlines Ltd.	20,000	161,543
Singapore Post Ltd.	55,000	75,975
Singapore Press Holdings Ltd.	19,000	63,104

		494,017

Sweden—0.4%
Swedish Match AB	1,725	57,688

Switzerland—1.2%
Nestle S.A.	787	61,046
Novartis AG	704	63,252
Transocean Ltd.	1,595	61,442

		185,740

United Kingdom—6.3%
BP PLC	44,710	356,654
Fresnillo PLC	2,436	38,972
J Sainsbury PLC	7,326	35,373
Randgold Resources Ltd.	4,442	374,667
Royal Dutch Shell PLC, Class A	1,609	65,119
Royal Dutch Shell PLC, Class B	912	38,522
WM Morrison Supermarkets PLC	14,354	42,340

		951,647

Schedule of Investments

AllianzGI Global Managed Volatility Fund

August 31, 2014 (unaudited) (continued)

	Shares	Value*
United States—56.3%
Alleghany Corp. (b)	190	$81,915
American Capital Agency Corp. REIT	10,490	248,088
Annaly Capital Management, Inc. REIT	22,655	269,594
Apple, Inc.	2,235	229,087
Ares Capital Corp.	18,935	324,735
AT&T, Inc.	1,380	48,245
AutoZone, Inc. (b)	200	107,768
Bunge Ltd.	650	55,023
Capitol Federal Financial, Inc.	16,960	209,456
Capstead Mortgage Corp. REIT	2,870	37,941
Chevron Corp.	465	60,194
Chimera Investment Corp. REIT	19,315	63,933
Cigna Corp.	1,025	96,965
Citrix Systems, Inc. (b)	530	37,238
Clorox Co.	2,070	183,402
CME Group, Inc.	555	42,485
Coach, Inc.	1,620	59,665
ConAgra Foods, Inc.	3,925	126,385
Consolidated Edison, Inc.	5,720	331,131
Costco Wholesale Corp.	430	52,064
Dollar General Corp. (b)	595	38,074
Dollar Tree, Inc. (b)	935	50,139
DSW, Inc., Class A	3,255	100,710
Duke Energy Corp.	5,401	399,620
Equity Commonwealth REIT	3,360	90,317
Exelon Corp.	3,290	109,952
Express Scripts Holding Co. (b)	4,490	331,946
FirstEnergy Corp.	2,550	87,312
General Mills, Inc.	4,040	215,655
Hatteras Financial Corp. REIT	6,885	137,012
Humana, Inc.	520	66,945
Integra LifeSciences Holdings Corp. (b)	1,210	60,488
International Business Machines Corp.	370	71,151
Juniper Networks, Inc.	7,405	171,722
Kellogg Co.	1,840	119,545
Kinder Morgan Management LLC (b)	574	56,091
Laboratory Corp. of America Holdings (b)	1,060	113,664
M&T Bank Corp.	465	57,488
Madison Square Garden Co., Class A (b)	560	37,442
McDonald’s Corp.	3,670	343,952
MEDNAX, Inc. (b)	930	53,243
Merck & Co., Inc.	4,240	254,866
Morningstar, Inc.	1,495	102,677
PartnerRe Ltd.	465	51,936
PepsiCo, Inc.	3,195	295,506
PPL Corp.	4,635	160,510
Procter & Gamble Co.	3,310	275,094
Quest Diagnostics, Inc.	5,440	343,862
Quintiles Transnational Holdings, Inc. (b)	795	44,615
RenaissanceRe Holdings Ltd.	465	47,611
SBA Communications Corp., Class A (b)	375	41,359
Southern Co.	9,435	418,914

	Shares	Value*
Southwestern Energy Co. (b)	2,420	$99,656
Stericycle, Inc. (b)	795	94,486
Symantec Corp.	3,405	82,673
Target Corp.	615	36,943
TransDigm Group, Inc.	365	68,616
Vector Group Ltd.	3,440	82,182
Wal-Mart Stores, Inc.	5,770	435,635
WellPoint, Inc.	665	77,479
Zoetis, Inc.	2,680	94,979

		8,487,381

Total Investments (cost—$13,617,215) (a)—99.0%		14,922,492

Other assets less liabilities—1.0%		150,259

Net Assets—100.0%		$15,072,751

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $4,387,828, representing 29.1% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

Schedule of Investments

AllianzGI Global Managed Volatility Fund

August 31, 2014 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Electric Utilities	10.9%
Health Care Providers & Services	8.5%
Diversified Telecommunication Services	6.5%
Real Estate Investment Trust	6.4%
Oil, Gas & Consumable Fuels	5.9%
Insurance	4.8%
Food & Staples Retailing	4.6%
Food Products	4.5%
Pharmaceuticals	3.9%
Metals & Mining	3.4%
Hotels, Restaurants & Leisure	3.1%
Household Products	3.0%
Media	2.7%
Beverages	2.3%
Multi-Utilities	2.2%
Capital Markets	2.2%
Specialty Retail	2.1%
Software	2.0%
Multi-line Retail	2.0%
Technology Hardware, Storage & Peripherals	1.5%
Thrifts & Mortgage Finance	1.4%
Chemicals	1.2%
Communications Equipment	1.1%
Banks	1.1%
Textiles, Apparel & Luxury Goods	1.1%
Airlines	1.1%
Wireless Telecommunication Services	1.0%
Tobacco	0.9%
Commercial Services & Supplies	0.9%
Diversified Financial Services	0.8%
Health Care Equipment & Supplies	0.8%
Energy Equipment & Services	0.7%
Machinery	0.5%
Containers & Packaging	0.5%
Air Freight & Logistics	0.5%
Road & Rail	0.5%
IT Services	0.5%
Aerospace & Defense	0.5%
Diversified Consumer Services	0.4%
Transportation Infrastructure	0.4%
Life Sciences Tools & Services	0.3%
Independent Power Producers & Energy Traders	0.3%
Other assets less liabilities	1.0%

100.0%

Schedule of Investments

AllianzGI Global Water Fund

August 31, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—91.5%

Austria—3.5%
Andritz AG	232,834	$12,454,819

China—2.9%
China Everbright International Ltd.	2,363,000	3,234,564
Guangdong Investment Ltd.	5,944,000	7,176,014

		10,410,578

France—4.6%
Suez Environnement Co.	881,383	16,256,203

Germany—3.5%
CENTROTEC Sustainable AG	239,389	5,118,622
GEA Group AG	96,153	4,363,953
Norma Group SE (b)	61,124	2,944,637

		12,427,212

Hong Kong—2.1%
Beijing Enterprises Water Group Ltd.	10,822,000	7,356,410

Japan—3.5%
Ebara Corp.	2,189,000	12,363,734

Netherlands—4.3%
Aalberts Industries NV	203,853	5,657,555
Arcadis NV	296,558	9,804,243

		15,461,798

Sweden—2.6%
Alfa Laval AB	413,696	9,461,740

Switzerland—8.8%
Belimo Holding AG	1,417	3,709,317
Geberit AG	37,378	12,696,295
Georg Fischer AG (c)	3,844	2,547,986
Sulzer AG	93,320	12,404,523

		31,358,121

United Kingdom—20.8%
Halma PLC	1,070,998	10,998,424
Intertek Group PLC	52,500	2,441,310
Pennon Group PLC	300,731	4,066,920

Pentair PLC	226,485	15,416,834
Rotork PLC	226,765	10,382,477
Severn Trent PLC	416,339	13,452,335
Spectris PLC (b)	91,719	2,968,256
United Utilities Group PLC	967,416	14,104,706

		73,831,262

	Shares	Value*

United States—34.9%
American Water Works Co., Inc.	430,706	$21,798,031
AMETEK, Inc.	56,472	2,989,628
Aqua America, Inc.	529,475	13,242,170
Danaher Corp.	278,247	21,316,503
Flowserve Corp.	47,105	3,574,798
Franklin Electric Co., Inc.	186,170	7,067,013
IDEX Corp.	189,371	14,570,205
Mueller Water Products, Inc., Class A	776,371	7,165,904
Roper Industries, Inc.	38,011	5,722,936
Watts Water Technologies, Inc., Class A	119,877	7,587,015
Xylem, Inc.	510,395	19,017,318

		124,051,521

Total Common Stock (cost—$284,455,673)		325,433,398

	Principal Amount (000s)

Repurchase Agreements—8.1%
State Street Bank and Trust Co., dated 8/29/14, 0.00%, due 9/2/14, proceeds $28,644,000; collateralized by U.S. Treasury Notes, 2.00%, due 2/28/21, valued at $29,216,919 including accrued interest (cost—$28,644,000)	$28,644	28,644,000

Total Investments (cost—$313,099,673) (a)—99.6%		354,077,398

Other assets less liabilities—0.4%		1,477,583

Net Assets—100.0%		$355,554,981

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $185,965,043, representing 52.3% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Affiliated security.
(c)	Non-income producing.
(d)	Forward foreign currency contracts outstanding at August 31, 2014:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value August 31, 2014	Unrealized Appreciation
Sold:
687,821 Euro settling 9/2/14	State Street Bank and Trust Co.	$906,094	$903,762	$2,332

Schedule of Investments

AllianzGI Global Water Fund

August 31, 2014 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Machinery	39.2%
Water Utilities	22.9%
Industrial Conglomerates	7.6%
Building Products	6.1%
Multi-Utilities	4.6%
Electronic Equipment, Instruments & Components	3.9%
Electrical Equipment	2.9%
Construction & Engineering	2.7%
Commercial Services & Supplies	0.9%
Professional Services	0.7%
Repurchase Agreements	8.1%
Other assets less liabilities	0.4%

100.0%

Schedule of Investments

AllianzGI High Yield Bond Fund

August 31, 2014 (unaudited)

	Principal Amount (000s)	Value*

CORPORATE BONDS & NOTES—95.2%

Advertising—0.5%
Affinion Group, Inc.,
7.875%, 12/15/18	$2,150	$1,975,313

Aerospace & Defense—2.2%
AAR Corp.,
7.25%, 1/15/22	4,010	4,390,950
Erickson, Inc.,
8.25%, 5/1/20	2,941	2,933,647
Kratos Defense & Security Solutions, Inc. (a)(b),
7.00%, 5/15/19	1,322	1,368,270
TransDigm, Inc.,
7.50%, 7/15/21	500	548,750

		9,241,617

Airlines—0.3%
United Continental Holdings, Inc.,
6.00%, 7/15/28	1,300	1,252,063

Apparel & Textiles—0.5%
Quiksilver, Inc.,
7.875%, 8/1/18 (a)(b)	1,645	1,558,638
10.00%, 8/1/20	860	688,000

		2,246,638

Auto Components—3.2%
American Axle & Manufacturing, Inc.,
6.625%, 10/15/22	1,430	1,544,400
7.75%, 11/15/19	3,425	3,913,062
Chassix, Inc. (a)(b),
9.25%, 8/1/18	2,100	2,184,000
Commercial Vehicle Group, Inc.,
7.875%, 4/15/19	2,955	3,087,975
Goodyear Tire & Rubber Co.,
8.25%, 8/15/20	2,605	2,845,963

		13,575,400

Auto Manufacturers—1.4%
Chrysler Group LLC,
8.25%, 6/15/21	2,845	3,193,512
Navistar International Corp.,
8.25%, 11/1/21	2,790	2,905,088

		6,098,600

Banking—0.7%
Ally Financial, Inc.,
8.00%, 3/15/20	2,530	3,080,275

Building Materials—0.8%
Louisiana-Pacific Corp.,
7.50%, 6/1/20	3,045	3,334,275

Chemicals—0.7%
OMNOVA Solutions, Inc.,
7.875%, 11/1/18	2,775	2,892,938

	Principal Amount (000s)	Value*

Coal—0.8%
Arch Coal, Inc.,
9.875%, 6/15/19	$2,995	$2,440,925
CONSOL Energy, Inc. (a)(b),
5.875%, 4/15/22	815	854,731

		3,295,656

Commercial Services—10.3%
Avis Budget Car Rental LLC,
9.75%, 3/15/20	430	483,750
Cardtronics, Inc. (a)(b),
5.125%, 8/1/22	870	885,225
Cenveo Corp.,
6.00%, 8/1/19 (a)(b)	630	625,275
8.50%, 9/15/22 (a)(b)	865	847,700
11.50%, 5/15/17	3,105	3,268,013
Deluxe Corp.,
7.00%, 3/15/19	1,420	1,498,100
Envision Healthcare Corp. (a)(b),
5.125%, 7/1/22	1,000	1,012,500
ExamWorks Group, Inc.,
9.00%, 7/15/19	3,180	3,450,300
H&E Equipment Services, Inc.,
7.00%, 9/1/22	4,195	4,604,012
Harland Clarke Holdings Corp. (a)(b),
9.25%, 3/1/21	2,245	2,337,606
9.75%, 8/1/18	3,050	3,328,313
Hertz Corp.,
6.75%, 4/15/19	1,985	2,091,694
Monitronics International, Inc.,
9.125%, 4/1/20	2,950	3,171,250
RR Donnelley & Sons Co.,
6.00%, 4/1/24	2,415	2,427,075
7.00%, 2/15/22	3,845	4,219,887
SFX Entertainment, Inc. (a)(b),
9.625%, 2/1/19	2,761	2,830,025
United Rentals North America, Inc.,
8.25%, 2/1/21	2,565	2,834,325
8.375%, 9/15/20	3,105	3,399,975

		43,315,025

Computers—1.5%
j2 Global, Inc.,
8.00%, 8/1/20	3,780	4,148,550
Unisys Corp.,
6.25%, 8/15/17	1,850	1,974,875

		6,123,425

Distribution/Wholesale—1.1%
HD Supply, Inc.,
11.00%, 4/15/20	3,975	4,620,937

Schedule of Investments

AllianzGI High Yield Bond Fund

August 31, 2014 (unaudited) (continued)

	Principal Amount (000s)	Value*

Diversified Financial Services—5.6%
Affinion Investments LLC (a)(b),
13.50%, 8/15/18	$2,098	$2,082,166
Community Choice Financial, Inc.,
10.75%, 5/1/19	2,815	2,322,375
International Lease Finance Corp.,
8.25%, 12/15/20	3,850	4,716,250
8.75%, 3/15/17	1,335	1,531,078
Nationstar Mortgage LLC,
7.875%, 10/1/20	1,950	2,018,250
Navient LLC,
8.45%, 6/15/18	2,365	2,758,063
Springleaf Finance Corp.,
6.90%, 12/15/17	3,215	3,520,425
8.25%, 10/1/23	3,945	4,586,062

		23,534,669

Electric Utilities—1.1%
NRG Energy, Inc. (a)(b),
6.25%, 5/1/24	4,501	4,669,787

Electrical Equipment—0.8%
WireCo WorldGroup, Inc.,
9.50%, 5/15/17	3,440	3,534,600

Electronics—2.0%
Kemet Corp.,
10.50%, 5/1/18	4,659	4,915,245
Viasystems, Inc. (a)(b),
7.875%, 5/1/19	3,480	3,619,200

		8,534,445

Engineering & Construction—0.5%
Dycom Investments, Inc.,
7.125%, 1/15/21	1,870	2,010,250

Entertainment—1.4%
AMC Entertainment, Inc.,
9.75%, 12/1/20	2,495	2,813,113
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp. (a)(b),
5.375%, 6/1/24	3,145	3,164,656

		5,977,769

Food & Beverage—0.7%
SUPERVALU, Inc.,
8.00%, 5/1/16	2,880	3,153,600

Healthcare-Products—1.9%
Kinetic Concepts, Inc.,
10.50%, 11/1/18	3,820	4,273,625
Teleflex, Inc. (a)(b),
5.25%, 6/15/24	3,855	3,936,919

		8,210,544

	Principal Amount (000s)	Value*

Healthcare-Services—3.5%
Community Health Systems, Inc.,
7.125%, 7/15/20	$1,150	$1,246,312
8.00%, 11/15/19	3,220	3,509,800
HCA, Inc.,
7.50%, 2/15/22	3,440	4,016,200
Kindred Healthcare, Inc. (a)(b),
6.375%, 4/15/22	1,683	1,708,245
Tenet Healthcare Corp.,
8.125%, 4/1/22	3,820	4,407,325

		14,887,882

Home Builders—3.8%
Beazer Homes USA, Inc.,
7.25%, 2/1/23	3,010	3,107,825
9.125%, 5/15/19	1,960	2,075,150
Brookfield Residential Properties, Inc. (a)(b),
6.50%, 12/15/20	2,960	3,156,100
KB Home,
8.00%, 3/15/20	3,105	3,500,887
Standard Pacific Corp.,
8.375%, 5/15/18	3,110	3,623,150
William Lyon Homes, Inc.,
8.50%, 11/15/20	585	649,350

		16,112,462

Household Products/Wares—0.9%
Jarden Corp.,
7.50%, 5/1/17	800	897,000
Reynolds Group Issuer, Inc.,
9.875%, 8/15/19	2,680	2,984,850

		3,881,850

Internet—0.7%
Zayo Group LLC,
8.125%, 1/1/20	2,585	2,798,263

Iron/Steel—1.5%
AK Steel Corp.,
7.625%, 5/15/20	650	675,188
8.375%, 4/1/22	1,550	1,643,000
8.75%, 12/1/18	770	855,662
ArcelorMittal,
10.35%, 6/1/19	2,565	3,241,519

		6,415,369

Lodging—0.3%
Caesars Entertainment Operating Co., Inc.,
11.25%, 6/1/17	1,430	1,183,325

Machinery-Construction & Mining—0.7%
BlueLine Rental Finance Corp. (a)(b),
7.00%, 2/1/19	2,735	2,899,100

Schedule of Investments

AllianzGI High Yield Bond Fund

August 31, 2014 (unaudited) (continued)

	Principal Amount (000s)	Value*

Media—7.2%
American Media, Inc.,
11.50%, 12/15/17	$3,065	$3,306,369
Cablevision Systems Corp.,
8.625%, 9/15/17	2,545	2,907,662
Cambium Learning Group, Inc.,
9.75%, 2/15/17	1,045	1,060,675
Clear Channel Worldwide Holdings, Inc.,
6.50%, 11/15/22	3,710	3,988,250
Columbus International, Inc. (a)(b),
7.375%, 3/30/21	1,290	1,409,325
DISH DBS Corp.,
5.875%, 7/15/22	1,275	1,356,218
Gray Television, Inc.,
7.50%, 10/1/20	3,045	3,227,700
McClatchy Co.,
9.00%, 12/15/22	3,440	3,887,200
McGraw-Hill Global Education Holdings LLC,
9.75%, 4/1/21	3,615	4,103,025
Mood Media Corp. (a)(b),
9.25%, 10/15/20	1,085	949,375
Nexstar Broadcasting, Inc.,
6.875%, 11/15/20	2,390	2,545,350
Sinclair Television Group, Inc.,
6.375%, 11/1/21	1,670	1,786,900

		30,528,049

Mining—1.3%
Alcoa, Inc.,
5.90%, 2/1/27	1,115	1,224,443
HudBay Minerals, Inc.,
9.50%, 10/1/20	1,795	1,961,037
Thompson Creek Metals Co., Inc.,
7.375%, 6/1/18	2,350	2,361,750

		5,547,230

Miscellaneous Manufacturing—1.7%
Bombardier, Inc. (a)(b),
6.00%, 10/15/22	2,885	2,939,094
Gates Global LLC (a)(b),
6.00%, 7/15/22	720	716,400
Park-Ohio Industries, Inc.,
8.125%, 4/1/21	3,165	3,489,412

		7,144,906

Oil, Gas & Consumable Fuels—12.2%
BreitBurn Energy Partners L.P.,
7.875%, 4/15/22	1,340	1,427,100
8.625%, 10/15/20	3,220	3,461,500
Calumet Specialty Products Partners L.P. (a)(b),
6.50%, 4/15/21	3,565	3,573,912

	Principal Amount (000s)	Value*

Carrizo Oil & Gas, Inc.,
8.625%, 10/15/18	$2,680	$2,815,675
Chesapeake Energy Corp.,
6.625%, 8/15/20	3,615	4,184,362
Concho Resources, Inc.,
7.00%, 1/15/21	1,805	1,971,963
CVR Refining LLC,
6.50%, 11/1/22	4,045	4,216,912
Endeavour International Corp.,
12.00%, 3/1/18	1,610	1,473,150
Energy XXI Gulf Coast, Inc.,
6.875%, 3/15/24 (a)(b)	1,675	1,708,500
9.25%, 12/15/17	2,570	2,737,050
EP Energy LLC,
9.375%, 5/1/20	2,860	3,238,950
Hercules Offshore, Inc. (a)(b),
6.75%, 4/1/22	1,290	1,169,063
8.75%, 7/15/21	1,970	1,999,550
Laredo Petroleum, Inc.,
7.375%, 5/1/22	3,460	3,806,000
Northern Oil and Gas, Inc.,
8.00%, 6/1/20	2,315	2,442,325
Pioneer Energy Services Corp.,
6.125%, 3/15/22 (a)(b)	1,390	1,417,800
9.875%, 3/15/18	355	373,655
Rice Energy, Inc. (a)(b),
6.25%, 5/1/22	2,710	2,784,525
Sanchez Energy Corp. (a)(b),
6.125%, 1/15/23	1,750	1,815,625
United Refining Co.,
10.50%, 2/28/18	1,434	1,555,890
Vanguard Natural Resources LLC,
7.875%, 4/1/20	3,025	3,229,188

		51,402,695

Pharmaceuticals—1.8%
Endo Finance LLC & Endo Finco, Inc. (a)(b),
5.375%, 1/15/23	785	785,000
7.00%, 12/15/20	3,745	4,021,194
Salix Pharmaceuticals Ltd. (a)(b),
6.00%, 1/15/21	2,390	2,599,125

		7,405,319

Pipelines—1.0%
Energy Transfer Equity L.P.,
5.875%, 1/15/24	1,755	1,862,494
Sabine Pass Liquefaction LLC (a)(b),
5.75%, 5/15/24	1,349	1,404,646
Tesoro Logistics L.P.,
6.125%, 10/15/21	765	808,988

		4,076,128

Schedule of Investments

AllianzGI High Yield Bond Fund

August 31, 2014 (unaudited) (continued)

	Principal Amount (000s)	Value*

Real Estate—0.2%
Kennedy-Wilson, Inc.,
5.875%, 4/1/24	$626	$637,738

Real Estate Investment Trust—0.6%
iStar Financial, Inc.,
7.125%, 2/15/18	2,220	2,419,800

Retail—5.6%
Brown Shoe Co., Inc.,
7.125%, 5/15/19	3,890	4,113,675
Claire’s Stores, Inc. (a)(b),
9.00%, 3/15/19	2,675	2,802,062
Conn’s, Inc. (a)(b),
7.25%, 7/15/22	2,275	2,206,750
DineEquity, Inc.,
9.50%, 10/30/18	3,095	3,293,389
Neiman Marcus Group Ltd., Inc. (a)(b),
8.00%, 10/15/21	3,465	3,755,194
Rite Aid Corp.,
10.25%, 10/15/19	2,210	2,345,363
Sonic Automotive, Inc.,
7.00%, 7/15/22	3,665	4,022,337
Toys R Us, Inc.,
10.375%, 8/15/17	1,067	936,293

		23,475,063

Semiconductors—2.2%
Advanced Micro Devices, Inc.,
6.75%, 3/1/19 (a)(b)	1,860	1,957,650
7.50%, 8/15/22	885	950,269
Freescale Semiconductor, Inc. (a)(b),
6.00%, 1/15/22	3,306	3,471,300
Micron Technology, Inc. (a)(b),
5.875%, 2/15/22	2,780	2,985,025

		9,364,244

Software—1.6%
Activision Blizzard, Inc. (a)(b),
6.125%, 9/15/23	2,475	2,728,687
First Data Corp.,
10.625%, 6/15/21	1,848	2,152,920
12.625%, 1/15/21	1,410	1,727,250

		6,608,857

Telecommunications—8.5%
Consolidated Communications Finance Co.,
10.875%, 6/1/20	2,580	2,989,575
EarthLink, Inc.,
7.375%, 6/1/20	2,565	2,712,487
8.875%, 5/15/19	2,067	2,123,842
Hughes Satellite Systems Corp.,
7.625%, 6/15/21	3,665	4,159,775
Intelsat Jackson Holdings S.A.,
7.25%, 4/1/19	3,180	3,366,825

	Principal Amount (000s)	Value*

Level 3 Financing, Inc.,
8.625%, 7/15/20	$2,790	$3,103,875
MetroPCS Wireless, Inc.,
6.625%, 11/15/20	1,935	2,039,006
Sprint Communications, Inc.,
6.00%, 11/15/22	1,065	1,067,663
11.50%, 11/15/21	3,515	4,604,650
Sprint Corp. (a)(b),
7.125%, 6/15/24	1,290	1,320,638
T-Mobile USA, Inc.,
6.836%, 4/28/23	1,665	1,773,225
West Corp.,
5.375%, 7/15/22 (a)(b)	2,575	2,510,625
7.875%, 1/15/19	2,015	2,119,528
Windstream Corp.,
7.50%, 6/1/22	1,720	1,876,950

		35,768,664

Transportation—1.9%
Quality Distribution LLC,
9.875%, 11/1/18	1,554	1,655,010
Swift Services Holdings, Inc.,
10.00%, 11/15/18	3,505	3,750,350
XPO Logistics, Inc. (a)(b),
7.875%, 9/1/19	2,355	2,460,975

		7,866,335

Total Corporate Bonds & Notes (cost—$385,091,702)		401,101,105

Repurchase Agreements—3.2%
State Street Bank and Trust Co., dated 8/29/14, 0.00%, due 9/2/14, proceeds $13,580,000; collateralized by U.S. Treasury Notes, 2.125%, due 8/15/21, valued at $13,852,825 including accrued interest (cost—$13,580,000)	13,580	13,580,000

Total Investments (cost—$398,671,702)—98.4%		414,681,105

Other assets less liabilities—1.6%		6,727,699

Net Assets—100.0%		$421,408,804

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $98,560,496, representing 23.4% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

Schedule of Investments

AllianzGI International Small-Cap Fund

August 31, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—98.2%

Australia—2.3%
BlueScope Steel Ltd. (d)	163,800	$844,584
Dick Smith Holdings Ltd. (d)	199,000	426,163
Spotless Group Holdings Ltd. (d)	321,701	583,793
Vocation Ltd.	140,400	410,427

		2,264,967

Austria—3.3%
ams AG (c)	53,210	1,901,819
Schoeller-Bleckmann Oilfield Equipment AG (c)	13,795	1,450,304

		3,352,123

Belgium—1.2%
Ontex Group NV (d)	49,489	1,180,223

China—1.6%
China Everbright International Ltd.	592,000	810,352
Sunny Optical Technology Group Co., Ltd.	552,000	747,741

		1,558,093

Denmark—3.3%
SimCorp A/S (c)	51,399	1,515,675
Topdanmark A/S (d)	57,169	1,764,795

		3,280,470

Finland—2.8%
Amer Sports Oyj	56,558	1,131,169
Vacon PLC (c)	45,585	1,690,876

		2,822,045

France—6.2%
GameLoft SE (c)(d)	165,335	1,051,451
Korian-Medica	49,756	1,740,333
Sartorius Stedim Biotech	12,844	2,095,495
Virbac S.A.	6,726	1,341,894

		6,229,173

Germany—7.7%
Aareal Bank AG (c)	46,171	2,075,514
Bechtle AG (c)	18,443	1,464,745
Bertrandt AG	4,137	526,249
CANCOM SE (c)	32,555	1,431,527
Gerry Weber International AG	22,345	1,009,150
Wirecard AG	31,546	1,181,540

		7,688,725

Greece—1.5%
OPAP S.A.	93,580	1,498,697

Hong Kong—3.0%
Future Bright Holdings Ltd.	372,000	195,755
Ju Teng International Holdings Ltd. (c)	1,390,000	804,831
Nexteer Automotive Group Ltd.	1,094,000	933,162
Techtronic Industries Co.	155,000	473,753
Xinyi Glass Holdings Ltd.	998,000	629,491

		3,036,992

	Shares	Value*

Indonesia—0.4%
Erajaya Swasembada Tbk PT (d)	4,550,000	$443,346

Ireland—1.4%
Glanbia PLC	93,938	1,425,615

Italy—3.1%
Banca Popolare di Milano Scarl (d)	2,494,022	1,987,939
De’ Longhi	53,485	1,139,332

		3,127,271

Japan—25.2%
Aica Kogyo Co., Ltd.	76,500	1,830,370
Aozora Bank Ltd.	367,000	1,252,974
Coca-Cola East Japan Co., Ltd.	38,300	958,974
Don Quijote Holdings Co., Ltd.	19,000	1,007,486
Fukushima Industries Corp.	39,400	782,051
Hitachi Transport System Ltd.	54,600	788,907
Hoshizaki Electric Co., Ltd.	31,700	1,548,885
Inaba Denki Sangyo Co., Ltd.	28,200	965,876
Japan Airport Terminal Co., Ltd.	38,500	1,380,212
Kakaku.com, Inc.	56,600	888,272
Kusuri No Aoki Co., Ltd.	23,400	908,769
Maeda Road Construction Co., Ltd.	61,000	1,028,150
Namco Bandai Holdings, Inc.	44,500	1,246,144
Obayashi Corp.	132,000	1,008,227
Sanwa Holdings Corp.	190,000	1,390,868
Shinmaywa Industries Ltd.	59,000	580,004
Tachi-S Co., Ltd.	25,700	388,624
Takuma Co., Ltd.	70,000	447,284
Teijin Ltd.	549,000	1,345,917
THK Co., Ltd.	40,000	948,538
Tokyo Tatemono Co., Ltd.	110,000	942,579
Tsukui Corp.	86,600	871,348
United Arrows Ltd.	31,700	1,162,231
Yamaha Motor Co., Ltd.	85,800	1,589,522

		25,262,212

Korea (Republic of)—1.1%
Duksan Hi-Metal Co., Ltd. (d)	12,823	202,500
Grand Korea Leisure Co., Ltd.	19,980	891,456

		1,093,956

Luxembourg—1.7%
GAGFAH S.A. (d)	88,053	1,725,002

New Zealand—0.3%
Metlifecare Ltd.	76,436	297,434

Norway—2.1%
ProSafe SE	146,352	896,204
TGS Nopec Geophysical Co. ASA	44,176	1,248,163

		2,144,367

Philippines—0.5%
Cosco Capital, Inc.	2,790,000	528,283

Schedule of Investments

AllianzGI International Small-Cap Fund

August 31, 2014 (unaudited) (continued)

	Shares	Value*

Spain—5.0%
Bolsas y Mercados Espanoles S.A.	36,459	$1,510,517
Gamesa Corp. Tecnologica S.A. (d)	162,718	2,047,319
Melia Hotels International S.A.	129,448	1,439,092

		4,996,928

Sweden—6.6%
Axis Communications AB	46,323	1,372,191
Betsson AB (d)	50,576	1,746,177
JM AB	31,811	1,037,020
Net Entertainment NE AB, Class B (c)(d)	47,188	1,264,027
Nibe Industrier AB, Class B	45,438	1,256,982

		6,676,397

Switzerland—1.1%
Burckhardt Compression Holding AG (c)	2,209	1,155,238

Taiwan—3.1%
AIC, Inc.	114,000	686,653
Epistar Corp.	359,000	780,869
Hermes Microvision, Inc.	14,000	601,922
Hermes Microvision, Inc. GDR (a)	4,830	207,666
Hermes Microvision, Inc. GDR	1,851	79,584
Primax Electronics Ltd. (c)	524,000	771,049

		3,127,743

Thailand—0.8%
AP Thailand PCL (e)	3,005,000	753,646

United Kingdom—12.9%
Booker Group PLC	435,438	968,983
DS Smith PLC	300,530	1,419,971
Elementis PLC	300,905	1,403,562
Hikma Pharmaceuticals PLC	91,273	2,619,207
Restaurant Group PLC	184,148	1,969,788
Rotork PLC	38,818	1,777,289
Senior PLC	137,805	655,375
Spirax-Sarco Engineering PLC (c)	43,063	2,120,357

		12,934,532

Total Common Stock (cost—$84,238,709)		98,603,478

	Principal Amount (000s)	Value*

Repurchase Agreements—1.9%
State Street Bank and Trust Co., dated 8/29/14, 0.00%, due 9/2/14, proceeds $1,929,000; collateralized by Fannie Mae, 6.625%, due 11/15/30, valued at $1,969,313 including accrued interest (cost—$1,929,000)	$1,929	$1,929,000

Total Investments (cost—$86,167,709) (b)—100.1%		100,532,478

Liabilities in excess of other assets—(0.1)%		(105,496)

Net Assets—100.0%		$100,426,982

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Securities with an aggregate value of $90,063,657, representing 89.7% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Affiliated security.
(d)	Non-income producing.
(e)	Fair-Valued—Security with an aggregate value of $753,646, representing 0.8% of net assets.

Glossary:

GDR—Global Depositary Receipt

Schedule of Investments

AllianzGI International Small-Cap Fund

August 31, 2014 (unaudited) (continued)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

Machinery	9.2%
Hotels, Restaurants & Leisure	7.7%
Building Products	4.4%
IT Services	4.1%
Electronic Equipment, Instruments & Components	4.1%
Pharmaceuticals	3.9%
Semiconductors & Semiconductor Equipment	3.8%
Electrical Equipment	3.8%
Energy Equipment & Services	3.5%
Real Estate Management & Development	3.4%
Banks	3.3%
Health Care Providers & Services	2.9%
Chemicals	2.7%
Household Durables	2.6%
Software	2.6%
Food & Staples Retailing	2.4%
Leisure Equipment & Products	2.3%
Internet Software & Services	2.2%
Health Care Equipment & Supplies	2.1%
Thrifts & Mortgage Finance	2.1%
Construction & Engineering	2.0%
Auto Components	1.9%
Insurance	1.8%
Automobiles	1.6%
Specialty Retail	1.6%
Diversified Financial Services	1.5%
Food Products	1.4%
Containers & Packaging	1.4%
Commercial Services & Supplies	1.4%
Transportation Infrastructure	1.4%
Personal Products	1.2%
Textiles, Apparel & Luxury Goods	1.0%
Multi-line Retail	1.0%
Trading Companies & Distributors	1.0%
Beverages	1.0%
Metals & Mining	0.9%
Road & Rail	0.8%
Technology Hardware, Storage & Peripherals	0.7%
Aerospace & Defense	0.6%
Professional Services	0.5%
Diversified Consumer Services	0.4%
Repurchase Agreements	1.9%
Liabilities in excess of other assets	(0.1)%

100.0%

Schedule of Investments

AllianzGI Micro Cap Fund

August 31, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—97.4%

Aerospace & Defense—1.7%
Astronics Corp. (b)	6,593	$413,645
Kratos Defense & Security Solutions, Inc. (b)	37,822	284,799

		698,444

Air Freight & Logistics—0.7%
Park-Ohio Holdings Corp.	5,127	297,571

Auto Components—3.4%
Cooper-Standard Holding, Inc. (b)	3,651	239,177
Motorcar Parts of America, Inc. (b)	21,032	637,690
Tower International, Inc. (b)	15,034	504,090

		1,380,957

Banks—3.6%
Banner Corp.	9,838	387,421
Eagle Bancorp, Inc. (b)	11,491	385,293
First Merchants Corp.	16,837	343,643
First NBC Bank Holding Co. (b)	10,409	334,233

		1,450,590

Biotechnology—7.2%
Anacor Pharmaceuticals, Inc. (b)	8,291	193,098
Array BioPharma, Inc. (b)	28,705	113,385
Arrowhead Research Corp. (b)	14,800	215,636
Durata Therapeutics, Inc. (b)	12,382	195,140
Insmed, Inc. (b)	10,820	150,723
Insys Therapeutics, Inc. (b)	7,403	261,474
Ligand Pharmaceuticals, Inc., Class B (b)	9,818	510,929
Orexigen Therapeutics, Inc. (b)	27,893	158,990
Raptor Pharmaceutical Corp. (b)	14,967	164,936
Repligen Corp. (b)	28,853	549,938
Sangamo Biosciences, Inc. (b)	18,354	262,462
Sunesis Pharmaceuticals, Inc. (b)	15,768	118,102

		2,894,813

Building Products—2.5%
American Woodmark Corp. (b)	3,935	154,331
Builders FirstSource, Inc. (b)	43,405	299,494
Patrick Industries, Inc. (b)	13,614	567,568

		1,021,393

Capital Markets—0.8%
Cowen Group, Inc., Class A (b)	79,154	323,740

Commercial Services & Supplies—1.4%
ARC Document Solutions, Inc. (b)	38,300	310,996
Ceco Environmental Corp.	16,939	238,162

		549,158

Communications Equipment—3.5%
Alliance Fiber Optic Products, Inc.	7,721	114,425
Applied Optoelectronics, Inc. (b)	14,027	297,934
CalAmp Corp. (b)	16,442	317,002
Mitel Networks Corp. (b)	35,165	352,353
ShoreTel, Inc. (b)	49,069	328,762

		1,410,476

	Shares	Value*

Construction & Engineering—0.5%
Furmanite Corp. (b)	24,600	$223,614

Consumer Finance—0.6%
JGWPT Holdings, Inc., Class A (b)	17,142	231,417

Diversified Consumer Services—0.7%
Carriage Services, Inc.	14,910	277,922

Diversified Telecommunication Services—1.5%
8x8, Inc. (b)	31,487	244,654
inContact, Inc. (b)	38,746	354,913

		599,567

Electrical Equipment—1.1%
Enphase Energy, Inc. (b)	31,700	446,336

Electronic Equipment, Instruments & Components—1.6%
Control4 Corp. (b)	16,337	242,768
Methode Electronics, Inc.	11,567	390,039

		632,807

Energy Equipment & Services—1.7%
ION Geophysical Corp. (b)	67,606	233,241
Matrix Service Co. (b)	16,054	452,883

		686,124

Food Products—0.7%
Boulder Brands, Inc. (b)	21,706	292,163

Health Care Equipment & Supplies—8.1%
Anika Therapeutics, Inc. (b)	15,846	665,532
AtriCure, Inc. (b)	17,412	270,234
Cardiovascular Systems, Inc. (b)	12,577	358,319
Cynosure, Inc., Class A (b)	11,765	265,065
Inogen, Inc. (b)	15,864	327,592
Spectranetics Corp. (b)	12,299	349,046
Staar Surgical Co. (b)	23,938	275,526
SurModics, Inc. (b)	11,664	238,179
Trinity Biotech PLC ADR	15,462	337,226
Vascular Solutions, Inc. (b)	7,800	186,420

		3,273,139

Health Care Providers & Services—3.3%
BioTelemetry, Inc. (b)	31,038	227,198
Capital Senior Living Corp. (b)	17,814	407,406
Cross Country Healthcare, Inc. (b)	29,951	239,009
Five Star Quality Care, Inc. (b)	30,006	139,228
Providence Service Corp. (b)	6,706	305,324

		1,318,165

Health Care Technology—1.0%
Omnicell, Inc. (b)	14,403	405,444

Hotels, Restaurants & Leisure—0.7%
Popeyes Louisiana Kitchen, Inc. (b)	7,506	300,991

Household Durables—2.1%
LGI Homes, Inc. (b)	15,768	301,484
Libbey, Inc. (b)	11,564	319,166
M/I Homes, Inc. (b)	9,505	216,334

		836,984

Schedule of Investments

AllianzGI Micro Cap Fund

August 31, 2014 (unaudited) (continued)

	Shares	Value*

Insurance—1.4%
HCI Group, Inc.	8,567	$360,756
United Insurance Holdings Corp.	13,736	221,699

		582,455

Internet & Catalog Retail—0.8%
Nutrisystem, Inc.	18,921	308,791

Internet Software & Services—2.8%
Autobytel, Inc. (b)	24,745	202,662
Internap Network Services Corp. (b)	35,703	244,208
IntraLinks Holdings, Inc. (b)	29,688	233,348
Points International Ltd. (b)	11,765	208,240
SPS Commerce, Inc. (b)	4,463	249,660

		1,138,118

IT Services—1.1%
Virtusa Corp. (b)	13,219	450,107

Leisure Equipment & Products—1.0%
Nautilus, Inc. (b)	33,066	390,840

Life Sciences Tools & Services—3.9%
Albany Molecular Research, Inc. (b)	25,201	498,980
Cambrex Corp. (b)	19,725	432,372
Enzo Biochem, Inc. (b)	44,300	263,585
Fluidigm Corp. (b)	4,136	112,582
NeoGenomics, Inc. (b)	48,000	255,840

		1,563,359

Machinery—3.0%
Lydall, Inc. (b)	11,221	310,822
Manitex International, Inc. (b)	20,590	277,759
NN, Inc.	12,431	362,737
Wabash National Corp. (b)	17,851	252,413

		1,203,731

Marine—0.7%
Baltic Trading Ltd.	50,654	297,339

Media—1.9%
Carmike Cinemas, Inc. (b)	16,455	557,331
Entravision Communications Corp., Class A	50,208	229,952

		787,283

Oil, Gas & Consumable Fuels—7.6%
Abraxas Petroleum Corp. (b)	45,464	268,692
Emerald Oil, Inc. (b)	36,007	307,860
Gastar Exploration, Inc. (b)	63,816	501,594
Penn Virginia Corp. (b)	38,397	576,723
PetroQuest Energy, Inc. (b)	56,298	374,945
StealthGas, Inc. (b)	27,690	271,085
Synergy Resources Corp. (b)	32,255	434,152
Vertex Energy, Inc. (b)	35,211	328,519

		3,063,570

Paper & Forest Products—1.0%
Neenah Paper, Inc. (a)	7,216	394,499

	Shares	Value*

Personal Products—1.2%
IGI Laboratories, Inc. (b)	72,356	$498,533

Pharmaceuticals—5.1%
Ampio Pharmaceuticals, Inc. (b)	12,672	59,432
AVANIR Pharmaceuticals, Inc., Class A (b)	43,514	270,657
Depomed, Inc. (b)	34,760	533,566
Horizon Pharma, Inc. (b)	37,503	386,281
Omeros Corp. (b)	14,994	223,561
Pernix Therapeutics Holdings, Inc. (b)	34,147	296,737
Repros Therapeutics, Inc. (b)	8,095	177,442
Supernus Pharmaceuticals, Inc. (b)	10,544	95,476

		2,043,152

Professional Services—1.8%
Barrett Business Services, Inc.	7,201	426,227
GP Strategies Corp. (b)	11,461	289,047

		715,274

Road & Rail—4.7%
ArcBest Corp.	7,992	286,913
Celadon Group, Inc.	14,778	309,451
Quality Distribution, Inc. (b)	24,248	340,442
Roadrunner Transportation Systems, Inc. (b)	10,884	274,059
Saia, Inc. (b)	14,269	677,350

		1,888,215

Semiconductors & Semiconductor Equipment—5.2%
Ambarella, Inc. (b)	12,305	421,446
Exar Corp. (b)	17,953	178,991
FormFactor, Inc. (b)	45,886	323,038
PDF Solutions, Inc. (b)	23,727	473,828
Pixelworks, Inc. (b)	33,200	220,116
Tower Semiconductor Ltd. (b)	40,153	469,790

		2,087,209

Software—2.4%
Actua Corp.	22,010	381,874
Callidus Software, Inc. (b)	29,585	339,636
ePlus, Inc. (b)	4,609	269,488

		990,998

Specialty Retail—0.9%
Citi Trends, Inc. (b)	5,100	118,626
Kirkland’s, Inc. (b)	14,478	258,143

		376,769

Thrifts & Mortgage Finance—0.9%
Tree.com, Inc. (b)	11,128	355,985

Trading Companies & Distributors—1.6%
Aceto Corp.	17,684	339,886
H&E Equipment Services, Inc.	3,105	127,026
Stock Building Supply Holdings, Inc. (b)	11,417	194,089

		661,001

Total Common Stock (cost—$28,006,719)		39,349,043

Schedule of Investments

AllianzGI Micro Cap Fund

August 31, 2014 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—2.9%
State Street Bank and Trust Co., dated 8/29/14, 0.00%, due 9/2/14, proceeds $1,160,000; collateralized by Fannie Mae, 6.625%, due 11/15/30, valued at $1,188,881 including accrued interest (cost—$1,160,000)	$1,160	$1,160,000

Total Investments (cost—$29,166,719)—100.3%		40,509,043

Liabilities in excess of other assets—(0.3)%		(123,320)

Net Assets—100.0%		$40,385,723

Notes to Schedule of Investments:

(a)	Affiliated security.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI Multi-Asset Real Return Fund

August 31, 2014 (unaudited)

	Shares	Value*

MUTUAL FUNDS (d)(f)—50.5%
AllianzGI Global Natural Resources	92,950	$1,941,731
PIMCO Commodity RealReturn Strategy	274,710	1,557,605

Total Mutual Funds (cost—$3,157,818)		3,499,336

COMMON STOCK—24.2%

Australia—2.1%
CFS Retail Property Trust Group REIT	4,280	8,603
Dexus Property Group REIT	9,690	10,912
Federation Centres Ltd. REIT	2,930	7,287
Goodman Group REIT	2,778	14,493
GPT Group REIT	3,240	12,080
Lend Lease Group	1,120	14,976
Mirvac Group REIT	5,641	9,679
Scentre Group REIT (g)	8,879	28,444
Stockland REIT	3,686	14,646
Westfield Corp. REIT	3,419	24,332

		145,452

Austria—0.1%
BUWOG AG (g)	101	1,971
IMMOFINANZ AG	2,020	6,330

		8,301

Canada—0.8%
Brookfield Asset Management, Inc., Class A	848	40,516
First Capital Realty, Inc.	157	2,790
H&R Real Estate Investment Trust REIT	220	4,680
RioCan REIT	320	7,973

		55,959

France—1.0%
Fonciere Des Regions REIT	60	6,074
Gecina S.A. REIT	50	7,067
ICADE REIT	60	5,580
Klepierre REIT	164	7,814
Unibail-Rodamco SE REIT	154	41,385

		67,920

Germany—0.3%
Deutsche Wohnen AG	1,000	22,599

Hong Kong—3.1%
Cheung Kong Holdings Ltd.	2,296	41,795
Hang Lung Properties Ltd.	3,871	12,815
Henderson Land Development Co., Ltd.	2,371	15,713
Hysan Development Co., Ltd.	1,450	7,111
Kerry Properties Ltd.	1,052	3,902
Link REIT	3,821	22,694
New World Development Co., Ltd.	10,440	13,201
Sino Land Co., Ltd.	5,271	9,272
Sun Hung Kai Properties Ltd.	2,610	39,623

	Shares	Value*

Swire Pacific Ltd., Class A	1,100	$14,800
Swire Properties Ltd.	1,993	6,686
Wharf Holdings Ltd.	2,649	20,746
Wheelock & Co., Ltd.	1,556	8,152

		216,510

Japan—2.8%
Aeon Mall Co., Ltd.	130	2,839
Daito Trust Construction Co., Ltd.	110	13,617
Daiwa House Industry Co., Ltd.	836	15,845
Hulic Co., Ltd.	325	3,694
Japan Prime Realty Investment Corp. REIT	1	3,677
Japan Real Estate Investment Corp. REIT	2	11,004
Japan Retail Fund Investment Corp. REIT	3	6,293
Mitsubishi Estate Co., Ltd.	1,721	39,801
Mitsui Fudosan Co., Ltd.	1,156	36,889
Nippon Building Fund, Inc. REIT	2	11,137
Nomura Real Estate Holdings, Inc.	200	3,616
Nomura Real Estate Office Fund, Inc. REIT	1	4,634
NTT Urban Development Corp.	200	2,293
Sumitomo Realty & Development Co., Ltd.	490	19,000
Tokyo Tatemono Co., Ltd.	562	4,816
Tokyu Fudosan Holdings Corp.	600	4,607
United Urban Investment Corp. REIT	4	6,452

		190,214

Netherlands—0.1%
Corio NV REIT	150	8,065

Singapore—0.9%
Ascendas Real Estate Investment Trust REIT	4,520	8,498
CapitaCommercial Trust REIT	3,940	5,358
CapitaLand Ltd.	4,675	12,420
CapitaMall Trust REIT	5,170	8,274
City Developments Ltd.	651	5,224
Global Logistic Properties Ltd.	4,700	10,723
Keppel Land Ltd.	1,600	4,444
UOL Group Ltd.	1,110	5,638

		60,579

Switzerland—0.1%
Swiss Prime Site AG (g)	110	8,784

United Kingdom—1.0%
British Land Co. PLC REIT	1,494	18,142
Hammerson PLC REIT	1,081	10,913
Intu Properties PLC REIT	1,220	6,935
Land Securities Group PLC REIT	1,241	22,327
Segro PLC REIT	1,150	7,070

		65,387

United States—11.9%
American Capital Agency Corp. REIT	750	17,737
American Realty Capital Properties, Inc. REIT	1,500	19,740

Schedule of Investments

AllianzGI Multi-Asset Real Return Fund

August 31, 2014 (unaudited) (continued)

	Shares	Value*

American Tower Corp. REIT	672	$66,259
Annaly Capital Management, Inc. REIT	1,723	20,504
AvalonBay Communities, Inc. REIT	195	30,049
Boston Properties, Inc. REIT	246	29,869
Brookfield Property Partners L.P.	328	6,941
Camden Property Trust REIT	131	9,804
CBRE Group, Inc., Class A (g)	429	13,634
Crown Castle International Corp. REIT	600	47,706
Digital Realty Trust, Inc. REIT	210	13,703
Duke Realty Corp. REIT	519	9,653
Equity Residential REIT	539	35,827
Essex Property Trust, Inc. REIT	100	19,345
Federal Realty Investment Trust REIT	107	13,351
General Growth Properties, Inc. REIT	747	18,354
HCP, Inc. REIT	760	32,931
Health Care REIT, Inc. REIT	463	31,290
Host Hotels & Resorts, Inc. REIT	1,111	25,353
Kimco Realty Corp. REIT	638	14,987
Liberty Property Trust REIT	250	8,855
Macerich Co. REIT	215	14,037
Plum Creek Timber Co., Inc. REIT	257	10,442
Prologis, Inc. REIT	807	33,039
Public Storage REIT	229	40,116
Rayonier Advanced Materials, Inc. (e)(g)	65	2,159
Rayonier, Inc. REIT	197	6,751
Realogy Holdings Corp. (g)	178	7,257
Realty Income Corp. REIT	300	13,416
Regency Centers Corp. REIT	142	8,114
Simon Property Group, Inc. REIT	506	86,035
SL Green Realty Corp. REIT	137	14,981
UDR, Inc. REIT	379	11,340
Ventas, Inc. REIT	477	31,377
Vornado Realty Trust REIT	251	26,573
Washington Prime Group, Inc. REIT	253	4,939
Weyerhaeuser Co. REIT	860	29,197

		825,665

Total Common Stock (cost—$1,512,084)		1,675,435

	Principal Amount (000s)

U.S. TREASURY OBLIGATIONS (b)—10.0%

U.S. Treasury Inflation Indexed Bonds,
2.125%, 2/15/40	$55	72,280
2.375%, 1/15/25	124	150,344
3.875%, 4/15/29	87	128,487

	Principal Amount (000s)	Value*

U.S. Treasury Inflation Indexed Notes,
0.625%, 7/15/21	$220	$229,927
2.375%, 1/15/17 (c)	104	112,228

Total U.S. Treasury Obligations (cost—$738,979)		693,266

	Shares

EXCHANGE-TRADED FUNDS—9.3%

iPath Dow Jones-UBS Commodity Index Total Return (g)	2,000	73,760
iShares JPMorgan USD Emerging Markets Bond	2,500	289,075
Market Vectors Gold Miners	6,000	160,140
Schwab U.S. TIPS	100	5,572
SPDR Barclays Short Term High Yield Bond	1,000	30,550
Vanguard Emerging Markets Government Bond	1,000	80,820

Total Exchange-Traded Funds (cost—$621,145)		639,917

	Units

WARRANTS—0.0%

Hong Kong—0.0%
Sun Hung Kai Properties Ltd., expires 4/22/16 (g) (cost—$0)	217	535

	Principal Amount (000s)

Repurchase Agreements—5.5%
State Street Bank and Trust Co., dated 8/29/14, 0.00%, due 9/2/14, proceeds $378,000; collateralized by U.S. Treasury Notes, 0.625%, due 4/30/18, valued at $386,606 including accrued interest (cost—$378,000)	$378	378,000

Total Investments (cost—$6,408,026) (a)—99.5%		6,886,489

Other assets less liabilities—0.5%		37,973

Net Assets—100.0%		$6,924,462

Schedule of Investments

AllianzGI Multi-Asset Real Return Fund

August 31, 2014 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $734,705, representing 10.6% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Inflationary Bonds—Principal amount of security is adjusted for inflation/deflation.
(c)	All or partial amount segregated for the benefit of the counterparty as collateral for derivatives.
(d)	Affiliated fund.
(e)	Affiliated security.
(f)	Institutional Class share.
(g)	Non-income producing.

Glossary:

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

TIPS—Treasury Inflation Protected Securities

(h)	Futures contracts outstanding at August 31, 2014:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: Dow Jones U.S. Real Estate Index	7	$202	9/19/14	$7,556
Euro-Bund 10-Year Bond	2	343	9/8/14	13,701
Mini MSCI Emerging Markets Index	5	271	9/19/14	6,365
Short: 10-Year U.S. Treasury Note Futures	(7)	(880)	12/19/14	(3,678)

				$23,944

(i)	At August 31, 2014, the Fund pledged $22,624 in cash collateral for derivatives.

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Mutual Funds	50.5%
Real Estate Investment Trust	16.9%
U.S. Treasury Obligations	10.0%
Exchange-Traded Funds	9.3%
Real Estate Management & Development	7.3%
Repurchase Agreements	5.5%
Other assets less liabilities	0.5%

100.0%

Schedule of Investments

AllianzGI NFJ Emerging Markets Value Fund

August 31, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—94.8%

Brazil—6.7%
Banco ABC Brasil S.A.	299	$1,923
Banco do Brasil S.A.	5,000	78,155
Cia de Saneamento de Minas Gerais	3,900	69,690
Cia Energetica de Minas Gerais	6,624	56,223
Cia Paranaense de Energia	6,100	75,375
JBS S.A.	16,400	74,143
Light S.A.	7,000	76,926
Mahle-Metal Leve S.A. Industria e Comercio	6,300	64,900
Sul America S.A. UNIT	10,400	71,873
Transmissora Alianca de Energia Eletrica S.A. UNIT	7,000	72,986
Vale S.A.	4,600	59,840

		702,034

Chile—1.9%
Administrada de Fondos de Pensiones Habitat S.A.	47,758	67,393
Inversiones Aguas Metropolitanas S.A.	39,088	62,826
Inversiones La Construccion S.A.	5,165	68,571

		198,790

China—17.5%
Agricultural Bank of China Ltd., Class H	142,000	65,752
Anhui Expressway Co., Ltd., Class H	117,000	70,199
Asia Cement China Holdings Corp.	94,500	65,077
Bank of China Ltd., Class H	143,000	66,207
Bank of Communications Co., Ltd., Class H	95,000	69,120
China Construction Bank Corp., Class H	88,000	65,268
China Merchants Bank Co., Ltd., Class H	35,600	67,854
China Mobile Ltd.	5,900	73,272
China Petroleum & Chemical Corp., Class H	74,000	74,833
China South City Holdings Ltd.	134,000	66,874
Guangdong Electric Power Development Co., Ltd., Class B	108,300	65,678
Huabao International Holdings Ltd.	103,000	75,203
Industrial & Commercial Bank of China Ltd., Class H	100,000	66,178
Jiangling Motors Corp. Ltd., Class B	17,400	71,318
Kingboard Laminates Holdings Ltd.	165,500	73,218
Luthai Textile Co., Ltd., Class B	48,100	66,284

	Shares	Value*

Peak Sport Products Co., Ltd.	246,000	$73,310
PetroChina Co., Ltd., Class H	56,000	79,574
Shenzhen Expressway Co., Ltd., Class H	122,000	77,450
Shenzhen International Holdings Ltd.	57,000	76,466
Sichuan Expressway Co., Ltd., Class H	212,000	71,382
Springland International Holdings Ltd.	151,000	59,400
Tianjin Port Development Holdings Ltd.	398,000	66,219
Travelsky Technology Ltd., Class H	73,000	71,797
Wasion Group Holdings Ltd.	84,000	70,003
Xinhua Winshare Publishing and Media Co., Ltd., Class H	87,000	75,661

		1,823,597

Czech Republic—0.6%
Philip Morris CR AS	123	60,672

Egypt—1.3%
Eastern Tobacco	2,818	67,217
Orascom Telecom Media And Technology Holding SAE (d)	381,520	66,699

		133,916

Greece—0.7%
Metka S.A.	4,712	70,794

Hong Kong—2.9%
Emperor Entertainment Hotel Ltd.	167,000	54,079
Emperor International Holdings Ltd.	278,000	67,439
NagaCorp Ltd.	78,000	60,777
Pacific Textile Holdings Ltd.	46,000	55,081
SITC International Holdings Co., Ltd.	149,000	66,317

		303,693

India—7.3%
Cairn India Ltd.	12,795	68,933
Great Eastern Shipping Co., Ltd.	10,964	66,607
Hexaware Technologies Ltd.	26,232	69,165
Hindustan Zinc Ltd.	24,534	66,967
Indiabulls Housing Finance Ltd.	10,893	68,564
KPIT Technologies Ltd.	23,883	58,426
McLeod Russel India Ltd.	13,524	65,886
Mphasis Ltd.	2,206	16,247
Muthoot Finance Ltd.	21,668	69,927
Power Finance Corp. Ltd.	14,791	61,195
Rural Electrification Corp. Ltd.	14,161	62,880
Tata Motors Ltd. ADR	1,670	80,477

		755,274

Schedule of Investments

AllianzGI NFJ Emerging Markets Value Fund

August 31, 2014 (unaudited) (continued)

	Shares	Value*

Indonesia—1.9%
Bank Pembangunan Daerah Jawa Timur Tbk PT	1,715,000	$65,820
Indo Tambangraya Megah Tbk PT	27,700	66,726
Perusahaan Gas Negara Persero Tbk PT	132,500	65,700

		198,246

Korea (Republic of)—13.3%
Dongbu Insurance Co., Ltd.	1,196	72,213
Hanil Cement Co., Ltd.	530	73,963
Hanil E-Hwa Co., Ltd. (d)	1,487	34,317
Hankook Tire Co., Ltd.	1,108	57,511
Hyundai Marine & Fire Insurance Co., Ltd.	2,270	69,748
Hyundai Mobis	238	69,041
Hyundai Motor Co.	274	62,987
Industrial Bank of Korea	4,324	75,110
Kia Motors Corp.	1,205	72,767
Korean Reinsurance Co.	6,255	72,817
KT&G Corp.	717	67,160
LG Uplus Corp.	6,610	71,429
LIG Insurance Co., Ltd.	2,430	72,500
Meritz Fire & Marine Insurance Co., Ltd.	5,410	73,136
Samsung Electronics Co., Ltd.	55	66,968
Seah Besteel Corp.	2,060	72,723
SeAH Steel Corp.	710	65,472
Seoyeon Co., Ltd.	1,651	32,120
SK Holdings Co., Ltd.	343	54,330
Sungwoo Hitech Co., Ltd.	4,750	79,936
Tongyang Life Insurance	6,520	73,329

		1,389,577

Malaysia—2.6%
Kossan Rubber Industries	50,800	64,467
Star Publications Malaysia Bhd.	77,500	68,347
Supermax Corp. Bhd.	96,400	67,284
UOA Development Bhd.	98,100	65,670

		265,768

Mexico—3.5%
America Movil S.A.B. de C.V., Ser. L	57,900	71,153
Credito Real S.A.B. de C.V.	27,700	73,716
Industrias Bachoco S.A.B. de C.V., Ser. B	15,800	75,189
Mexico Real Estate Management S.A. De C.V. REIT	33,200	66,823
TF Administradora Industrial S de RL de C.V. REIT	31,400	71,988

		358,869

	Shares	Value*

Norway—0.6%
BW LPG Ltd. (a)	4,824	$66,542

Peru—0.6%
Intercorp Financial Services, Inc.	2,000	62,700

Poland—1.8%
Asseco Poland S.A.	4,559	60,221
Powszechny Zaklad Ubezpieczen S.A.	448	65,691
Synthos S.A.	40,757	58,659

		184,571

Russian Federation—5.8%
Acron JSC (c)	2,044	63,037
Bashneft OAO (c)	1,187	62,199
Gazprom Neft OAO ADR	3,285	63,023
Gazprom OAO (c)	16,393	58,359
Lukoil OAO (c)	1,093	60,552
Mobile Telesystems OJSC (c)	8,410	63,916
Rosneft OAO (c)	9,492	57,806
Sistema JSFC (c)	60,000	61,200
Surgutneftegas OAO ADR	8,210	57,470
Tatneft OAO (c)	9,800	60,270

		607,832

Singapore—0.6%
Lippo Malls Indonesia Retail Trust REIT	186,000	60,310

South Africa—6.3%
DataTec Ltd.	13,214	66,589
Fountainhead Property Trust UNIT REIT	86,131	63,147
Imperial Holdings Ltd.	3,405	60,888
Liberty Holdings Ltd.	5,453	66,782
Reunert Ltd.	10,654	66,025
S.A. Corporate Real Estate Fund Nominees Pty Ltd. UNIT REIT	164,262	65,297
Sibanye Gold Ltd.	27,447	64,316
Telkom S.A. SOC Ltd. (d)	14,453	77,456
Vukile Property Fund Ltd. REIT	39,918	62,555
Wilson Bayly Holmes-Ovcon Ltd.	5,067	65,737

		658,792

Taiwan—10.5%
Casetek Holdings Ltd.	11,000	66,670
Chicony Electronics Co., Ltd.	23,265	76,252
Chimei Materials Technology Corp.	56,700	66,346
Compeq Manufacturing Co., Ltd.	108,000	65,963
Formosan Rubber Group, Inc.	68,000	76,226
Gigabyte Technology Co., Ltd.	50,000	66,789
Hon Hai Precision Industry Co., Ltd. GDR	11,469	76,956

Schedule of Investments

AllianzGI NFJ Emerging Markets Value Fund

August 31, 2014 (unaudited) (continued)

	Shares	Value*

Inventec Corp.	82,000	$64,510
King Yuan Electronics Co., Ltd.	76,000	69,589
King’s Town Bank	65,000	73,310
Lite-On Technology Corp.	41,334	68,551
Micro-Star International Co., Ltd.	45,000	61,837
Phison Electronics Corp.	9,000	65,160
Sinyi Realty Co.	49,700	65,654
Tripod Technology Corp.	32,000	65,045
Wistron NeWeb Corp.	25,500	66,597

		1,095,455

Thailand—4.5%
Delta Electronics Thailand PCL (c)	34,400	70,032
Delta Electronics Thailand PCL NVDR	3,800	7,736
GFPT PCL NVDR	141,100	79,973
PTT Exploration & Production PCL (c)	10,700	55,103
PTT Exploration & Production PCL NVDR	1,900	9,784
PTT Global Chemical PCL (c)	22,300	43,303
PTT Global Chemical PCL NVDR	6,700	13,010
PTT PCL NVDR	6,600	66,366
Siamgas & Petrochemicals PCL NVDR	138,100	62,694
Thanachart Capital PCL (c)	48,100	52,715
Thanachart Capital PCL NVDR	10,400	11,398

		472,114

Turkey—3.9%
Aksa Akrilik Kimya Sanayii	19,074	62,747
Aygaz AS	14,521	64,498
Cimsa Cimento Sanayi VE Tica	10,517	74,697
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	62,997	66,431
Soda Sanayii AS	41,979	69,442
Turk Traktor ve Ziraat Makineleri AS	2,019	68,586

		406,401

Total Common Stock (cost—$9,109,554)		9,875,947

PREFERRED STOCK—3.8%

Brazil—3.8%
AES Tiete S.A.	7,700	69,209
Banco ABC Brasil S.A.	11,634	77,959
Banco Daycoval S.A.	16,100	65,162
Cia Energetica de Minas Gerais	2,191	18,753
Itausa—Investimentos Itau S.A.	16,646	81,055
Petroleo Brasileiro S.A.	7,800	81,363

Total Preferred Stock (cost—$337,073)		393,501

	Shares	Value*

EQUITY-LINKED SECURITY—0.5%

India—0.5%
CLSA Financial Products, Ltd., Mphasis Ltd., expires 8/13/18 (cost—$44,956)	6,983	$51,395

	Principal Amount (000s)

Repurchase Agreements—1.4%
State Street Bank and Trust Co., dated 8/29/14, 0.00%, due 9/2/14, proceeds $148,000; collateralized by U.S. Treasury Notes, 2.00%, due 2/28/21, valued at $151,671 including accrued interest (cost—$148,000)	$148	148,000

Total Investments (cost—$9,639,583) (b)—100.5%		10,468,843

Liabilities in excess of other assets—(0.5)%		(48,149)

Net Assets—100.0%		$10,420,694

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Securities with an aggregate value of $6,318,957, representing 60.6% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Securities with an aggregate value of $708,492, representing 6.8% of net assets.
(d)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

NVDR—Non-Voting Depository Receipt

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

Schedule of Investments

AllianzGI NFJ Emerging Markets Value Fund

August 31, 2014 (unaudited) (continued)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

Oil, Gas & Consumable Fuels	10.7%
Banks	9.9%
Insurance	6.2%
Electronic Equipment, Instruments & Components	5.3%
Technology Hardware, Storage & Peripherals	4.0%
Chemicals	3.8%
Real Estate Investment Trust	3.8%
Electric Utilities	3.5%
Transportation Infrastructure	3.5%
Auto Components	3.3%
Wireless Telecommunication Services	3.2%
Metals & Mining	3.1%
Food Products	2.8%
Automobiles	2.8%
Real Estate Management & Development	2.6%
Textiles, Apparel & Luxury Goods	2.4%
Construction Materials	2.0%
IT Services	2.0%
Semiconductors & Semiconductor Equipment	1.9%
Tobacco	1.9%
Diversified Financial Services	1.9%
Diversified Telecommunication Services	1.5%
Consumer Finance	1.4%
Machinery	1.4%
Distributors	1.3%
Water Utilities	1.3%
Health Care Equipment & Supplies	1.3%
Gas Utilities	1.2%
Software	1.2%
Industrial Conglomerates	1.1%
Hotels, Restaurants & Leisure	1.1%
Thrifts & Mortgage Finance	0.7%
Media	0.7%
Communications Equipment	0.7%
Capital Markets	0.6%
Health Care Providers & Services	0.6%
Marine	0.6%
Construction & Engineering	0.6%
Independent Power Producers & Energy Traders	0.6%
Multi-line Retail	0.6%
Repurchase Agreements	1.4%
Liabilities in excess of other assets	(0.5)%

100.0%

Schedule of Investments

AllianzGI NFJ Global Dividend Value Fund

August 31, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—98.0%

Brazil—5.9%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	176,100	$1,662,384
Cia Energetica de Minas Gerais ADR	182,389	1,566,721
Vale S.A. ADR	115,200	1,504,512

		4,733,617

China—6.1%
China Construction Bank Corp., Class H	2,220,000	1,646,526
China Mobile Ltd.	131,100	1,628,138
China Petroleum & Chemical Corp., Class H	1,622,000	1,640,250

		4,914,914

France—4.0%
Total S.A.	49,099	3,239,969

Germany—2.0%
Siemens AG	12,700	1,592,084

Hong Kong—1.9%
First Pacific Co., Ltd.	1,312,600	1,521,408

Israel—3.7%
Israel Chemicals Ltd.	181,200	1,403,094
Teva Pharmaceutical Industries Ltd. ADR	30,500	1,601,860

		3,004,954

Japan—5.8%
Daihatsu Motor Co., Ltd.	90,900	1,560,814
ITOCHU Corp.	124,600	1,585,530
Mizuho Financial Group, Inc.	821,400	1,566,656

		4,713,000

Korea (Republic of)—2.0%
SK Telecom Co., Ltd.	6,039	1,631,908

Russian Federation—5.4%
Lukoil OAO ADR	27,900	1,548,729
Mobile Telesystems OJSC ADR	83,679	1,543,878
Sberbank of Russia ADR	156,500	1,275,475

		4,368,082

South Africa—2.0%
Sasol Ltd. ADR	27,121	1,588,748

Spain—4.0%
Banco Santander S.A.	162,986	1,623,838
Enagas S.A.	48,500	1,617,668

		3,241,506

Switzerland—2.0%
Swiss Re AG	19,803	1,623,651

	Shares	Value*

Taiwan—2.0%
Siliconware Precision Industries Co. ADR	218,100	$1,603,035

United Kingdom—9.3%
BAE Systems PLC	221,900	1,642,070
GlaxoSmithKline PLC	58,168	1,421,610
Imperial Tobacco Group PLC	37,200	1,623,592
Persimmon PLC (b)	72,704	1,600,591
TESCO PLC	321,500	1,228,913

		7,516,776

United States—41.9%
Axis Capital Holdings Ltd.	34,300	1,653,946
Baxter International, Inc.	20,800	1,559,584
CA, Inc.	55,600	1,570,144
Cisco Systems, Inc.	129,000	3,223,710
ConocoPhillips	20,000	1,624,400
Deere & Co.	17,400	1,463,166
Ford Motor Co.	92,100	1,603,461
Intel Corp.	45,600	1,592,352
JPMorgan Chase & Co.	27,700	1,646,765
MetLife, Inc.	28,600	1,565,564
Microsoft Corp.	35,300	1,603,679
Navient Corp.	92,400	1,657,656
Norfolk Southern Corp.	15,100	1,615,700
Northrop Grumman Corp.	12,600	1,602,972
Pfizer, Inc.	53,200	1,563,548
PNC Financial Services Group, Inc.	19,200	1,627,200
Seagate Technology PLC	28,200	1,764,756
Verizon Communications, Inc.	32,800	1,634,096
Wal-Mart Stores, Inc.	20,900	1,577,950
Xerox Corp.	119,000	1,643,390

		33,794,039

Total Common Stock (cost—$69,443,424)		79,087,691

	Principal Amount (000s)

Repurchase Agreements—1.0%
State Street Bank and Trust Co., dated 8/29/14, 0.00%, due 9/2/14, proceeds $799,000; collateralized by U.S. Treasury Notes, 2.00%, due 2/28/21, valued at $819,024 including accrued interest (cost—$799,000)	$799	799,000

Total Investments (cost—$70,242,424) (a)—99.0%		79,886,691

Other assets less liabilities—1.0%		826,149

Net Assets—100.0%		$80,712,840

Schedule of Investments

AllianzGI NFJ Global Dividend Value Fund

August 31, 2014 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $31,398,310, representing 38.9% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Oil, Gas & Consumable Fuels	11.9%
Banks	11.6%
Insurance	6.0%
Wireless Telecommunication Services	5.9%
Pharmaceuticals	5.7%
Aerospace & Defense	4.0%
Communications Equipment	4.0%
Semiconductors & Semiconductor Equipment	4.0%
Software	4.0%
Automobiles	3.9%
Food & Staples Retailing	3.5%
Technology Hardware, Storage & Peripherals	2.2%
Water Utilities	2.1%
Consumer Finance	2.1%
IT Services	2.0%
Diversified Telecommunication Services	2.0%
Tobacco	2.0%
Gas Utilities	2.0%
Road & Rail	2.0%
Household Durables	2.0%
Industrial Conglomerates	2.0%
Trading Companies & Distributors	2.0%
Electric Utilities	1.9%
Health Care Equipment & Supplies	1.9%
Diversified Financial Services	1.9%
Metals & Mining	1.9%
Machinery	1.8%
Chemicals	1.7%
Repurchase Agreements	1.0%
Other assets less liabilities	1.0%

100.0%

Schedule of Investments

AllianzGI NFJ International Small-Cap Value Fund

August 31, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—96.4%

Australia—6.9%
Abacus Property Group REIT	84,900	$214,139
Beach Energy Ltd.	108,800	165,306
Bendigo and Adelaide Bank Ltd.	12,300	143,147
Cabcharge Australia Ltd.	49,900	251,820
Charter Hall Retail REIT	43,200	160,314
Genworth Mortgage Insurance Australia Ltd.	82,300	289,983
Mermaid Marine Australia Ltd.	104,400	225,312
Primary Health Care Ltd.	53,400	225,686
Seven West Media Ltd.	89,200	154,799

		1,830,506

Austria—2.1%
EVN AG	6,100	82,556
RHI AG	8,400	251,758
UNIQA Insurance Group AG	19,200	230,378

		564,692

Belgium—0.9%
Befimmo S.A. REIT	3,000	242,384

Bermuda—0.7%
Maiden Holdings Ltd.	16,000	194,560

Brazil—2.4%
Banco ABC Brasil S.A.	893	5,745
CETIP S.A.—Mercados Organizados	15,400	224,619
Cia de Saneamento Basico do Estado de Sao Paulo ADR	20,200	190,688
Cia Paranaense de Energia, Class P ADR	11,900	211,820

		632,872

Canada—5.8%
Cogeco, Inc.	5,500	289,341
Horizon North Logistics, Inc.	21,900	123,065
Linamar Corp.	2,900	167,391
Martinrea International, Inc.	18,000	236,568
Methanex Corp.	2,500	167,050
ShawCor Ltd.	3,800	205,954
Total Energy Services, Inc.	8,200	168,555
Transcontinental, Inc., Class A	13,200	183,438

		1,541,362

China—5.5%
Guangdong Investment Ltd.	222,300	268,376
Huabao International Holdings Ltd.	394,000	287,670
Lonking Holdings Ltd.	807,000	140,573
Springland International Holdings Ltd.	427,100	168,011
Travelsky Technology Ltd., Class H	199,000	195,722
Wasion Group Holdings Ltd.	284,400	237,009
Zhejiang Expressway Co., Ltd., Class H	150,900	151,061

		1,448,422

Denmark—0.6%
Schouw & Co.	3,500	167,996

	Shares	Value*

Finland—1.4%
Lassila & Tikanoja Oyj	8,700	$156,267
Tieto Oyj	7,600	206,770

		363,037

France—1.8%
Alten S.A.	5,300	238,064
Ipsen S.A.	4,900	234,034

		472,098

Germany—5.3%
CAT Oil AG	10,300	221,578
Freenet AG	7,500	200,960
Indus Holding AG	3,600	188,654
Norma Group SE (c)	2,500	120,437
Takkt AG	9,600	174,843
Wacker Neuson SE	12,300	264,382
Wincor Nixdorf AG	4,100	218,436

		1,389,290

Hong Kong—6.3%
First Pacific Co., Ltd.	192,000	222,543
Johnson Electric Holdings Ltd.	72,675	283,515
Luk Fook Holdings International Ltd.	66,000	206,918
PCCW Ltd.	345,000	221,244
Singamas Container Holdings Ltd.	635,500	125,411
SITC International Holdings Co., Ltd.	464,000	206,519
Television Broadcasts Ltd.	34,600	218,090
Yue Yuen Industrial Holdings Ltd.	56,100	173,492

		1,657,732

Israel—0.8%
Elbit Systems Ltd.	3,600	215,532

Italy—1.6%
Anima Holding SpA (d)	42,886	233,473
Recordati SpA	11,400	185,732

		419,205

Japan—15.2%
Aida Engineering Ltd.	23,000	220,158
Ain Pharmaciez, Inc.	3,100	149,905
Canon Electronics, Inc.	9,800	186,566
Dynam Japan Holdings Co., Ltd.	87,700	234,672
Enplas Corp.	3,800	214,487
Heiwado Co., Ltd.	10,000	162,492
Japan Aviation Electronics Industry Ltd.	8,700	200,202
Kaken Pharmaceutical Co., Ltd.	9,900	249,527
Kato Sangyo Co., Ltd.	8,500	185,379
KYORIN Holdings, Inc.	5,800	130,218
Mitsubishi Pencil Co., Ltd.	4,800	152,136
Nihon Nohyaku Co., Ltd.	15,500	162,610
Nippon Synthetic Chemical Industry Co., Ltd.	22,100	170,138
Nitto Kogyo Corp.	9,700	200,490
Paramount Bed Holdings Co., Ltd.	5,800	178,942
Showa Corp.	19,100	214,424
Sumitomo Osaka Cement Co., Ltd.	43,000	151,803

Schedule of Investments

AllianzGI NFJ International Small-Cap Value Fund

August 31, 2014 (unaudited) (continued)

	Shares	Value*

T-Gaia Corp.	21,800	$193,318
Tosoh Corp.	38,800	160,668
Towa Pharmaceutical Co., Ltd.	3,900	158,983
Toyo Suisan Kaisha Ltd.	4,600	143,999
Yamaguchi Financial Group, Inc.	19,700	193,909

		4,015,026

Korea (Republic of)—1.0%
KT Skylife Co., Ltd.	7,900	175,751
Sung Kwang Bend Co., Ltd.	5,500	95,260

		271,011

Netherlands—1.8%
Aalberts Industries NV	6,900	191,496
Euronext NV (a)(d)	10,700	273,031

		464,527

New Zealand—1.6%
Air New Zealand Ltd.	126,100	231,635
Goodman Property Trust REIT	208,700	196,388

		428,023

Norway—4.2%
BW Offshore Ltd.	154,300	213,596
Ekornes ASA	13,800	178,922
Leroy Seafood Group ASA	5,600	206,907
SpareBank 1 SMN	33,000	309,969
TGS Nopec Geophysical Co. ASA	6,500	183,653

		1,093,047

Panama—0.7%
Banco Latinoamericano de Comercio Exterior S.A.	6,000	192,660

Russian Federation—0.4%
CTC Media, Inc.	11,500	104,420

Singapore—0.7%
Lippo Malls Indonesia Retail Trust REIT	573,900	186,085

South Africa—2.1%
African Rainbow Minerals Ltd.	8,200	139,991
Investec Ltd.	20,400	184,125
JSE Ltd.	22,700	215,651

		539,767

Spain—0.7%
Grupo Catalana Occidente S.A.	5,100	172,788

Switzerland—3.2%
BKW AG	5,400	195,283
Cembra Money Bank AG	4,500	265,077
GAM Holding AG (d)	10,200	198,584
Siegfried Holding AG (d)	1,100	191,112

		850,056

	Shares	Value*

Taiwan—1.6%
King Yuan Electronics Co., Ltd.	214,200	$196,130
King’s Town Bank	189,000	213,164

		409,294

United Kingdom—21.1%
Bank of Georgia Holdings PLC	4,500	185,295
Beazley PLC	54,900	230,043
Berendsen PLC	14,200	251,832
Bodycote PLC	15,100	174,440
Catlin Group Ltd.	20,100	171,616
Close Brothers Group PLC	9,022	203,276
Countrywide PLC	19,700	168,579
Crest Nicholson Holdings PLC	34,100	203,238
De La Rue PLC	14,930	176,344
Debenhams PLC	107,900	119,042
Go-Ahead Group PLC	4,800	175,593
Inchcape PLC	21,000	235,609
Interserve PLC	20,300	223,199
ITE Group PLC	51,800	174,387
Kcom Group PLC	103,500	170,537
Marston’s PLC	82,900	203,963
Micro Focus International PLC	13,100	189,690
Mondi PLC	10,200	175,236
Morgan Advanced Materials PLC	39,400	208,069
Pace PLC	42,600	234,402
Premier Oil PLC	32,300	186,648
RPC Group PLC	17,400	164,014
Savills PLC	19,500	208,320
Soco International PLC (d)	24,400	171,460
Synergy Health PLC	9,500	236,803
Synthomer PLC	62,300	243,841
UDG Healthcare PLC	51,500	290,693
William Hill PLC	33,800	196,561

		5,572,730

Total Common Stock (cost—$23,176,473)		25,439,122

PREFERRED STOCK—2.2%

Brazil—0.9%
Banco ABC Brasil S.A.	34,600	231,852

Germany—1.3%
Hornbach Holding AG	1,700	157,810
Jungheinrich AG	3,000	183,529

		341,339

Total Preferred Stock (cost—$455,818)		573,191

Total Investments (cost—$23,632,291) (b)—98.6%		26,012,313

Other assets less liabilities—1.4%		374,683

Net Assets—100.0%		$26,386,996

Schedule of Investments

AllianzGI NFJ International Small-Cap Value Fund

August 31, 2014 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Securities with an aggregate value of $19,263,273, representing 73.0% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Affiliated security.
(d)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Machinery	6.1%
Banks	5.5%
Commercial Services & Supplies	5.1%
Chemicals	4.4%
Media	4.3%
Capital Markets	4.1%
Insurance	3.8%
Real Estate Investment Trust	3.7%
Energy Equipment & Services	3.7%
Pharmaceuticals	3.6%
Electronic Equipment, Instruments & Components	3.2%
Health Care Providers & Services	2.9%
Diversified Financial Services	2.7%
IT Services	2.5%
Hotels, Restaurants & Leisure	2.4%
Auto Components	2.3%
Specialty Retail	2.1%
Food Products	2.0%
Oil, Gas & Consumable Fuels	1.9%
Food & Staples Retailing	1.9%
Electrical Equipment	1.9%
Electric Utilities	1.8%
Water Utilities	1.7%
Marine	1.6%
Construction Materials	1.6%
Household Durables	1.5%
Diversified Telecommunication Services	1.4%
Real Estate Management & Development	1.4%
Thrifts & Mortgage Finance	1.1%
Multi-line Retail	1.0%
Consumer Finance	1.0%
Distributors	0.9%
Communications Equipment	0.9%
Airlines	0.9%
Construction & Engineering	0.8%
Technology Hardware, Storage & Peripherals	0.8%
Aerospace & Defense	0.8%
Wireless Telecommunication Services	0.8%
Semiconductors & Semiconductor Equipment	0.8%
Life Sciences Tools & Services	0.7%
Software	0.7%
Industrial Conglomerates	0.7%
Health Care Equipment & Supplies	0.7%
Road & Rail	0.7%
Paper & Forest Products	0.7%
Internet & Catalog Retail	0.7%
Textiles, Apparel & Luxury Goods	0.7%
Containers & Packaging	0.6%
Transportation Infrastructure	0.6%
Metals & Mining	0.6%
Building Products	0.3%
Other assets less liabilities	1.4%

100.0%

Schedule of Investments

AllianzGI NFJ International Value II Fund

August 31, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—96.1%

Australia—1.0%
Beach Energy Ltd.	264,874	$402,437

Austria—1.5%
EVN AG	22,661	306,687
OMV AG	8,158	315,019

		621,706

Belgium—0.7%
bpost S.A.	12,400	305,412

Brazil—2.8%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	65,000	613,600
Vale S.A. ADR	43,900	573,334

		1,186,934

Canada—8.3%
Atco Ltd., Class I	9,400	404,512
Canadian Imperial Bank of Commerce	4,400	420,495
Cogeco Cable, Inc.	5,500	317,162
Manulife Financial Corp.	21,000	423,940
Methanex Corp.	3,600	240,552
Open Text Corp.	7,400	416,102
Power Financial Corp.	13,000	420,261
Shaw Communications, Inc., Class B	16,700	420,673
Suncor Energy, Inc.	10,700	439,663

		3,503,360

China—4.9%
China Construction Bank Corp., Class H	553,200	410,297
China Mobile Ltd.	33,300	413,554
China Petroleum & Chemical Corp., Class H	427,000	431,805
CNOOC Ltd.	212,300	425,500
Guangdong Investment Ltd.	324,400	391,638

		2,072,794

Denmark—0.9%
Carlsberg A/S, Class B	4,100	374,855

France—5.2%
Arkema S.A.	5,500	413,044
AXA S.A.	17,200	426,797
Christian Dior S.A.	2,300	409,266
Cie Generale des Etablissements Michelin	2,800	309,754
Sanofi	5,900	646,595

		2,205,456

Germany—3.4%
Aareal Bank AG (c)	9,000	404,575
Deutsche Boerse AG	4,300	306,133
Muenchener Rueckversicherungs AG	1,500	301,161
Talanx AG	11,700	406,469

		1,418,338

	Shares	Value*

Hong Kong—5.9%
BOC Hong Kong Holdings Ltd.	130,300	$437,985
First Pacific Co., Ltd.	446,100	517,065
Jardine Strategic Holdings Ltd.	11,000	400,254
PCCW Ltd.	646,000	414,271
Television Broadcasts Ltd.	64,700	407,816
Yue Yuen Industrial Holdings Ltd.	105,300	325,645

		2,503,036

India—2.0%
Sesa Sterlite Ltd. ADR	21,900	402,741
Tata Motors Ltd. ADR	9,300	448,167

		850,908

Ireland—1.0%
Smurfit Kappa Group PLC	19,051	432,379

Israel—2.2%
Israel Chemicals Ltd. ADR	53,200	409,640
Teva Pharmaceutical Industries Ltd. ADR	9,600	504,192

		913,832

Japan—11.9%
Central Japan Railway Co.	3,000	420,639
Isuzu Motors Ltd.	57,700	399,324
Japan Airlines Co., Ltd.	5,500	309,319
Kaken Pharmaceutical Co., Ltd.	12,500	315,059
KYORIN Holdings, Inc.	9,300	208,798
Mitsui & Co., Ltd.	36,900	601,996
Mizuho Financial Group, Inc.	273,500	521,647
Nippon Telegraph & Telephone Corp.	9,600	644,835
Nissan Motor Co., Ltd.	32,100	308,337
Nitori Holdings Co., Ltd.	7,600	456,167
Otsuka Holdings Co., Ltd.	8,900	323,790
Suruga Bank Ltd.	16,200	308,017
Toyo Suisan Kaisha Ltd.	5,800	181,564

		4,999,492

Mexico—1.0%
America Movil S.A.B. de C.V., Ser. L ADR	17,700	433,827

Netherlands—0.9%
Euronext NV (a)(d)	15,600	398,064

Norway—5.1%
Leroy Seafood Group ASA	9,000	332,529
SpareBank 1 SR Bank ASA	44,851	442,320
Statoil ASA	22,400	630,107
Telenor ASA	13,600	312,408
Yara International ASA	8,500	426,512

		2,143,876

Russian Federation—3.8%
Gazprom OAO ADR	56,100	403,275
Lukoil OAO ADR	7,100	394,121
Mobile Telesystems OJSC ADR	22,200	409,590
Sberbank of Russia ADR	48,400	394,460

		1,601,446

Schedule of Investments

AllianzGI NFJ International Value II Fund

August 31, 2014 (unaudited) (continued)

	Shares	Value*

Singapore—4.4%
DBS Group Holdings Ltd.	37,136	$532,330
First Resources Ltd.	123,100	199,005
Golden Agri-Resources Ltd.	991,943	404,944
Mapletree Industrial Trust REIT	281,000	323,916
Sembcorp Industries Ltd.	99,300	406,754

		1,866,949

South Africa—1.0%
Sasol Ltd. ADR	7,100	415,918

Spain—1.0%
Mapfre S.A.	107,400	402,799

Switzerland—2.0%
GAM Holding AG (d)	16,600	323,186
Roche Holdings AG	1,800	525,704

		848,890

Taiwan—1.0%
Advanced Semiconductor Engineering, Inc. ADR	65,900	420,442

Turkey—1.1%
KOC Holding AS ADR	17,300	441,150

United Kingdom—22.3%
BAE Systems PLC	57,000	421,802
BP PLC	50,100	399,651
British Sky Broadcasting Group PLC	13,320	193,115
BT Group PLC	84,000	540,066
Centrica PLC	59,600	316,364
Crest Nicholson Holdings PLC	68,978	411,113
GlaxoSmithKline PLC	24,800	606,105
HSBC Holdings PLC	67,777	732,614
Imperial Tobacco Group PLC	14,800	645,945
Inchcape PLC	28,400	318,633
Kingfisher PLC	83,500	421,530
Marks & Spencer Group PLC	58,000	414,290
Mondi PLC	24,600	422,629
Old Mutual PLC	127,800	422,446
Persimmon PLC (d)	18,705	411,794
Reckitt Benckiser Group PLC	4,600	401,422
Rio Tinto PLC	9,100	486,579
Royal Dutch Shell PLC, Class A	15,600	631,358
Sage Group PLC	63,000	412,041
TESCO PLC	122,300	467,484
William Hill PLC	53,400	310,544

		9,387,525

United States—0.8%
Ensco PLC, Class A	6,400	323,072

Total Common Stock (cost—$38,381,276)		40,474,897

PREFERRED STOCK—1.2%

Germany—1.2%
Volkswagen AG (cost—$561,777)	2,178	490,889

	Principal Amount (000s)	Value*

Repurchase Agreements—3.2%
State Street Bank and Trust Co., dated 8/29/14, 0.00%, due 9/2/14, proceeds $1,352,000; collateralized by Fannie Mae, 6.625%, due 11/15/30, valued at $1,385,813 including accrued interest (cost—$1,352,000)	$1,352	$1,352,000

Total Investments (cost—$40,295,053) (b)—100.5%		42,317,786

Liabilities in excess of other assets—(0.5)%		(229,159)

Net Assets—100.0%		$42,088,627

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Securities with an aggregate value of $28,590,293, representing 67.9% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Affiliated security.
(d)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI NFJ International Value II Fund

August 31, 2014 (unaudited) (continued)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

Oil, Gas & Consumable Fuels	11.6%
Banks	9.9%
Pharmaceuticals	7.4%
Insurance	6.7%
Diversified Telecommunication Services	4.5%
Automobiles	4.0%
Chemicals	3.6%
Metals & Mining	3.5%
Media	3.2%
Wireless Telecommunication Services	3.0%
Industrial Conglomerates	3.0%
Diversified Financial Services	2.8%
Food Products	2.6%
Water Utilities	2.3%
Specialty Retail	2.1%
Software	2.0%
Household Durables	2.0%
Textiles, Apparel & Luxury Goods	1.8%
Multi-Utilities	1.7%
Tobacco	1.5%
Trading Companies & Distributors	1.4%
Food & Staples Retailing	1.1%
Containers & Packaging	1.0%
Paper & Forest Products	1.0%
Aerospace & Defense	1.0%
Road & Rail	1.0%
Semiconductors & Semiconductor Equipment	1.0%
Multi-line Retail	1.0%
Thrifts & Mortgage Finance	1.0%
Household Products	1.0%
Beverages	0.9%
Real Estate Investment Trust	0.8%
Capital Markets	0.8%
Energy Equipment & Services	0.8%
Distributors	0.8%
Hotels, Restaurants & Leisure	0.7%
Auto Components	0.7%
Airlines	0.7%
Electric Utilities	0.7%
Air Freight & Logistics	0.7%
Repurchase Agreements	3.2%
Liabilities in excess of other assets	(0.5)%

100.0%

Schedule of Investments

AllianzGI Short Duration High Income Fund

August 31, 2014 (unaudited)

	Principal Amount (000s)	Value*

CORPORATE BONDS & NOTES—79.4%

Apparel & Textiles—0.2%
Levi Strauss & Co.,
7.625%, 5/15/20	$1,500	$1,608,750

Auto Manufacturers—1.2%
Chrysler Group LLC,
8.25%, 6/15/21	8,000	8,980,000

Banking—1.2%
Ally Financial, Inc.,
3.50%, 7/18/16	3,000	3,082,500
4.75%, 9/10/18	930	981,150
5.50%, 2/15/17	1,535	1,641,491
CIT Group, Inc.,
5.00%, 5/15/17	3,367	3,564,811

		9,269,952

Building Materials—6.4%
Ainsworth Lumber Co., Ltd. (a)(c),
7.50%, 12/15/17	15,491	16,265,550
Jeld-Wen, Inc. (a)(c),
12.25%, 10/15/17	20,665	22,214,875
Louisiana-Pacific Corp.,
7.50%, 6/1/20	10,320	11,300,400

		49,780,825

Chemicals—1.0%
Ashland, Inc.,
3.00%, 3/15/16	3,025	3,081,719
3.875%, 4/15/18	4,840	4,979,150

		8,060,869

Coal—0.5%
Cloud Peak Energy Resources LLC,
8.50%, 12/15/19	3,750	3,975,000

Commercial Services—7.7%
ADT Corp.,
4.125%, 4/15/19	20,250	20,351,250
Alliance Data Systems Corp. (a)(c),
5.25%, 12/1/17	23,441	24,437,242
Hertz Corp.,
4.25%, 4/1/18	85	85,850
7.50%, 10/15/18	11,719	12,261,004
Light Tower Rentals, Inc. (a)(c),
8.125%, 8/1/19	2,500	2,575,000

		59,710,346

Computers—0.1%
Seagate HDD Cayman (a)(c),
3.75%, 11/15/18	1,000	1,026,250

Containers & Packaging—0.0%
Beverage Packaging Holdings Luxembourg II S.A. (a)(c),
5.625%, 12/15/16	250	255,000

	Principal Amount (000s)	Value*

Diversified Financial Services—2.2%
Aircastle Ltd.,
6.75%, 4/15/17	$2,695	$2,944,288
Ford Motor Credit Co. LLC,
3.875%, 1/15/15	1,300	1,316,351
General Motors Financial Co., Inc.,
3.25%, 5/15/18	250	252,500
3.50%, 7/10/19	2,500	2,520,685
4.75%, 8/15/17	5,555	5,854,970
6.75%, 6/1/18	1,725	1,942,781
International Lease Finance Corp.,
4.875%, 4/1/15	1,900	1,941,563
Navient LLC, 5.00%, 4/15/15	175	179,156

		16,952,294

Electric Utilities—3.7%
AES Corp.,
7.75%, 10/15/15	165	175,725
Ipalco Enterprises, Inc. (a)(c),
7.25%, 4/1/16	2,300	2,489,750
NRG Energy, Inc.,
7.625%, 1/15/18	21,348	24,091,218
8.50%, 6/15/19	2,150	2,242,557

		28,999,250

Electrical Equipment—0.8%
General Cable Corp. (d),
2.61%, 4/1/15	6,167	6,167,000

Entertainment—2.0%
Scientific Games Corp.,
8.125%, 9/15/18	15,305	15,113,687

Food & Beverage—2.8%
Constellation Brands, Inc.,
8.375%, 12/15/14	73	74,551
Delhaize Group S.A.,
6.50%, 6/15/17	760	854,020
HJ Heinz Co.,
4.25%, 10/15/20	11,112	11,278,680
U.S. Foods, Inc.,
8.50%, 6/30/19	8,870	9,464,290

		21,671,541

Healthcare-Products—0.3%
Hanger, Inc.,
7.125%, 11/15/18	2,072	2,154,880

Holding Companies-Diversified—0.1%
Leucadia National Corp.,
8.125%, 9/15/15	860	919,125

Home Builders—5.8%
Meritage Homes Corp.,
4.50%, 3/1/18	10,010	10,210,200
Weyerhaeuser Real Estate Co. (a)(c),
4.375%, 6/15/19	17,000	16,978,750
William Lyon Homes, Inc.,
5.75%, 4/15/19	2,500	2,537,500
8.50%, 11/15/20	13,600	15,096,000

		44,822,450

Schedule of Investments

AllianzGI Short Duration High Income Fund

August 31, 2014 (unaudited) (continued)

	Principal Amount (000s)	Value*

Household Products/Wares—1.8%
Jarden Corp.,
7.50%, 5/1/17	$695	$779,269
Reynolds Group Issuer, Inc.,
8.50%, 5/15/18	12,900	13,512,750

		14,292,019

Internet—0.7%
IAC,
4.875%, 11/30/18	5,060	5,275,050

Iron/Steel—0.4%
ArcelorMittal,
4.25%, 2/25/15	1,150	1,165,812
Commercial Metals Co.,
6.50%, 7/15/17	1,775	1,943,625

		3,109,437

Leisure—0.3%
NCL Corp., Ltd.,
5.00%, 2/15/18	2,050	2,106,375

Lodging—0.4%
Felcor Lodging L.P.,
6.75%, 6/1/19	2,795	2,962,700

Machinery-Diversified—1.0%
Case New Holland Industrial, Inc.,
7.875%, 12/1/17	1,250	1,434,375
CNH Industrial Capital LLC,
3.625%, 4/15/18	3,370	3,412,125
3.875%, 11/1/15	2,620	2,672,400

		7,518,900

Media—4.2%
Cablevision Systems Corp.,
7.75%, 4/15/18	11,728	13,091,380
CCO Holdings LLC,
7.25%, 10/30/17	1,321	1,383,748
DISH DBS Corp.,
4.625%, 7/15/17	4,355	4,550,975
6.625%, 10/1/14	65	65,325
Numericable Group S.A. (a)(c),
4.875%, 5/15/19	13,050	13,262,062

		32,353,490

Mining—6.1%
Alcoa, Inc.,
6.75%, 7/15/18	8,900	10,203,619
FMG Resources August 206 Pty Ltd. (a)(c),
6.875%, 2/1/18	13,255	13,971,565
8.25%, 11/1/19	5,000	5,493,750
Novelis, Inc.,
8.375%, 12/15/17	16,405	17,368,794

		47,037,728

	Principal Amount (000s)	Value*

Oil, Gas & Consumable Fuels—3.9%
Carrizo Oil & Gas, Inc.,
8.625%, 10/15/18	$1,950	$2,048,719
Newfield Exploration Co.,
7.125%, 5/15/18	1,150	1,185,937
NGL Energy Partners L.P. (a)(c),
5.125%, 7/15/19	3,300	3,349,500
Sabine Pass LNG L.P.,
7.50%, 11/30/16	21,380	23,330,925

		29,915,081

Pharmaceuticals—4.5%
Valeant Pharmaceuticals International (a)(c),
6.875%, 12/1/18	33,137	34,628,165

Pipelines—5.3%
Crestwood Midstream Partners L.P.,
7.75%, 4/1/19	7,026	7,500,255
Kinder Morgan Finance Co. LLC (a)(c),
6.00%, 1/15/18	1,800	2,013,750
Regency Energy Partners L.P. (a)(c),
8.375%, 6/1/19	16,200	17,496,000
SemGroup Corp.,
7.50%, 6/15/21	3,830	4,155,550
Targa Resources Partners L.P.,
7.875%, 10/15/18	9,419	9,848,742

		41,014,297

Retail—2.3%
Limited Brands, Inc.,
5.25%, 11/1/14	125	125,781
Tops Holding Corp.,
8.875%, 12/15/17	16,695	17,905,388

		18,031,169

Telecommunications—12.3%
Brightstar Corp. (a)(c),
7.25%, 8/1/18	8,540	9,361,975
9.50%, 12/1/16	3,450	3,681,150
CenturyLink, Inc.,
5.15%, 6/15/17	1,010	1,083,225
6.00%, 4/1/17	6,035	6,555,519
Intelsat Jackson Holdings S.A.,
7.25%, 4/1/19	13,250	14,028,437
8.50%, 11/1/19	12,625	13,287,812
Intelsat Luxembourg S.A.,
6.75%, 6/1/18	1,730	1,820,825
SBA Communications Corp.,
5.625%, 10/1/19	3,745	3,941,613
SBA Telecommunications, Inc.,
5.75%, 7/15/20	2,330	2,469,800
Sprint Communications, Inc.,
6.00%, 12/1/16	3,160	3,375,275
8.375%, 8/15/17	9,862	11,279,663
T-Mobile USA, Inc.,
6.464%, 4/28/19	23,346	24,396,570

		95,281,864

Schedule of Investments

AllianzGI Short Duration High Income Fund

August 31, 2014 (unaudited) (continued)

	Principal Amount (000s)	Value*

Transportation—0.2%
AWAS Aviation Capital Ltd. (a)(c),
7.00%, 10/17/16	$1,381	$1,420,827

Total Corporate Bonds & Notes (cost—$614,165,716)		614,414,321

SENIOR LOANS (a)(b)—17.9%

Aerospace & Defense—1.7%
Transdigm, Inc., Term C,
3.75%, 2/28/20	12,941	12,890,609

Automobiles—0.8%
Chrysler Group LLC, Term B,
3.50%, 5/24/17	5,954	5,957,685

Commercial Services & Supplies—3.4%
Asurion LLC,
5.00%, 5/24/19, Term B1	9,683	9,727,583
8.50%, 3/3/21	16,000	16,565,008

		26,292,591

Communications Equipment—0.4%
Blue Coat Systems, Inc.,
4.00%, 5/31/19	2,970	2,953,299

Diversified Telecommunication Services—0.7%
Level 3 Financing, Inc., Term B,
4.00%, 1/15/20	5,000	4,990,625

Financial Services—1.9%
Delos Finance Sarl, Term B,
3.50%, 3/6/21	15,000	14,955,000

Food & Beverage—1.0%
Stater Bros. Markets, Term B,
4.75%, 5/12/21	8,000	8,030,000

Food & Staples Retailing—1.3%
Sprouts Farmers Markets Holdings LLC,
4.00%, 4/23/20	10,097	10,094,929

Health Care Providers & Services—0.5%
Community Health Systems, Inc., Term B,
3.407%—3.485%, 1/25/17	2,985	2,986,866
DaVita HealthCare Partners, Inc., Term B,
3.50%, 6/24/21	1,000	999,371

		3,986,237

	Principal Amount (000s)	Value*

IT Services—1.7%
First Data Corp.,
3.655%, 3/24/17, Term B	$8,500	$8,443,331
3.655%, 3/24/18, Term C1	5,000	4,954,165

		13,397,496

Media—2.6%
Univision Communications, Inc.,
4.00%, 3/1/20, Term C4	14,923	14,854,191
4.00%, 3/2/20, Term C3	4,962	4,939,272

		19,793,463

Real Estate Investment Trust—1.1%
Capital Automotive L.P.,
4.00%, 4/10/19, Term B	2,565	2,562,683
6.00%, 4/30/20	5,687	5,807,951

		8,370,634

Specialty Retail—0.8%
J Crew Group, Inc., Term B,
4.00%, 3/5/21	6,502	6,393,933

Total Senior Loans (cost—$138,086,117)		138,106,501

Repurchase Agreements—1.6%
State Street Bank and Trust Co., dated 8/29/14, 0.00%, due 9/2/14, proceeds $12,547,000; collateralized by U.S. Treasury Notes, 2.125%, due 8/15/21, valued at $12,800,775 including accrued interest (cost—$12,547,000)	12,547	12,547,000

Total Investments (cost—$764,798,833)—98.9%		765,067,822

Other assets less liabilities—1.1%		8,183,919

Net Assets—100.0%		$773,251,741

Schedule of Investments

AllianzGI Short Duration High Income Fund

August 31, 2014 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $329,027,662, representing 42.6% of net assets.
(b)	These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on August 31, 2014.
(c)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(d)	Variable or Floating Rate Security—Security with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on August 31, 2014.

Schedule of Investments

AllianzGI Structured Return Fund

August 31, 2014 (unaudited)

	Shares	Value*

COMMON STOCK (a)—93.5%

Aerospace & Defense—2.4%
Boeing Co.	699	$88,633
General Dynamics Corp.	338	41,658
Honeywell International, Inc.	814	77,517
L-3 Communications Holdings, Inc.	89	9,786
Lockheed Martin Corp.	277	48,198
Northrop Grumman Corp.	222	28,243
Precision Castparts Corp.	150	36,609
Raytheon Co.	325	31,311
Rockwell Collins, Inc.	140	10,777
Textron, Inc.	290	11,020
United Technologies Corp.	877	94,698

		478,450

Air Freight & Logistics—0.7%
C.H. Robinson Worldwide, Inc.	154	10,512
Expeditors International of Washington, Inc.	205	8,467
FedEx Corp.	288	42,589
United Parcel Service, Inc., Class B	732	71,246

		132,814

Airlines—0.3%
Delta Air Lines, Inc.	885	35,029
Southwest Airlines Co.	721	23,079

		58,108

Auto Components—0.4%
BorgWarner, Inc.	237	14,739
Delphi Automotive PLC	286	19,900
Goodyear Tire & Rubber Co.	287	7,453
Johnson Controls, Inc.	690	33,679

		75,771

Automobiles—0.7%
Ford Motor Co.	4,099	71,364
General Motors Co.	1,368	47,606
Harley-Davidson, Inc.	227	14,428

		133,398

Banks—5.5%
Bank of America Corp.	10,913	175,590
BB&T Corp.	746	27,848
Citigroup, Inc.	3,159	163,162
Comerica, Inc.	188	9,464
Fifth Third Bancorp	884	18,038
Huntington Bancshares, Inc.	860	8,467
JPMorgan Chase & Co.	3,936	233,995
KeyCorp	917	12,480
M&T Bank Corp.	136	16,814
PNC Financial Services Group, Inc.	554	46,952
Regions Financial Corp.	1,435	14,565
SunTrust Banks, Inc.	553	21,058
U.S. Bancorp	1,887	79,782
Wells Fargo & Co.	4,981	256,223
Zions Bancorporation	210	6,120

		1,090,558

	Shares	Value*

Beverages—2.0%
Brown-Forman Corp., Class B	168	$15,567
Coca-Cola Co.	3,923	163,667
Coca-Cola Enterprises, Inc.	242	11,563
Constellation Brands, Inc., Class A (b)	175	15,241
Dr. Pepper Snapple Group, Inc.	204	12,836
Molson Coors Brewing Co., Class B	164	12,128
Monster Beverage Corp. (b)	140	12,377
PepsiCo, Inc.	1,575	145,672

		389,051

Biotechnology—2.7%
Alexion Pharmaceuticals, Inc. (b)	206	34,874
Amgen, Inc.	788	109,831
Biogen Idec, Inc. (b)	247	84,731
Celgene Corp. (b)	832	79,057
Gilead Sciences, Inc. (b)	1,597	171,805
Regeneron Pharmaceuticals, Inc. (b)	83	29,093
Vertex Pharmaceuticals, Inc. (b)	246	23,018

		532,409

Building Products—0.1%
Allegion PLC	93	4,783
Masco Corp.	371	8,707

		13,490

Capital Markets—2.1%
Affiliated Managers Group, Inc. (b)	57	12,036
Ameriprise Financial, Inc.	197	24,775
Bank of New York Mellon Corp.	1,185	46,428
BlackRock, Inc.	130	42,969
Charles Schwab Corp.	1,218	34,725
E*TRADE Financial Corp. (b)	300	6,678
Franklin Resources, Inc.	416	23,512
Goldman Sachs Group, Inc.	432	77,376
Invesco Ltd.	449	18,337
Legg Mason, Inc.	106	5,228
Morgan Stanley	1,453	49,852
Northern Trust Corp.	231	16,020
State Street Corp.	448	32,269
T Rowe Price Group, Inc.	273	22,112

		412,317

Chemicals—2.4%
Air Products & Chemicals, Inc.	220	29,306
Airgas, Inc.	69	7,616
CF Industries Holdings, Inc.	54	13,914
Dow Chemical Co.	1,247	66,777
Eastman Chemical Co.	156	12,865
Ecolab, Inc.	280	32,150
EI du Pont de Nemours & Co.	954	63,069
FMC Corp.	138	9,127
International Flavors & Fragrances, Inc.	84	8,534
LyondellBasell Industries NV, Class A	431	49,285
Monsanto Co.	545	63,029
Mosaic Co.	336	16,047
PPG Industries, Inc.	143	29,438

Schedule of Investments

AllianzGI Structured Return Fund

August 31, 2014 (unaudited) (continued)

	Shares	Value*

Praxair, Inc.	304	$39,991
Sherwin-Williams Co.	87	18,976
Sigma-Aldrich Corp.	123	12,792

		472,916

Commercial Services & Supplies—0.5%
ADT Corp.	180	6,635
Cintas Corp.	104	6,879
Iron Mountain, Inc.	177	6,368
Pitney Bowes, Inc.	210	5,683
Republic Services, Inc.	277	10,894
Stericycle, Inc. (b)	87	10,340
Tyco International Ltd.	478	21,328
Waste Management, Inc.	448	21,043

		89,170

Communications Equipment—1.6%
Cisco Systems, Inc.	5,318	132,897
F5 Networks, Inc. (b)	78	9,687
Harris Corp.	110	7,853
Juniper Networks, Inc.	491	11,386
Motorola Solutions, Inc.	234	13,899
QUALCOMM, Inc.	1,750	133,175

		308,897

Construction & Engineering—0.1%
Fluor Corp.	165	12,192
Jacobs Engineering Group, Inc. (b)	137	7,385
Quanta Services, Inc. (b)	226	8,213

		27,790

Construction Materials—0.1%
Martin Marietta Materials, Inc.	63	8,250
Vulcan Materials Co.	136	8,620

		16,870

Consumer Finance—0.9%
American Express Co.	946	84,714
Capital One Financial Corp.	593	48,662
Discover Financial Services	484	30,187
Navient Corp.	440	7,894

		171,457

Containers & Packaging—0.2%
Avery Dennison Corp.	99	4,765
Ball Corp.	144	9,230
Bemis Co., Inc.	104	4,237
MeadWestvaco Corp.	174	7,482
Owens-Illinois, Inc. (b)	171	5,265
Sealed Air Corp.	201	7,256

		38,235

Distributors—0.1%
Genuine Parts Co.	159	13,951

	Shares	Value*

Diversified Consumer Services—0.1%
Graham Holdings Co., Class B	4	$2,875
H&R Block, Inc.	285	9,556

		12,431

Diversified Financial Services—1.8%
Berkshire Hathaway, Inc., Class B (b)	1,869	256,520
CME Group, Inc.	328	25,109
IntercontinentalExchange Group, Inc.	119	22,491
Leucadia National Corp.	330	8,227
McGraw Hill Financial, Inc.	283	22,960
Moody’s Corp.	195	18,246
NASDAQ OMX Group, Inc.	122	5,303

		358,856

Diversified Telecommunication Services—2.2%
AT&T, Inc.	5,399	188,749
CenturyLink, Inc.	594	24,348
Frontier Communications Corp.	1,037	7,052
Verizon Communications, Inc.	4,305	214,475
Windstream Holdings, Inc.	626	7,074

		441,698

Electric Utilities—1.6%
American Electric Power Co., Inc.	506	27,172
Duke Energy Corp.	734	54,309
Edison International	338	19,989
Entergy Corp.	186	14,398
Exelon Corp.	892	29,811
FirstEnergy Corp.	435	14,894
NextEra Energy, Inc.	452	44,500
Northeast Utilities	327	15,006
Pepco Holdings, Inc.	260	7,166
Pinnacle West Capital Corp.	114	6,492
PPL Corp.	689	23,860
Southern Co.	923	40,981
Xcel Energy, Inc.	521	16,698

		315,276

Electrical Equipment—0.6%
AMETEK, Inc.	255	13,500
Eaton Corp. PLC	495	34,556
Emerson Electric Co.	729	46,670
Rockwell Automation, Inc.	143	16,675

		111,401

Electronic Equipment, Instruments & Components—0.4%
Amphenol Corp., Class A	163	16,791
Corning, Inc.	1,361	28,390
FLIR Systems, Inc.	147	4,967
Jabil Circuit, Inc.	191	4,122
TE Connectivity Ltd.	424	26,576

		80,846

Schedule of Investments

AllianzGI Structured Return Fund

August 31, 2014 (unaudited) (continued)

	Shares	Value*

Energy Equipment & Services—1.8%
Baker Hughes, Inc.	453	$31,320
Cameron International Corp. (b)	212	15,758
Diamond Offshore Drilling, Inc.	71	3,120
Ensco PLC, Class A	243	12,267
FMC Technologies, Inc. (b)	244	15,089
Halliburton Co.	878	59,362
Helmerich & Payne, Inc.	112	11,766
Nabors Industries Ltd.	272	7,401
National Oilwell Varco, Inc.	445	38,461
Noble Corp. PLC	263	7,485
Schlumberger Ltd.	1,355	148,562
Transocean Ltd.	353	13,643

		364,234

Food & Staples Retailing—2.1%
Costco Wholesale Corp.	455	55,091
CVS Caremark Corp.	1,215	96,532
Kroger Co.	529	26,969
Safeway, Inc.	239	8,312
Sysco Corp.	608	23,001
Wal-Mart Stores, Inc.	1,674	126,387
Walgreen Co.	916	55,436
Whole Foods Market, Inc.	381	14,912

		406,640

Food Products—1.5%
Archer-Daniels-Midland Co.	679	33,855
Campbell Soup Co.	186	8,337
ConAgra Foods, Inc.	438	14,104
General Mills, Inc.	638	34,056
Hershey Co.	155	14,170
Hormel Foods Corp.	139	7,045
JM Smucker Co.	107	10,978
Kellogg Co.	264	17,152
Keurig Green Mountain, Inc.	132	17,598
Kraft Foods Group, Inc.	617	36,341
McCormick & Co., Inc.	135	9,408
Mead Johnson Nutrition Co.	210	20,076
Mondelez International, Inc., Class A	1,756	63,550
Tyson Foods, Inc., Class A	306	11,646

		298,316

Gas Utilities—0.0%
AGL Resources, Inc.	123	6,557

Health Care Equipment & Supplies—1.9%
Abbott Laboratories	1,564	66,063
Baxter International, Inc.	565	42,364
Becton Dickinson and Co.	201	23,551
Boston Scientific Corp. (b)	1,373	17,410
CareFusion Corp. (b)	216	9,917
Covidien PLC	468	40,636
CR Bard, Inc.	79	11,727

	Shares	Value*

DENTSPLY International, Inc.	147	$7,013
Edwards Lifesciences Corp. (b)	109	10,819
Intuitive Surgical, Inc. (b)	38	17,860
Medtronic, Inc.	1,037	66,212
St. Jude Medical, Inc.	294	19,284
Stryker Corp.	307	25,576
Varian Medical Systems, Inc. (b)	108	9,182
Zimmer Holdings, Inc.	174	17,280

		384,894

Health Care Providers & Services—2.0%
Aetna, Inc.	371	30,470
AmerisourceBergen Corp.	234	18,109
Cardinal Health, Inc.	353	26,016
Cigna Corp.	279	26,394
DaVita HealthCare Partners, Inc. (b)	185	13,816
Express Scripts Holding Co. (b)	804	59,440
Humana, Inc.	160	20,598
Laboratory Corp. of America Holdings (b)	88	9,436
McKesson Corp.	239	46,612
Patterson Cos., Inc.	85	3,423
Quest Diagnostics, Inc.	149	9,418
Tenet Healthcare Corp. (b)	101	6,179
UnitedHealth Group, Inc.	1,017	88,154
WellPoint, Inc.	290	33,788

		391,853

Health Care Technology—0.1%
Cerner Corp. (b)	307	17,702

Hotels, Restaurants & Leisure—1.5%
Carnival Corp.	456	17,273
Chipotle Mexican Grill, Inc. (b)	32	21,717
Darden Restaurants, Inc.	137	6,483
Marriott International, Inc., Class A	228	15,823
McDonald’s Corp.	1,028	96,344
Starbucks Corp.	782	60,848
Starwood Hotels & Resorts Worldwide, Inc.	199	16,824
Wyndham Worldwide Corp.	132	10,684
Wynn Resorts Ltd.	84	16,202
Yum! Brands, Inc.	459	33,245

		295,443

Household Durables—0.4%
DR Horton, Inc.	332	7,198
Garmin Ltd.	127	6,900
Harman International Industries, Inc.	70	8,056
Leggett & Platt, Inc.	144	5,053
Lennar Corp., Class A	182	7,131
Mohawk Industries, Inc. (b)	63	9,199
Newell Rubbermaid, Inc.	287	9,620
PulteGroup, Inc.	353	6,785
Whirlpool Corp.	80	12,241

		72,183

Schedule of Investments

AllianzGI Structured Return Fund

August 31, 2014 (unaudited) (continued)

	Shares	Value*

Household Products—1.7%
Clorox Co.	133	$11,784
Colgate-Palmolive Co.	904	58,516
Kimberly-Clark Corp.	390	42,120
Procter & Gamble Co.	2,812	233,705

		346,125

Independent Power Producers & Energy Traders—0.1%
AES Corp.	686	10,413
NRG Energy, Inc.	352	10,835

		21,248

Industrial Conglomerates—2.2%
3M Co.	646	93,024
Danaher Corp.	626	47,958
General Electric Co.	10,411	270,478
Roper Industries, Inc.	103	15,507

		426,967

Insurance—2.6%
ACE Ltd.	351	37,322
Aflac, Inc.	472	28,905
Allstate Corp.	451	27,732
American International Group, Inc.	1,505	84,370
Aon PLC	308	26,845
Assurant, Inc.	74	4,940
Chubb Corp.	254	23,355
Cincinnati Financial Corp.	152	7,310
Genworth Financial, Inc., Class A (b)	516	7,322
Hartford Financial Services Group, Inc.	467	17,302
Lincoln National Corp.	274	15,081
Loews Corp.	317	13,866
Marsh & McLennan Cos., Inc.	571	30,320
MetLife, Inc.	1,169	63,991
Principal Financial Group, Inc.	284	15,419
Progressive Corp.	566	14,161
Prudential Financial, Inc.	479	42,966
Torchmark Corp.	136	7,419
Travelers Cos., Inc.	361	34,190
Unum Group	267	9,684
XL Group PLC	282	9,639

		522,139

Internet & Catalog Retail—1.3%
Amazon.com, Inc. (b)	387	131,209
Expedia, Inc.	107	9,191
Netflix, Inc. (b)	62	29,614
Priceline Group, Inc. (b)	54	67,193
TripAdvisor, Inc. (b)	115	11,395

		248,602

Internet Software & Services—3.0%
Akamai Technologies, Inc. (b)	185	11,178
eBay, Inc. (b)	1,184	65,712
Facebook, Inc., Class A (b)	1,788	133,778

	Shares	Value*

Google, Inc., Class A (b)	294	$171,214
Google, Inc., Class C (b)	294	168,050
VeriSign, Inc. (b)	128	7,306
Yahoo!, Inc. (b)	971	37,393

		594,631

IT Services—3.1%
Accenture PLC, Class A	657	53,256
Alliance Data Systems Corp. (b)	56	14,820
Automatic Data Processing, Inc.	501	41,824
Cognizant Technology Solutions Corp., Class A (b)	632	28,901
Computer Sciences Corp.	150	8,969
Fidelity National Information Services, Inc.	299	16,968
Fiserv, Inc. (b)	258	16,633
International Business Machines Corp.	989	190,185
Mastercard, Inc., Class A	1,046	79,297
Paychex, Inc.	335	13,953
Teradata Corp. (b)	163	7,444
Total System Services, Inc.	172	5,411
Visa, Inc., Class A	523	111,148
Western Union Co.	561	9,801
Xerox Corp.	1,136	15,688

		614,298

Leisure Equipment & Products—0.1%
Hasbro, Inc.	120	6,319
Mattel, Inc.	352	12,140

		18,459

Life Sciences Tools & Services—0.4%
Agilent Technologies, Inc.	346	19,777
PerkinElmer, Inc.	117	5,248
Thermo Fisher Scientific, Inc.	414	49,767
Waters Corp. (b)	88	9,102

		83,894

Machinery—1.5%
Caterpillar, Inc.	649	70,786
Cummins, Inc.	177	25,685
Deere & Co.	377	31,702
Dover Corp.	173	15,202
Flowserve Corp.	142	10,776
Illinois Tool Works, Inc.	394	34,755
Ingersoll-Rand PLC	261	15,712
Joy Global, Inc.	103	6,504
PACCAR, Inc.	368	23,114
Pall Corp.	113	9,534
Parker Hannifin Corp.	154	17,787
Pentair PLC	202	13,750
Snap-on, Inc.	60	7,497
Stanley Black & Decker, Inc.	162	14,823
Xylem, Inc.	191	7,117

		304,744

Schedule of Investments

AllianzGI Structured Return Fund

August 31, 2014 (unaudited) (continued)

	Shares	Value*

Media—3.4%
Cablevision Systems Corp., Class A	224	$4,146
CBS Corp., Class B	506	30,001
Comcast Corp., Class A	2,701	147,826
DIRECTV (b)	487	42,101
Discovery Communications, Inc. (b)	226	9,711
Discovery Communications, Inc., Class A (b)	226	9,881
Gannett Co., Inc.	235	7,933
Interpublic Group of Cos., Inc.	439	8,574
News Corp., Class A (b)	515	9,077
Omnicom Group, Inc.	268	19,299
Scripps Networks Interactive, Inc., Class A	110	8,768
Time Warner Cable, Inc.	289	42,752
Time Warner, Inc.	919	70,790
Twenty-First Century Fox, Inc.	1,995	70,663
Viacom, Inc., Class B	406	32,947
Walt Disney Co.	1,676	150,639

		665,108

Metals & Mining—0.5%
Alcoa, Inc.	1,218	20,231
Allegheny Technologies, Inc.	112	4,723
Freeport-McMoRan Copper & Gold, Inc.	1,079	39,243
Newmont Mining Corp.	517	14,006
Nucor Corp.	331	17,980

		96,183

Multi-line Retail—0.6%
Dollar General Corp. (b)	314	20,093
Dollar Tree, Inc. (b)	214	11,476
Family Dollar Stores, Inc.	99	7,903
Kohl’s Corp.	202	11,876
Macy’s, Inc.	374	23,296
Nordstrom, Inc.	145	10,041
Target Corp.	657	39,466

		124,151

Multi-Utilities—1.1%
Ameren Corp.	252	10,077
CenterPoint Energy, Inc.	446	11,079
CMS Energy Corp.	279	8,521
Consolidated Edison, Inc.	303	17,541
Dominion Resources, Inc.	603	42,343
DTE Energy Co.	183	14,320
Integrys Energy Group, Inc.	83	5,635
NiSource, Inc.	326	12,932
PG&E Corp.	482	22,403
Public Service Enterprise Group, Inc.	525	19,630
SCANA Corp.	146	7,583
Sempra Energy	237	25,115
TECO Energy, Inc.	242	4,380
Wisconsin Energy Corp.	234	10,607

		212,166

	Shares	Value*

Oil, Gas & Consumable Fuels—7.9%
Anadarko Petroleum Corp.	526	$59,275
Apache Corp.	401	40,834
Cabot Oil & Gas Corp.	435	14,590
Chesapeake Energy Corp.	525	14,280
Chevron Corp.	1,978	256,052
Cimarex Energy Co.	90	13,064
ConocoPhillips	1,275	103,556
CONSOL Energy, Inc.	239	9,627
Denbury Resources, Inc.	366	6,303
Devon Energy Corp.	398	30,017
EOG Resources, Inc.	568	62,412
EQT Corp.	157	15,552
Exxon Mobil Corp.	4,459	443,492
Hess Corp.	274	27,701
Kinder Morgan, Inc.	694	27,940
Marathon Oil Corp.	704	29,350
Marathon Petroleum Corp.	299	27,212
Murphy Oil Corp.	175	10,932
Newfield Exploration Co. (b)	141	6,320
Noble Energy, Inc.	372	26,836
Occidental Petroleum Corp.	816	84,644
ONEOK, Inc.	216	15,163
Peabody Energy Corp.	283	4,494
Phillips 66	588	51,168
Pioneer Natural Resources Co.	149	31,089
QEP Resources, Inc.	187	6,652
Range Resources Corp.	175	13,753
Southwestern Energy Co. (b)	367	15,113
Spectra Energy Corp.	696	28,995
Tesoro Corp.	134	8,675
Valero Energy Corp.	554	29,994
Williams Cos., Inc.	764	45,412

		1,560,497

Paper & Forest Products—0.1%
International Paper Co.	450	21,803

Personal Products—0.1%
Avon Products, Inc.	451	6,332
Estee Lauder Cos., Inc., Class A	262	20,129

		26,461

Pharmaceuticals—5.6%
AbbVie, Inc.	1,652	91,322
Actavis PLC (b)	275	62,419
Allergan, Inc.	309	50,577
Bristol-Myers Squibb Co.	1,722	87,219
Eli Lilly & Co.	1,025	65,149
Hospira, Inc. (b)	173	9,297
Johnson & Johnson	2,942	305,174
Mallinckrodt PLC (b)	118	9,616
Merck & Co., Inc.	3,036	182,494

Schedule of Investments

AllianzGI Structured Return Fund

August 31, 2014 (unaudited) (continued)

	Shares	Value*

Mylan, Inc. (b)	388	$18,857
Perrigo Co. PLC	139	20,675
Pfizer, Inc.	6,622	194,621
Zoetis, Inc.	520	18,429

		1,115,849

Professional Services—0.2%
Dun & Bradstreet Corp.	38	4,460
Equifax, Inc.	126	9,924
Nielsen NV	315	14,802
Robert Half International, Inc.	143	7,180

		36,366

Real Estate Investment Trust—2.1%
American Tower Corp.	411	40,525
Apartment Investment & Management Co., Class A	152	5,209
AvalonBay Communities, Inc.	126	19,417
Boston Properties, Inc.	159	19,306
Crown Castle International Corp.	347	27,590
Equity Residential	349	23,198
Essex Property Trust, Inc.	65	12,574
General Growth Properties, Inc.	543	13,341
HCP, Inc.	476	20,625
Health Care REIT, Inc.	317	21,423
Host Hotels & Resorts, Inc.	788	17,982
Kimco Realty Corp.	427	10,030
Macerich Co.	146	9,532
Plum Creek Timber Co., Inc.	184	7,476
Prologis, Inc.	519	21,248
Public Storage	150	26,277
Simon Property Group, Inc.	322	54,750
Ventas, Inc.	306	20,129
Vornado Realty Trust	181	19,162
Weyerhaeuser Co.	548	18,605

		408,399

Real Estate Management & Development—0.0%
CBRE Group, Inc., Class A (b)	289	9,184

Road & Rail—0.9%
CSX Corp.	1,042	32,208
Kansas City Southern	114	13,151
Norfolk Southern Corp.	321	34,347
Ryder System, Inc.	55	4,969
Union Pacific Corp.	941	99,059

		183,734

Semiconductors & Semiconductor Equipment—2.3%
Altera Corp.	325	11,485
Analog Devices, Inc.	326	16,665
Applied Materials, Inc.	1,266	29,251
Avago Technologies Ltd.	261	21,425

	Shares	Value*

Broadcom Corp., Class A	578	$22,762
First Solar, Inc. (b)	74	5,156
Intel Corp.	5,179	180,851
KLA-Tencor Corp.	172	13,144
Lam Research Corp.	168	12,081
Linear Technology Corp.	245	11,052
Microchip Technology, Inc.	208	10,157
Micron Technology, Inc. (b)	1,114	36,316
NVIDIA Corp.	577	11,223
Texas Instruments, Inc.	1,120	53,962
Xilinx, Inc.	279	11,788

		447,318

Software—3.4%
Adobe Systems, Inc. (b)	480	34,512
Autodesk, Inc. (b)	237	12,713
CA, Inc.	331	9,347
Citrix Systems, Inc. (b)	170	11,944
Electronic Arts, Inc. (b)	325	12,298
Intuit, Inc.	295	24,538
Microsoft Corp.	7,807	354,672
Oracle Corp.	3,566	148,096
Red Hat, Inc. (b)	197	12,001
Salesforce.com, Inc. (b)	586	34,627
Symantec Corp.	720	17,482

		672,230

Specialty Retail—2.0%
AutoNation, Inc. (b)	65	3,526
AutoZone, Inc. (b)	34	18,321
Bed Bath & Beyond, Inc. (b)	211	13,559
Best Buy Co., Inc.	286	9,121
CarMax, Inc. (b)	228	11,947
GameStop Corp., Class A	119	5,022
Gap, Inc.	270	12,460
Home Depot, Inc.	1,419	132,676
L Brands, Inc.	253	16,154
Lowe’s Cos., Inc.	1,032	54,190
O’Reilly Automotive, Inc. (b)	110	17,158
PetSmart, Inc.	102	7,300
Ross Stores, Inc.	219	16,517
Staples, Inc.	669	7,814
Tiffany & Co.	115	11,608
TJX Cos., Inc.	725	43,217
Tractor Supply Co.	144	9,641
Urban Outfitters, Inc. (b)	106	4,218

		394,449

Technology Hardware, Storage & Peripherals—4.3%
Apple, Inc.	6,250	640,625
EMC Corp.	2,129	62,869
Hewlett-Packard Co.	1,949	74,062

Schedule of Investments

AllianzGI Structured Return Fund

August 31, 2014 (unaudited) (continued)

	Shares	Value*

NetApp, Inc.	344	$14,503
SanDisk Corp.	235	23,021
Seagate Technology PLC	340	21,277
Western Digital Corp.	217	22,353

		858,710

Textiles, Apparel & Luxury Goods—0.7%
Coach, Inc.	285	10,497
Fossil Group, Inc. (b)	49	4,963
Michael Kors Holdings Ltd. (b)	187	14,982
NIKE, Inc., Class B	766	60,169
PVH Corp.	85	9,923
Ralph Lauren Corp.	60	10,152
Under Armour, Inc., Class A (b)	168	11,485
V.F. Corp.	357	22,891

		145,062

Thrifts & Mortgage Finance—0.0%
Hudson City Bancorp, Inc.	495	4,886
People’s United Financial, Inc.	323	4,829

		9,715

Tobacco—1.4%
Altria Group, Inc.	2,062	88,831
Lorillard, Inc.	377	22,507
Philip Morris International, Inc.	1,632	139,666
Reynolds American, Inc.	323	18,886

		269,890

Trading Companies & Distributors—0.1%
Fastenal Co.	283	12,814
WW Grainger, Inc.	63	15,511

		28,325

Total Common Stock (cost—$17,940,223)		18,480,689

	Principal Amount (000s)

Repurchase Agreements—12.1%
State Street Bank and Trust Co., dated 8/29/14, 0.00%, due 9/2/14, proceeds $2,385,000; collateralized by U.S. Treasury Notes, 0.625%, due 4/30/18, valued at $2,437,088 including accrued interest (cost—$2,385,000)	$2,385	2,385,000

	Contracts

OPTIONS PURCHASED (b)(c)—0.0%

Call Options—0.0%
S&P 500 Index,
strike price $2,100.00, expires 9/5/14	5	38
strike price $2,075.00, expires 9/12/14	8	180

	Contracts	Value*

strike price $2,100.00, expires 9/12/14	12	$150
strike price $2,100.00, expires 9/20/14	23	460
strike price $2,100.00, expires 9/26/14	11	412
strike price $2,150.00, expires 9/26/14	5	125
strike price $2,150.00, expires 9/30/14	15	338
strike price $2,150.00, expires 10/3/14	13	325

		2,028

Put Options—0.0%
S&P 500 Index,
strike price $1,450.00, expires 9/5/14	15	113
strike price $1,350.00, expires 9/12/14	10	75
strike price $1,400.00, expires 9/12/14	10	75
strike price $1,625.00, expires 9/20/14	75	1,687
strike price $1,300.00, expires 9/30/14	10	150
strike price $1,300.00, expires 10/18/14	12	150
strike price $1,350.00, expires 10/18/14	15	262

		2,512

Total Options Purchased (cost—$6,514)		4,540

Total Investments, before options written (cost—$20,331,737)—105.6%		20,870,229

OPTIONS WRITTEN (b)(c)—(6.0)%

Call Options—(5.9)%
S&P 500 Index,
strike price $1,815.00, expires 9/5/14	5	(93,100)
strike price $1,835.00, expires 9/12/14	12	(198,720)
strike price $1,890.00, expires 9/12/14	8	(88,800)
strike price $1,830.00, expires 9/20/14	19	(324,330)
strike price $1,880.00, expires 9/20/14	4	(48,580)
strike price $1,870.00, expires 9/26/14	11	(144,870)
strike price $1,925.00, expires 9/26/14	5	(39,850)

Schedule of Investments

AllianzGI Structured Return Fund

August 31, 2014 (unaudited) (continued)

	Contracts	Value*

strike price $1,920.00, expires 9/30/14	15	$(127,800)
strike price $1,935.00, expires 10/3/14	13	(95,030)

		(1,161,080)

Put Options—(0.1)%
S&P 500 Index,
strike price $1,860.00, expires 9/5/14	15	(563)
strike price $1,775.00, expires 9/12/14	10	(425)
strike price $1,835.00, expires 9/12/14	10	(675)
strike price $1,820.00, expires 9/30/14	10	(1,875)
strike price $1,835.00, expires 10/18/14	12	(6,180)
strike price $1,860.00, expires 10/18/14	15	(9,675)

		(19,393)

Total Options Written (premiums received—$860,145)		(1,180,473)

Total Investments, net of options written (cost—$19,471,592)—99.6%		19,689,756

Other assets less other liabilities—0.4%		83,603

Net Assets—100.0%		$19,773,359

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(b)	Non-income producing.
(c)	Exchange traded-Chicago Board Options Exchange.
(d)	Transactions in options written for the nine months ended August 31, 2014:

	Contracts	Premiums
Options outstanding, November 30, 2013	876	$295,248
Options written	7,009	4,875,877
Options terminated in closing transactions	(2,438)	(2,027,216)
Options expired	(5,250)	(2,279,488)
Options exercised	(33)	(4,276)

Options outstanding, August 31, 2014	164	$860,145

Schedule of Investments

AllianzGI Ultra Micro Cap Fund

August 31, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—97.8%

Aerospace & Defense—2.7%
Astronics Corp. (a)	34,199	$2,145,645
Sparton Corp. (a)	39,140	1,125,667

		3,271,312

Air Freight & Logistics—1.6%
Park-Ohio Holdings Corp.	33,651	1,953,104

Auto Components—3.0%
Motorcar Parts of America, Inc. (a)	79,256	2,403,042
Strattec Security Corp.	14,714	1,180,651

		3,583,693

Banks—1.8%
Park Sterling Corp.	130,891	893,985
Southwest Bancorp, Inc.	72,688	1,201,533

		2,095,518

Biotechnology—2.1%
Durata Therapeutics, Inc. (a)	29,028	457,481
Kindred Biosciences, Inc. (a)	12,741	139,004
Repligen Corp. (a)	98,763	1,882,423

		2,478,908

Building Products—1.5%
Patrick Industries, Inc. (a)	42,749	1,782,206

Commercial Services & Supplies—0.9%
Ceco Environmental Corp.	78,282	1,100,645

Communications Equipment—3.3%
Alliance Fiber Optic Products, Inc.	45,593	675,688
Bel Fuse, Inc., Class B	52,585	1,237,851
CalAmp Corp. (a)	54,536	1,051,454
ShoreTel, Inc. (a)	150,902	1,011,044

		3,976,037

Consumer Finance—0.5%
Consumer Portfolio Services, Inc. (a)	82,293	588,395

Diversified Consumer Services—1.8%
Carriage Services, Inc.	78,027	1,454,423
Liberty Tax, Inc. (a)	21,781	738,158

		2,192,581

Diversified Telecommunication Services—2.1%
8x8, Inc. (a)	102,926	799,735
inContact, Inc. (a)	180,942	1,657,429

		2,457,164

Electronic Equipment, Instruments & Components—2.3%
CUI Global, Inc. (a)	125,103	927,013
Planar Systems, Inc. (a)	161,600	806,384
Speed Commerce, Inc. (a)	310,318	1,020,946

		2,754,343

Energy Equipment & Services—1.3%
RigNet, Inc. (a)	33,887	1,581,506

	Shares	Value*

Food Products—1.9%
Inventure Foods, Inc. (a)	86,539	$1,048,852
John B Sanfilippo & Son, Inc.	39,584	1,217,604

		2,266,456

Health Care Equipment & Supplies—9.7%
Anika Therapeutics, Inc. (a)	49,163	2,064,846
AtriCure, Inc. (a)	57,189	887,573
Cardiovascular Systems, Inc. (a)	54,028	1,539,258
Cynosure, Inc., Class A (a)	39,584	891,828
Inogen, Inc. (a)	46,100	951,965
Rockwell Medical, Inc. (a)	83,298	794,663
Staar Surgical Co. (a)	75,171	865,218
SurModics, Inc. (a)	41,529	848,022
Trinity Biotech PLC ADR	66,799	1,456,886
Vascular Solutions, Inc. (a)	56,214	1,343,515

		11,643,774

Health Care Providers & Services—3.9%
BioTelemetry, Inc. (a)	108,399	793,481
Capital Senior Living Corp. (a)	52,200	1,193,814
Cross Country Healthcare, Inc. (a)	107,300	856,254
Five Star Quality Care, Inc. (a)	115,815	537,382
Providence Service Corp. (a)	28,812	1,311,810

		4,692,741

Health Care Technology—1.0%
Icad, Inc. (a)	118,654	1,251,800

Household Durables—1.6%
Dixie Group, Inc. (a)	95,810	924,566
LGI Homes, Inc. (a)	54,567	1,043,321

		1,967,887

Household Products—0.9%
Orchids Paper Products Co.	36,666	1,020,048

Insurance—3.3%
Federated National Holding Co.	85,400	2,109,380
HCI Group, Inc.	28,367	1,194,535
United Insurance Holdings Corp.	42,874	691,986

		3,995,901

Internet Software & Services—4.3%
Autobytel, Inc. (a)	95,611	783,054
GTT Communications, Inc. (a)	89,841	1,099,654
Internap Network Services Corp. (a)	126,460	864,986
Points International Ltd. (a)	69,842	1,236,204
TechTarget, Inc. (a)	128,915	1,116,404

		5,100,302

IT Services—0.9%
Information Services Group, Inc. (a)	246,179	1,046,261

Leisure Equipment & Products—2.7%
Nautilus, Inc. (a)	190,419	2,250,753
Summer Infant, Inc. (a)	227,482	966,798

		3,217,551

Schedule of Investments

AllianzGI Ultra Micro Cap Fund

August 31, 2014 (unaudited) (continued)

	Shares	Value*

Life Sciences Tools & Services—3.9%
Albany Molecular Research, Inc. (a)	110,815	$2,194,137
Enzo Biochem, Inc. (a)	244,878	1,457,024
NeoGenomics, Inc. (a)	186,500	994,045

		4,645,206

Machinery—5.4%
Accuride Corp. (a)	208,603	951,230
ARC Group Worldwide, Inc. (a)	27,235	543,611
Commercial Vehicle Group, Inc. (a)	97,976	785,767
Manitex International, Inc. (a)	85,000	1,146,650
NN, Inc.	62,586	1,826,259
Xerium Technologies, Inc. (a)	84,896	1,269,195

		6,522,712

Media—2.2%
Carmike Cinemas, Inc. (a)	48,211	1,632,907
Entravision Communications Corp., Class A	227,795	1,043,301

		2,676,208

Oil, Gas & Consumable Fuels—6.4%
Abraxas Petroleum Corp. (a)	154,926	915,613
Emerald Oil, Inc. (a)	150,651	1,288,066
Gastar Exploration, Inc. (a)	193,328	1,519,558
PetroQuest Energy, Inc. (a)	191,715	1,276,822
Ring Energy, Inc. (a)	47,351	813,017
StealthGas, Inc. (a)	92,137	902,021
Vertex Energy, Inc. (a)	105,573	984,996

		7,700,093

Personal Products—1.5%
IGI Laboratories, Inc. (a)	258,299	1,779,680

Pharmaceuticals—2.9%
Ampio Pharmaceuticals, Inc. (a)	41,400	194,166
Cempra, Inc. (a)	39,197	414,312
Horizon Pharma, Inc. (a)	108,631	1,118,900
Pernix Therapeutics Holdings, Inc. (a)	135,616	1,178,503
Supernus Pharmaceuticals, Inc. (a)	61,130	553,532

		3,459,413

Professional Services—2.8%
Barrett Business Services, Inc.	25,358	1,500,940
CTPartners Executive Search, Inc. (a)	34,000	610,300
GP Strategies Corp. (a)	49,505	1,248,516

		3,359,756

Road & Rail—4.7%
Celadon Group, Inc.	42,702	894,180
Covenant Transportation Group, Inc., Class A (a)	54,929	763,513
PAM Transportation Services, Inc. (a)	26,940	989,237
Quality Distribution, Inc. (a)	84,488	1,186,211
Saia, Inc. (a)	37,834	1,795,980

		5,629,121

	Shares	Value*

Semiconductors & Semiconductor Equipment—6.9%
Amtech Systems, Inc. (a)	102,438	$1,089,940
Cascade Microtech, Inc. (a)	72,331	795,641
FormFactor, Inc. (a)	144,869	1,019,878
MaxLinear, Inc., Class A (a)	141,918	1,315,580
PDF Solutions, Inc. (a)	77,123	1,540,146
Pixelworks, Inc. (a)	151,811	1,006,507
Tower Semiconductor Ltd. (a)	130,864	1,531,109

		8,298,801

Software—3.0%
Attunity Ltd. (a)	103,089	706,160
ePlus, Inc. (a)	17,797	1,040,591
Mavenir Systems, Inc. (a)	64,209	721,709
Park City Group, Inc. (a)	107,912	1,127,680

		3,596,140

Specialty Retail—0.7%
Kirkland’s, Inc. (a)	48,964	873,028

Thrifts & Mortgage Finance—1.2%
Tree.com, Inc. (a)	45,637	1,459,928

Trading Companies & Distributors—1.1%
Aceto Corp.	70,523	1,355,452

Total Common Stock (cost—$90,818,470)		117,373,671

	Principal Amount (000s)

Repurchase Agreements—2.2%
State Street Bank and Trust Co., dated 8/29/14, 0.00%, due 9/2/14, proceeds $2,620,000; collateralized by U.S. Treasury Notes, 2.00%, due 2/28/21, valued at $2,674,468 including accrued interest (cost—$2,620,000)	$2,620	2,620,000

Total Investments (cost—$93,438,470)—100.0%		119,993,671

Other assets less liabilities—0.0%		1,298

Net Assets—100.0%		$119,994,969

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI U.S. Equity Hedged Fund

August 31, 2014 (unaudited)

	Shares	Value*

COMMON STOCK (a)—96.4%

Aerospace & Defense—2.5%
Boeing Co.	524	$66,443
General Dynamics Corp.	254	31,305
Honeywell International, Inc.	612	58,281
L-3 Communications Holdings, Inc.	67	7,366
Lockheed Martin Corp.	208	36,192
Northrop Grumman Corp.	167	21,246
Precision Castparts Corp.	113	27,579
Raytheon Co.	244	23,507
Rockwell Collins, Inc.	105	8,083
Textron, Inc.	217	8,246
United Technologies Corp.	659	71,159

		359,407

Air Freight & Logistics—0.7%
C.H. Robinson Worldwide, Inc.	115	7,850
Expeditors International of Washington, Inc.	154	6,360
FedEx Corp.	216	31,942
United Parcel Service, Inc., Class B	550	53,532

		99,684

Airlines—0.3%
Delta Air Lines, Inc.	661	26,162
Southwest Airlines Co.	540	17,286

		43,448

Auto Components—0.4%
BorgWarner, Inc.	178	11,070
Delphi Automotive PLC	216	15,029
Goodyear Tire & Rubber Co.	215	5,583
Johnson Controls, Inc.	518	25,284

		56,966

Automobiles—0.7%
Ford Motor Co.	3,090	53,797
General Motors Co.	1,027	35,740
Harley-Davidson, Inc.	170	10,805

		100,342

Banks—5.7%
Bank of America Corp.	8,198	131,906
BB&T Corp.	561	20,942
Citigroup, Inc.	2,374	122,617
Comerica, Inc.	142	7,148
Fifth Third Bancorp	664	13,549
Huntington Bancshares, Inc.	647	6,370
JPMorgan Chase & Co.	2,958	175,853
KeyCorp	690	9,391
M&T Bank Corp.	102	12,610
PNC Financial Services Group, Inc.	417	35,341
Regions Financial Corp.	1,078	10,942
SunTrust Banks, Inc.	416	15,841
U.S. Bancorp	1,417	59,911
Wells Fargo & Co.	3,745	192,643
Zions Bancorporation	158	4,604

		819,668

	Shares	Value*

Beverages—2.0%
Brown-Forman Corp., Class B	126	$11,675
Coca-Cola Co.	2,950	123,074
Coca-Cola Enterprises, Inc.	182	8,696
Constellation Brands, Inc., Class A (b)	131	11,409
Dr. Pepper Snapple Group, Inc.	153	9,627
Molson Coors Brewing Co., Class B	124	9,170
Monster Beverage Corp. (b)	105	9,283
PepsiCo, Inc.	1,183	109,415

		292,349

Biotechnology—2.8%
Alexion Pharmaceuticals, Inc. (b)	154	26,071
Amgen, Inc.	591	82,374
Biogen Idec, Inc. (b)	185	63,462
Celgene Corp. (b)	625	59,387
Gilead Sciences, Inc. (b)	1,200	129,096
Regeneron Pharmaceuticals, Inc. (b)	62	21,732
Vertex Pharmaceuticals, Inc. (b)	184	17,217

		399,339

Building Products—0.1%
Allegion PLC	70	3,600
Masco Corp.	278	6,525

		10,125

Capital Markets—2.1%
Affiliated Managers Group, Inc. (b)	43	9,079
Ameriprise Financial, Inc.	148	18,612
Bank of New York Mellon Corp.	892	34,949
BlackRock, Inc.	97	32,061
Charles Schwab Corp.	915	26,087
E*TRADE Financial Corp. (b)	224	4,986
Franklin Resources, Inc.	313	17,691
Goldman Sachs Group, Inc.	324	58,032
Invesco Ltd.	337	13,763
Legg Mason, Inc.	80	3,946
Morgan Stanley	1,093	37,501
Northern Trust Corp.	173	11,997
State Street Corp.	336	24,202
T Rowe Price Group, Inc.	205	16,604

		309,510

Chemicals—2.5%
Air Products & Chemicals, Inc.	165	21,980
Airgas, Inc.	52	5,740
CF Industries Holdings, Inc.	40	10,307
Dow Chemical Co.	939	50,283
Eastman Chemical Co.	117	9,649
Ecolab, Inc.	211	24,227
EI du Pont de Nemours & Co.	717	47,401
FMC Corp.	104	6,879
International Flavors & Fragrances, Inc.	63	6,400
LyondellBasell Industries NV, Class A	325	37,164

Schedule of Investments

AllianzGI U.S. Equity Hedged Fund

August 31, 2014 (unaudited) (continued)

	Shares	Value*

Monsanto Co.	409	$47,301
Mosaic Co.	252	12,035
PPG Industries, Inc.	108	22,233
Praxair, Inc.	228	29,993
Sherwin-Williams Co.	66	14,395
Sigma-Aldrich Corp.	92	9,568

		355,555

Commercial Services & Supplies—0.5%
ADT Corp.	136	5,013
Cintas Corp.	78	5,159
Iron Mountain, Inc.	133	4,785
Pitney Bowes, Inc.	158	4,276
Republic Services, Inc.	209	8,220
Stericycle, Inc. (b)	66	7,844
Tyco International Ltd.	360	16,063
Waste Management, Inc.	338	15,876

		67,236

Communications Equipment—1.6%
Cisco Systems, Inc.	4,002	100,010
F5 Networks, Inc. (b)	59	7,327
Harris Corp.	83	5,925
Juniper Networks, Inc.	370	8,580
Motorola Solutions, Inc.	176	10,455
QUALCOMM, Inc.	1,316	100,148

		232,445

Construction & Engineering—0.1%
Fluor Corp.	124	9,162
Jacobs Engineering Group, Inc. (b)	103	5,553
Quanta Services, Inc. (b)	170	6,178

		20,893

Construction Materials—0.1%
Martin Marietta Materials, Inc.	47	6,155
Vulcan Materials Co.	102	6,465

		12,620

Consumer Finance—0.9%
American Express Co.	711	63,670
Capital One Financial Corp.	446	36,599
Discover Financial Services	364	22,703
Navient Corp.	331	5,938

		128,910

Containers & Packaging—0.2%
Avery Dennison Corp.	74	3,561
Ball Corp.	109	6,987
Bemis Co., Inc.	78	3,178
MeadWestvaco Corp.	131	5,633
Owens-Illinois, Inc. (b)	129	3,972
Sealed Air Corp.	152	5,487

		28,818

Distributors—0.1%
Genuine Parts Co.	120	10,529

	Shares	Value*

Diversified Consumer Services—0.1%
Graham Holdings Co., Class B	3	$2,156
H&R Block, Inc.	214	7,176

		9,332

Diversified Financial Services—1.9%
Berkshire Hathaway, Inc., Class B (b)	1,407	193,111
CME Group, Inc.	246	18,831
IntercontinentalExchange Group, Inc.	90	17,010
Leucadia National Corp.	247	6,158
McGraw Hill Financial, Inc.	212	17,200
Moody’s Corp.	146	13,661
NASDAQ OMX Group, Inc.	92	3,999

		269,970

Diversified Telecommunication Services—2.3%
AT&T, Inc.	4,054	141,728
CenturyLink, Inc.	447	18,323
Frontier Communications Corp.	784	5,331
Verizon Communications, Inc.	3,238	161,317
Windstream Holdings, Inc.	471	5,322

		332,021

Electric Utilities—1.6%
American Electric Power Co., Inc.	381	20,460
Duke Energy Corp.	552	40,842
Edison International	254	15,021
Entergy Corp.	140	10,837
Exelon Corp.	671	22,425
FirstEnergy Corp.	328	11,231
NextEra Energy, Inc.	340	33,473
Northeast Utilities	247	11,335
Pepco Holdings, Inc.	196	5,402
Pinnacle West Capital Corp.	86	4,898
PPL Corp.	518	17,938
Southern Co.	696	30,902
Xcel Energy, Inc.	392	12,564

		237,328

Electrical Equipment—0.6%
AMETEK, Inc.	191	10,112
Eaton Corp. PLC	372	25,969
Emerson Electric Co.	548	35,083
Rockwell Automation, Inc.	108	12,594

		83,758

Electronic Equipment, Instruments & Components—0.4%
Amphenol Corp., Class A	122	12,567
Corning, Inc.	1,021	21,298
FLIR Systems, Inc.	110	3,717
Jabil Circuit, Inc.	144	3,107
TE Connectivity Ltd.	319	19,995

		60,684

Schedule of Investments

AllianzGI U.S. Equity Hedged Fund

August 31, 2014 (unaudited) (continued)

	Shares	Value*

Energy Equipment & Services—1.9%
Baker Hughes, Inc.	340	$23,508
Cameron International Corp. (b)	159	11,818
Diamond Offshore Drilling, Inc.	53	2,329
Ensco PLC, Class A	182	9,187
FMC Technologies, Inc. (b)	183	11,317
Halliburton Co.	659	44,555
Helmerich & Payne, Inc.	84	8,824
Nabors Industries Ltd.	204	5,551
National Oilwell Varco, Inc.	335	28,954
Noble Corp. PLC	198	5,635
Schlumberger Ltd.	1,017	111,504
Transocean Ltd.	266	10,281

		273,463

Food & Staples Retailing—2.1%
Costco Wholesale Corp.	342	41,409
CVS Caremark Corp.	913	72,538
Kroger Co.	398	20,290
Safeway, Inc.	179	6,226
Sysco Corp.	456	17,250
Wal-Mart Stores, Inc.	1,259	95,055
Walgreen Co.	685	41,456
Whole Foods Market, Inc.	286	11,194

		305,418

Food Products—1.6%
Archer-Daniels-Midland Co.	511	25,478
Campbell Soup Co.	139	6,230
ConAgra Foods, Inc.	328	10,562
General Mills, Inc.	479	25,569
Hershey Co.	116	10,605
Hormel Foods Corp.	105	5,321
JM Smucker Co.	80	8,208
Kellogg Co.	199	12,929
Keurig Green Mountain, Inc.	99	13,199
Kraft Foods Group, Inc.	464	27,329
McCormick & Co., Inc.	101	7,039
Mead Johnson Nutrition Co.	157	15,009
Mondelez International, Inc., Class A	1,321	47,807
Tyson Foods, Inc., Class A	230	8,754

		224,039

Gas Utilities—0.0%
AGL Resources, Inc.	93	4,958

Health Care Equipment & Supplies—2.0%
Abbott Laboratories	1,173	49,547
Baxter International, Inc.	424	31,792
Becton Dickinson and Co.	151	17,693
Boston Scientific Corp. (b)	1,031	13,073
CareFusion Corp. (b)	162	7,437
Covidien PLC	352	30,564
CR Bard, Inc.	59	8,758
DENTSPLY International, Inc.	110	5,248
Edwards Lifesciences Corp. (b)	82	8,139

	Shares	Value*

Intuitive Surgical, Inc. (b)	28	$13,160
Medtronic, Inc.	780	49,803
St. Jude Medical, Inc.	221	14,495
Stryker Corp.	231	19,245
Varian Medical Systems, Inc. (b)	81	6,887
Zimmer Holdings, Inc.	131	13,010

		288,851

Health Care Providers & Services—2.0%
Aetna, Inc.	279	22,914
AmerisourceBergen Corp.	176	13,621
Cardinal Health, Inc.	266	19,604
Cigna Corp.	209	19,771
DaVita HealthCare Partners, Inc. (b)	138	10,306
Express Scripts Holding Co. (b)	604	44,654
Humana, Inc.	120	15,449
Laboratory Corp. of America Holdings (b)	66	7,077
McKesson Corp.	180	35,105
Patterson Cos., Inc.	64	2,577
Quest Diagnostics, Inc.	112	7,080
Tenet Healthcare Corp. (b)	76	4,650
UnitedHealth Group, Inc.	765	66,310
WellPoint, Inc.	218	25,399

		294,517

Health Care Technology—0.1%
Cerner Corp. (b)	230	13,262

Hotels, Restaurants & Leisure—1.5%
Carnival Corp.	343	12,993
Chipotle Mexican Grill, Inc. (b)	24	16,288
Darden Restaurants, Inc.	103	4,874
Marriott International, Inc., Class A	171	11,867
McDonald’s Corp.	772	72,352
Starbucks Corp.	588	45,752
Starwood Hotels & Resorts Worldwide, Inc.	150	12,681
Wyndham Worldwide Corp.	99	8,013
Wynn Resorts Ltd.	63	12,152
Yum! Brands, Inc.	345	24,988

		221,960

Household Durables—0.4%
DR Horton, Inc.	250	5,420
Garmin Ltd.	95	5,161
Harman International Industries, Inc.	53	6,099
Leggett & Platt, Inc.	108	3,790
Lennar Corp., Class A	137	5,368
Mohawk Industries, Inc. (b)	47	6,863
Newell Rubbermaid, Inc.	216	7,240
PulteGroup, Inc.	266	5,113
Whirlpool Corp.	60	9,181

		54,235

Schedule of Investments

AllianzGI U.S. Equity Hedged Fund

August 31, 2014 (unaudited) (continued)

	Shares	Value*

Household Products—1.8%
Clorox Co.	100	$8,860
Colgate-Palmolive Co.	679	43,952
Kimberly-Clark Corp.	294	31,752
Procter & Gamble Co.	2,113	175,611

		260,175

Independent Power Producers & Energy Traders—0.1%
AES Corp.	516	7,833
NRG Energy, Inc.	263	8,095

		15,928

Industrial Conglomerates—2.2%
3M Co.	485	69,840
Danaher Corp.	470	36,007
General Electric Co.	7,821	203,189
Roper Industries, Inc.	78	11,744

		320,780

Insurance—2.7%
ACE Ltd.	264	28,071
Aflac, Inc.	354	21,679
Allstate Corp.	338	20,784
American International Group, Inc.	1,129	63,292
Aon PLC	231	20,134
Assurant, Inc.	55	3,671
Chubb Corp.	191	17,562
Cincinnati Financial Corp.	115	5,530
Genworth Financial, Inc., Class A (b)	388	5,506
Hartford Financial Services Group, Inc.	352	13,042
Lincoln National Corp.	205	11,283
Loews Corp.	238	10,410
Marsh & McLennan Cos., Inc.	429	22,780
MetLife, Inc.	879	48,117
Principal Financial Group, Inc.	213	11,564
Progressive Corp.	426	10,659
Prudential Financial, Inc.	360	32,292
Torchmark Corp.	102	5,564
Travelers Cos., Inc.	271	25,666
Unum Group	201	7,290
XL Group PLC	212	7,246

		392,142

Internet & Catalog Retail—1.3%
Amazon.com, Inc. (b)	291	98,661
Expedia, Inc.	80	6,872
Netflix, Inc. (b)	46	21,971
Priceline Group, Inc. (b)	40	49,772
TripAdvisor, Inc. (b)	86	8,522

		185,798

Internet Software & Services—3.1%
Akamai Technologies, Inc. (b)	139	8,398
eBay, Inc. (b)	891	49,450
Facebook, Inc., Class A (b)	1,341	100,334
Google, Inc., Class A (b)	221	128,702
Google, Inc., Class C (b)	221	126,324
VeriSign, Inc. (b)	96	5,479
Yahoo!, Inc. (b)	731	28,151

		446,838

	Shares	Value*

IT Services—3.2%
Accenture PLC, Class A	494	$40,044
Alliance Data Systems Corp. (b)	42	11,115
Automatic Data Processing, Inc.	376	31,389
Cognizant Technology Solutions Corp., Class A (b)	475	21,722
Computer Sciences Corp.	113	6,756
Fidelity National Information Services, Inc.	224	12,712
Fiserv, Inc. (b)	194	12,507
International Business Machines Corp.	744	143,071
Mastercard, Inc., Class A	785	59,511
Paychex, Inc.	253	10,538
Teradata Corp. (b)	123	5,617
Total System Services, Inc.	129	4,058
Visa, Inc., Class A	392	83,308
Western Union Co.	420	7,337
Xerox Corp.	852	11,766

		461,451

Leisure Equipment & Products—0.1%
Hasbro, Inc.	90	4,739
Mattel, Inc.	265	9,140

		13,879

Life Sciences Tools & Services—0.4%
Agilent Technologies, Inc.	260	14,862
PerkinElmer, Inc.	88	3,947
Thermo Fisher Scientific, Inc.	311	37,385
Waters Corp. (b)	66	6,826

		63,020

Machinery—1.6%
Caterpillar, Inc.	487	53,117
Cummins, Inc.	133	19,300
Deere & Co.	284	23,882
Dover Corp.	130	11,423
Flowserve Corp.	107	8,120
Illinois Tool Works, Inc.	296	26,110
Ingersoll-Rand PLC	195	11,739
Joy Global, Inc.	78	4,926
PACCAR, Inc.	277	17,398
Pall Corp.	85	7,171
Parker Hannifin Corp.	116	13,398
Pentair PLC	152	10,347
Snap-on, Inc.	45	5,623
Stanley Black & Decker, Inc.	121	11,071
Xylem, Inc.	143	5,328

		228,953

Schedule of Investments

AllianzGI U.S. Equity Hedged Fund

August 31, 2014 (unaudited) (continued)

	Shares	Value*

Media—3.5%
Cablevision Systems Corp., Class A	168	$3,110
CBS Corp., Class B	380	22,530
Comcast Corp., Class A	2,029	111,047
DIRECTV (b)	365	31,554
Discovery Communications, Inc. (b)	170	7,305
Discovery Communications, Inc., Class A (b)	170	7,432
Gannett Co., Inc.	177	5,975
Interpublic Group of Cos., Inc.	331	6,464
News Corp., Class A (b)	390	6,874
Omnicom Group, Inc.	201	14,474
Scripps Networks Interactive, Inc., Class A	83	6,616
Time Warner Cable, Inc.	217	32,101
Time Warner, Inc.	688	52,997
Twenty-First Century Fox, Inc.	1,497	53,024
Viacom, Inc., Class B	305	24,751
Walt Disney Co.	1,258	113,069

		499,323

Metals & Mining—0.5%
Alcoa, Inc.	916	15,215
Allegheny Technologies, Inc.	84	3,542
Freeport-McMoRan Copper & Gold, Inc.	812	29,533
Newmont Mining Corp.	390	10,565
Nucor Corp.	248	13,471

		72,326

Multi-line Retail—0.7%
Dollar General Corp. (b)	237	15,166
Dollar Tree, Inc. (b)	161	8,634
Family Dollar Stores, Inc.	74	5,907
Kohl’s Corp.	152	8,936
Macy’s, Inc.	281	17,503
Nordstrom, Inc.	109	7,548
Target Corp.	495	29,735

		93,429

Multi-Utilities—1.1%
Ameren Corp.	189	7,558
CenterPoint Energy, Inc.	336	8,346
CMS Energy Corp.	210	6,414
Consolidated Edison, Inc.	228	13,199
Dominion Resources, Inc.	454	31,880
DTE Energy Co.	138	10,799
Integrys Energy Group, Inc.	62	4,209
NiSource, Inc.	246	9,759
PG&E Corp.	363	16,872
Public Service Enterprise Group, Inc.	395	14,769
SCANA Corp.	110	5,713
Sempra Energy	178	18,863
TECO Energy, Inc.	182	3,294
Wisconsin Energy Corp.	176	7,978

		159,653

	Shares	Value*

Oil, Gas & Consumable Fuels—8.1%
Anadarko Petroleum Corp.	394	$44,400
Apache Corp.	301	30,651
Cabot Oil & Gas Corp.	326	10,934
Chesapeake Energy Corp.	396	10,771
Chevron Corp.	1,487	192,492
Cimarex Energy Co.	67	9,726
ConocoPhillips	958	77,809
CONSOL Energy, Inc.	179	7,210
Denbury Resources, Inc.	275	4,735
Devon Energy Corp.	299	22,551
EOG Resources, Inc.	427	46,919
EQT Corp.	118	11,689
Exxon Mobil Corp.	3,354	333,589
Hess Corp.	206	20,827
Kinder Morgan, Inc.	521	20,975
Marathon Oil Corp.	528	22,012
Marathon Petroleum Corp.	225	20,477
Murphy Oil Corp.	131	8,184
Newfield Exploration Co. (b)	106	4,751
Noble Energy, Inc.	280	20,199
Occidental Petroleum Corp.	613	63,586
ONEOK, Inc.	162	11,372
Peabody Energy Corp.	211	3,351
Phillips 66	441	38,376
Pioneer Natural Resources Co.	111	23,160
QEP Resources, Inc.	140	4,980
Range Resources Corp.	131	10,295
Southwestern Energy Co. (b)	276	11,366
Spectra Energy Corp.	524	21,830
Tesoro Corp.	100	6,474
Valero Energy Corp.	416	22,522
Williams Cos., Inc.	576	34,237

		1,172,450

Paper & Forest Products—0.1%
International Paper Co.	338	16,376

Personal Products—0.1%
Avon Products, Inc.	339	4,760
Estee Lauder Cos., Inc., Class A	197	15,135

		19,895

Pharmaceuticals—5.8%
AbbVie, Inc.	1,242	68,658
Actavis PLC (b)	206	46,758
Allergan, Inc.	232	37,974
Bristol-Myers Squibb Co.	1,295	65,592
Eli Lilly & Co.	767	48,750
Hospira, Inc. (b)	130	6,986
Johnson & Johnson	2,210	229,243

Schedule of Investments

AllianzGI U.S. Equity Hedged Fund

August 31, 2014 (unaudited) (continued)

	Shares	Value*

Mallinckrodt PLC (b)	89	$7,253
Merck & Co., Inc.	2,283	137,231
Mylan, Inc. (b)	292	14,191
Perrigo Co. PLC	104	15,469
Pfizer, Inc.	4,984	146,480
Zoetis, Inc.	390	13,821

		838,406

Professional Services—0.2%
Dun & Bradstreet Corp.	28	3,287
Equifax, Inc.	95	7,482
Nielsen NV	236	11,090
Robert Half International, Inc.	107	5,372

		27,231

Real Estate Investment Trust—2.1%
American Tower Corp.	309	30,467
Apartment Investment & Management Co., Class A	114	3,907
AvalonBay Communities, Inc.	95	14,639
Boston Properties, Inc.	119	14,449
Crown Castle International Corp.	261	20,752
Equity Residential	262	17,415
Essex Property Trust, Inc.	48	9,286
General Growth Properties, Inc.	408	10,025
HCP, Inc.	358	15,512
Health Care REIT, Inc.	239	16,152
Host Hotels & Resorts, Inc.	591	13,487
Kimco Realty Corp.	320	7,517
Macerich Co.	109	7,117
Plum Creek Timber Co., Inc.	138	5,607

Prologis, Inc.	390	15,967
Public Storage	113	19,795
Simon Property Group, Inc.	243	41,317
Ventas, Inc.	230	15,129
Vornado Realty Trust	136	14,398
Weyerhaeuser Co.	411	13,953

		306,891

Real Estate Management & Development—0.1%
CBRE Group, Inc., Class A (b)	218	6,928

Road & Rail—1.0%
CSX Corp.	784	24,233
Kansas City Southern	86	9,921
Norfolk Southern Corp.	241	25,787
Ryder System, Inc.	41	3,704
Union Pacific Corp.	707	74,426

		138,071

Semiconductors & Semiconductor Equipment—2.3%
Altera Corp.	244	8,623
Analog Devices, Inc.	245	12,524
Applied Materials, Inc.	949	21,927
Avago Technologies Ltd.	196	16,090
Broadcom Corp., Class A	434	17,091

	Shares	Value*

First Solar, Inc. (b)	55	$3,832
Intel Corp.	3,887	135,734
KLA-Tencor Corp.	129	9,858
Lam Research Corp.	126	9,061
Linear Technology Corp.	184	8,300
Microchip Technology, Inc.	155	7,569
Micron Technology, Inc. (b)	837	27,286
NVIDIA Corp.	435	8,461
Texas Instruments, Inc.	843	40,616
Xilinx, Inc.	209	8,830

		335,802

Software—3.5%
Adobe Systems, Inc. (b)	361	25,956
Autodesk, Inc. (b)	178	9,548
CA, Inc.	249	7,032
Citrix Systems, Inc. (b)	128	8,993
Electronic Arts, Inc. (b)	245	9,271
Intuit, Inc.	222	18,466
Microsoft Corp.	5,865	266,447
Oracle Corp.	2,683	111,425
Red Hat, Inc. (b)	147	8,955
Salesforce.com, Inc. (b)	441	26,059
Symantec Corp.	541	13,135

		505,287

Specialty Retail—2.1%
AutoNation, Inc. (b)	49	2,658
AutoZone, Inc. (b)	25	13,471
Bed Bath & Beyond, Inc. (b)	159	10,217
Best Buy Co., Inc.	215	6,856
CarMax, Inc. (b)	172	9,013
GameStop Corp., Class A	89	3,756
Gap, Inc.	203	9,369
Home Depot, Inc.	1,069	99,952
L Brands, Inc.	191	12,195
Lowe’s Cos., Inc.	779	40,905
O’Reilly Automotive, Inc. (b)	82	12,790
PetSmart, Inc.	77	5,511
Ross Stores, Inc.	166	12,520
Staples, Inc.	506	5,910
Tiffany & Co.	86	8,681
TJX Cos., Inc.	547	32,607
Tractor Supply Co.	108	7,231
Urban Outfitters, Inc. (b)	79	3,143

		296,785

Schedule of Investments

AllianzGI U.S. Equity Hedged Fund

August 31, 2014 (unaudited) (continued)

	Shares	Value*

Technology Hardware, Storage & Peripherals—4.5%
Apple, Inc.	4,707	$482,468
EMC Corp.	1,599	47,218
Hewlett-Packard Co.	1,462	55,556
NetApp, Inc.	258	10,877
SanDisk Corp.	176	17,241
Seagate Technology PLC	254	15,895
Western Digital Corp.	163	16,791

		646,046

Textiles, Apparel & Luxury Goods—0.8%
Coach, Inc.	214	7,882
Fossil Group, Inc. (b)	37	3,748
Michael Kors Holdings Ltd. (b)	140	11,217
NIKE, Inc., Class B	576	45,245
PVH Corp.	64	7,471
Ralph Lauren Corp.	45	7,614
Under Armour, Inc., Class A (b)	126	8,613
V.F. Corp.	269	17,248

		109,038

Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp, Inc.	371	3,662
People’s United Financial, Inc.	242	3,618

		7,280

Tobacco—1.4%
Altria Group, Inc.	1,551	66,817
Lorillard, Inc.	282	16,835
Philip Morris International, Inc.	1,228	105,092
Reynolds American, Inc.	242	14,150

		202,894

Trading Companies & Distributors—0.1%
Fastenal Co.	213	9,645
WW Grainger, Inc.	47	11,571

		21,216

Total Common Stock (cost—$11,884,575)		13,885,931

	Principal Amount (000s)

Repurchase Agreements—4.6%
State Street Bank and Trust Co., dated 8/29/14, 0.00%, due 9/2/14, proceeds $658,000; collateralized by U.S. Treasury Notes, 0.625%, due 4/30/18, valued at $675,338 including accrued interest (cost—$658,000)	$658	658,000

	Contracts	Value*

OPTIONS PURCHASED (b)(c)— 0.5%

Put Options—0.5%
S&P 500 Index,
strike price $1,900.00, expires 9/20/14	15	$3,637
strike price $1,725.00, expires 9/30/14	18	1,575
strike price $1,825.00, expires 9/30/14	7	1,348
strike price $1,825.00, expires 10/31/14	10	7,100
strike price $1,825.00, expires 11/28/14	10	12,500
strike price $1,825.00, expires 12/31/14	13	25,610
strike price $1,825.00, expires 1/30/15	11	27,720

Total Options Purchased (cost—$326,084)		79,490

Total Investments, before options written (cost—$12,868,659)—101.5%		14,623,421

OPTIONS WRITTEN (b)(c)—(0.3)%

Call Options—(0.3)%
S&P 500 Index, strike price $2,040.00, expires 9/30/14	69	(35,880)

Put Options—(0.0)%
S&P 500 Index, strike price $1,840.00, expires 9/20/14	15	(1,800)

Total Options Written (premiums received—$64,468)		(37,680)

Total Investments, net of options written (cost—$12,804,191)—101.2%		14,585,741

Other liabilities in excess of other assets—(1.2)%		(175,379)

Net Assets—100.0%		$14,410,362

Schedule of Investments

AllianzGI U.S. Equity Hedged Fund

August 31, 2014 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(b)	Non-income producing.
(c)	Exchange traded-Chicago Board Options Exchange.
(d)	Transactions in options written for the nine months ended August 31, 2014:

	Contracts	Premiums
Options outstanding, November 30, 2013	36	$17,842
Options written	434	285,191
Options terminated in closing transactions	(183)	(112,915)
Options expired	(203)	(125,650)

Options outstanding, August 31, 2014	84	$64,468

Schedule of Investments

AllianzGI U.S. Small-Cap Growth Fund

August 31, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—99.5%

Aerospace & Defense—1.6%
Astronics Corp. (b)	2,900	$181,946
Curtiss-Wright Corp.	5,507	395,623

		577,569

Air Freight & Logistics—1.6%
Forward Air Corp.	5,048	233,672
XPO Logistics, Inc. (b)	10,691	331,100

		564,772

Airlines—1.1%
Spirit Airlines, Inc. (b)	5,807	408,755

Auto Components—3.2%
Gentherm, Inc. (b)	7,811	381,567
Motorcar Parts of America, Inc. (b)	10,909	330,761
Tower International, Inc. (b)	12,524	419,930

		1,132,258

Banks—4.2%
Cathay General Bancorp	11,657	303,548
PrivateBancorp, Inc.	12,320	363,563
South State Corp.	4,322	253,096
Umpqua Holdings Corp.	13,315	232,613
Western Alliance Bancorp (b)	14,509	342,558

		1,495,378

Biotechnology—4.1%
Cubist Pharmaceuticals, Inc. (b)	3,241	223,726
Insys Therapeutics, Inc. (b)	6,121	216,194
Keryx Biopharmaceuticals, Inc. (b)	14,900	271,031
Ligand Pharmaceuticals, Inc., Class B (b)	4,856	252,706
NPS Pharmaceuticals, Inc. (b)	11,417	344,565
Puma Biotechnology, Inc. (b)	600	156,306

		1,464,528

Chemicals—1.7%
Chemtura Corp. (b)	7,733	190,928
PolyOne Corp.	10,242	401,691

		592,619

Communications Equipment—3.7%
ARRIS Group, Inc. (b)	8,751	267,868
Aruba Networks, Inc. (b)	7,400	157,990
EchoStar Corp., Class A (b)	5,941	299,605
Polycom, Inc. (b)	19,739	261,542
Ubiquiti Networks, Inc. (b)	7,014	318,155

		1,305,160

Construction & Engineering—2.1%
Primoris Services Corp.	12,183	353,794
Tutor Perini Corp. (b)	13,716	409,834

		763,628

Construction Materials—0.9%
Eagle Materials, Inc.	3,022	307,972

	Shares	Value*

Consumer Finance—0.7%
Portfolio Recovery Associates, Inc. (b)	4,549	$258,520

Distributors—1.3%
Core-Mark Holding Co., Inc.	9,496	457,327

Diversified Telecommunication Services—1.0%
8x8, Inc. (b)	18,235	141,686
Vonage Holdings Corp. (b)	66,395	229,063

		370,749

Electronic Equipment, Instruments & Components—1.9%
Control4 Corp. (b)	13,035	193,700
Methode Electronics, Inc.	7,029	237,018
Newport Corp. (b)	12,079	227,931

		658,649

Energy Equipment & Services—1.3%
ION Geophysical Corp. (b)	61,949	213,724
Parker Drilling Co. (b)	42,213	265,098

		478,822

Food Products—1.4%
B&G Foods, Inc.	7,557	228,221
Boulder Brands, Inc. (b)	19,758	265,943

		494,164

Health Care Equipment & Supplies—2.4%
Anika Therapeutics, Inc. (b)	6,286	264,012
Cynosure, Inc., Class A (b)	9,164	206,465
Endologix, Inc. (b)	13,722	189,501
Globus Medical, Inc., Class A (b)	11,455	207,794

		867,772

Health Care Providers & Services—4.1%
Acadia Healthcare Co., Inc. (b)	7,392	378,544
Centene Corp. (b)	3,490	272,674
ExamWorks Group, Inc. (b)	7,535	248,278
MWI Veterinary Supply, Inc. (b)	1,273	180,830
Team Health Holdings, Inc. (b)	6,706	392,435

		1,472,761

Hotels, Restaurants & Leisure—5.1%
Cheesecake Factory, Inc.	6,157	276,757
Diamond Resorts International, Inc. (b)	9,000	225,180
La Quinta Holdings, Inc. (b)	12,300	242,925
Marriott Vacations Worldwide Corp. (b)	5,398	321,667
Pinnacle Entertainment, Inc. (b)	7,408	185,126
Six Flags Entertainment Corp.	7,740	282,355
Sonic Corp. (b)	13,224	279,159

		1,813,169

Household Durables—0.6%
William Lyon Homes, Class A (b)	8,100	206,793

Schedule of Investments

AllianzGI U.S. Small-Cap Growth Fund

August 31, 2014 (unaudited) (continued)

	Shares	Value*

Insurance—1.7%
Hanover Insurance Group, Inc.	4,186	$265,602
Hilltop Holdings, Inc. (b)	16,408	347,357

		612,959

Internet & Catalog Retail—0.6%
Lands’ End, Inc. (b)	6,400	220,672

Internet Software & Services—0.8%
Constant Contact, Inc. (b)	9,207	286,982

IT Services—2.4%
Convergys Corp.	11,638	223,450
MAXIMUS, Inc.	7,233	298,000
WEX, Inc. (b)	3,082	350,269

		871,719

Life Sciences Tools & Services—2.8%
Albany Molecular Research, Inc. (b)	16,734	331,333
ICON PLC (b)	7,557	374,374
PAREXEL International Corp. (b)	5,182	292,472

		998,179

Machinery—3.3%
Manitowoc Co., Inc.	8,256	242,891
Meritor, Inc. (b)	21,165	288,479
Middleby Corp. (b)	2,156	185,912
TriMas Corp. (b)	6,229	197,459
Wabash National Corp. (b)	17,384	245,810

		1,160,551

Media—0.5%
Cumulus Media, Inc., Class A (b)	36,304	166,635

Metals & Mining—1.7%
Kaiser Aluminum Corp.	3,783	304,720
Worthington Industries, Inc.	7,447	301,157

		605,877

Multi-line Retail—0.8%
Burlington Stores, Inc. (b)	7,900	281,793

Oil, Gas & Consumable Fuels—8.1%
Abraxas Petroleum Corp. (b)	40,600	239,946
Bonanza Creek Energy, Inc. (b)	5,044	309,752
Carrizo Oil & Gas, Inc. (b)	6,807	426,935
Diamondback Energy, Inc. (b)	4,698	405,672
Matador Resources Co. (b)	14,682	401,699
Oasis Petroleum, Inc. (b)	4,775	234,882
Penn Virginia Corp. (b)	17,579	264,037
Sanchez Energy Corp. (b)	9,825	326,092
Synergy Resources Corp. (b)	19,999	269,187

		2,878,202

Paper & Forest Products—1.6%
Boise Cascade Co. (b)	9,147	274,959
KapStone Paper and Packaging Corp. (b)	9,936	305,433

		580,392

	Shares	Value*

Pharmaceuticals—3.4%
Horizon Pharma, Inc. (b)	16,034	$165,150
Nektar Therapeutics (b)	19,976	284,858
Pacira Pharmaceuticals, Inc. (b)	5,007	542,058
Phibro Animal Health Corp., Class A	11,747	224,837

		1,216,903

Professional Services—1.4%
Huron Consulting Group, Inc. (b)	5,074	306,875
On Assignment, Inc. (b)	6,198	183,213

		490,088

Real Estate Management & Development—0.7%
Kennedy-Wilson Holdings, Inc.	9,291	242,681

Road & Rail—3.9%
ArcBest Corp.	6,270	225,093
Roadrunner Transportation Systems, Inc. (b)	10,908	274,663
Ryder System, Inc.	3,122	282,041
Saia, Inc. (b)	6,482	307,701
Swift Transportation Co. (b)	14,792	313,295

		1,402,793

Semiconductors & Semiconductor Equipment—4.3%
Canadian Solar, Inc. (b)	8,446	299,326
Kulicke & Soffa Industries, Inc. (b)	18,676	274,351
RF Micro Devices, Inc. (b)	16,800	209,496
SunEdison, Inc. (b)	10,974	241,757
Synaptics, Inc. (b)	2,929	240,471
Tower Semiconductor Ltd. (b)	23,400	273,780

		1,539,181

Software—9.0%
ACI Worldwide, Inc. (b)	13,506	262,962
Actua Corp.	15,115	262,245
Aspen Technology, Inc. (b)	9,127	375,028
Cadence Design Systems, Inc. (b)	16,408	289,437
Guidewire Software, Inc. (b)	5,838	265,921
Mentor Graphics Corp. (a)	16,516	360,214
PTC, Inc. (b)	8,640	334,282
Synchronoss Technologies, Inc. (b)	9,825	433,970
Ultimate Software Group, Inc. (b)	2,048	301,035
Verint Systems, Inc. (b)	6,389	320,281

		3,205,375

Specialty Retail—0.7%
American Eagle Outfitters, Inc.	18,600	261,888

Technology Hardware, Storage & Peripherals—1.7%
Electronics for Imaging, Inc. (b)	7,991	351,923
Super Micro Computer, Inc. (b)	10,679	261,529

		613,452

Textiles, Apparel & Luxury Goods—0.8%
Deckers Outdoor Corp. (b)	2,991	275,890

Schedule of Investments

AllianzGI U.S. Small-Cap Growth Fund

August 31, 2014 (unaudited) (continued)

	Shares	Value*

Thrifts & Mortgage Finance—1.5%
BofI Holding, Inc. (b)	3,087	$237,668
EverBank Financial Corp.	16,252	306,838

		544,506

Trading Companies & Distributors—2.7%
Air Lease Corp.	8,857	335,680
Aircastle Ltd.	16,516	315,786
H&E Equipment Services, Inc.	7,234	295,943

		947,409

Transportation Infrastructure—1.1%
Macquarie Infrastructure Co. LLC	5,398	389,358

Total Common Stock (cost—$25,037,799)		35,484,850

	Principal Amount (000s)

Repurchase Agreements—0.4%
State Street Bank and Trust Co., dated 8/29/14, 0.00%, due 9/2/14, proceeds $135,000; collateralized by Fannie Mae, 6.625%, due 11/15/30, valued at $138,581 including accrued interest (cost—$135,000)	$135	135,000

Total Investments (cost—$25,172,799)—99.9%		35,619,850

Other assets less liabilities—0.1%		33,281

Net Assets—100.0%		$35,653,131

Notes to Schedule of Investments:

(a)	Affiliated security.
(b)	Non-income producing.

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. Investments in underlying funds are valued at the closing net asset value per share (“NAV”) of each underlying fund as reported on each business day. The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. The market value for NASDAQ Global Market and NASDAQ Capital Market securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded futures are valued at the price determined by the relevant exchange.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and the Funds’ sub-advisers Allianz Global Investors U.S. LLC and NFJ Investment Group LLC, each an affiliate of the Investment Manager, and Fuller & Thaler Asset Management, Inc. (collectively the “Sub-Advisers”). The Trust’s Valuation Committee was established by the Board to oversee the implementation of the Funds’ valuation methods and to make fair value determinations on behalf of the Board, as instructed by the Board. Each Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer or other factors. If the Sub-Advisers determine that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premium or discount based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of each share class of a Fund may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Funds to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The NAV of each share class of a Fund is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair-valuing the securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the NAV of each share class of a Fund is calculated. With respect to certain foreign securities, the Funds may fair-value securities using modeling tools provided by third-party vendors. The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the NAV of each share class of a Fund may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1—quoted prices in active markets for identical investments that the Funds have the ability to access

•

Level 2—valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3—valuations based on significant unobservable inputs (including the Sub-Advisers’ or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Funds to measure fair value during the nine months ended August 31, 2014 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations—U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Sovereign Debt Obligations—Sovereign debt obligations are valued by independent pricing services based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored regularly for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable, the values of sovereign debt obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds—Convertible bonds are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts—Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts—Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Senior Loans—Senior Loans are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. These quoted prices are based on interest rates, yield curves, option adjusted spreads and credit spreads. To the extent that these inputs are observable, the values of Senior Loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at August 31, 2014 in valuing each Fund’s assets and liabilities is listed below (refer to the Schedules of Investments and Notes to Schedules of Investments for more detailed information on Investments in Securities and Other Financial Instruments):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/14
AllianzGI Retirement 2015:
Investments in Securities—Assets
Mutual Funds	$29,481,782	—	—	$29,481,782
Exchange-Traded Funds	4,870,435	—	—	4,870,435
Repurchase Agreements	—	$207,000	—	207,000

Totals	$34,352,217	$207,000	—	$34,559,217

AllianzGI Retirement 2020:
Investments in Securities—Assets
Mutual Funds	$53,453,882	—	—	$53,453,882
Exchange-Traded Funds	8,930,718	—	—	8,930,718
Repurchase Agreements	—	$513,000	—	513,000

Totals	$62,384,600	$513,000	—	$62,897,600

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/14
AllianzGI Retirement 2025:
Investments in Securities—Assets
Mutual Funds	$58,629,361	—	—	$58,629,361
Exchange-Traded Funds	7,508,651	—	—	7,508,651
Repurchase Agreements	—	$563,000	—	563,000

Totals	$66,138,012	$563,000	—	$66,701,012

AllianzGI Retirement 2030:
Investments in Securities—Assets
Mutual Funds	$59,193,981	—	—	$59,193,981
Exchange-Traded Funds	6,108,706	—	—	6,108,706
Repurchase Agreements	—	$472,000	—	472,000

Totals	$65,302,687	$472,000	—	$65,774,687

AllianzGI Retirement 2035:
Investments in Securities—Assets
Mutual Funds	$48,070,462	—	—	$48,070,462
Exchange-Traded Funds	4,436,074	—	—	4,436,074
Repurchase Agreements	—	$255,000	—	255,000

Totals	$52,506,536	$255,000	—	$52,761,536

AllianzGI Retirement 2040:
Investments in Securities—Assets
Mutual Funds	$41,062,799	—	—	$41,062,799
Exchange-Traded Funds	3,240,861	—	—	3,240,861
Repurchase Agreements	—	$332,000	—	332,000

Totals	$44,303,660	$332,000	—	$44,635,660

AllianzGI Retirement 2045:
Investments in Securities—Assets
Mutual Funds	$25,000,336	—	—	$25,000,336
Exchange-Traded Funds	1,281,398	—	—	1,281,398
Repurchase Agreements	—	$310,000	—	310,000

Totals	$26,281,734	$310,000	—	$26,591,734

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/14
AllianzGI Retirement 2050:
Investments in Securities—Assets
Mutual Funds	$19,926,336	—	—	$19,926,336
Exchange-Traded Funds	1,023,051	—	—	1,023,051
Repurchase Agreements	—	$291,000	—	291,000

Totals	$20,949,387	$291,000	—	$21,240,387

AllianzGI Retirement 2055:
Investments in Securities—Assets
Mutual Funds	$6,936,960	—	—	$6,936,960
Exchange-Traded Funds	350,402	—	—	350,402

Totals	$7,287,362	—	—	$7,287,362

AllianzGI Retirement Income:
Investments in Securities—Assets
Mutual Funds	$25,412,267	—	—	$25,412,267
Exchange-Traded Funds	4,537,222	—	—	4,537,222
Repurchase Agreements	—	$116,000	—	116,000

Totals	$29,949,489	$116,000	—	$30,065,489

AllianzGI Global Allocation:
Investments in Securities—Assets
Mutual Funds	$206,795,963	—	—	$206,795,963
Exchange-Traded Funds	11,028,419	—	—	11,028,419
Repurchase Agreements	—	$700,000	—	700,000

Totals	$217,824,382	$700,000	—	$218,524,382

AllianzGI Global Growth Allocation:
Investments in Securities—Assets
Mutual Funds	$6,168,394	—	—	$6,168,394
Exchange-Traded Funds	362,136	—	—	362,136

Totals	$6,530,530	—	—	$6,530,530

AllianzGI Behavioral Advantage Large Cap:
Investments in Securities—Assets
Common Stock	$81,823,379	—	—	$81,823,379
Repurchase Agreements	—	$834,000	—	834,000

Totals	$81,823,379	$834,000	—	$82,657,379

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/14

AllianzGI Best Styles Global Equity:
Investments in Securities—Assets
Common Stock:
Australia	—	$649,969	—	$649,969
Austria	—	98,172	—	98,172
Belgium	$21,007	96,579	—	117,586
China	119,351	1,001,013	$10,000	1,130,364
Denmark	—	199,458	—	199,458
Finland	—	139,015	—	139,015
France	—	952,721	—	952,721
Germany	—	1,235,433	—	1,235,433
Hong Kong	—	195,749	—	195,749
Indonesia	—	158,330	—	158,330
Ireland	19,956	168,892	—	188,848
Italy	27,233	323,364	—	350,597
Japan	—	3,671,392	—	3,671,392
Korea (Republic of)	362,964	400,505	—	763,469
Malaysia	—	71,105	—	71,105
Netherlands	44,556	230,673	—	275,229
New Zealand	—	11,554	—	11,554
Norway	31,479	438,078	—	469,557
Philippines	—	128,052	—	128,052
Poland	28,193	14,967	—	43,160
Portugal	—	34,106	—	34,106
Singapore	—	63,405	—	63,405
South Africa	35,785	173,818	—	209,603
Spain	—	235,107	—	235,107
Sweden	—	417,845	—	417,845
Switzerland	169,123	544,754	—	713,877
Taiwan	55,903	416,750	—	472,653
Thailand	—	45,998	53,218	99,216
Turkey	—	111,286	—	111,286
United Kingdom	78,123	2,079,861	—	2,157,984
All Other	22,569,965	—	—	22,569,965
Preferred Stock:
Brazil	257,650	—	—	257,650
Korea (Republic of)	—	83,768	—	83,768
Repurchase Agreements	—	451,000	—	451,000

	23,821,288	14,842,719	63,218	38,727,225

Other Financial Instruments*—Assets
Market Price	21,795	—	—	21,795
Other Financial Instruments*—Liabilities
Market Price	(2,789)	—	—	(2,789)

Totals	$23,840,294	$14,842,719	$63,218	$38,746,231

AllianzGI China Equity:
Investments in Securities—Assets
Common Stock:
China	$473,734	$6,467,277	—	$6,941,011
Hong Kong	305,118	651,632	—	956,750
Repurchase Agreements	—	442,000	—	442,000

Totals	$778,852	$7,560,909	—	$8,339,761

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/14

AllianzGI Convertible:
Investments in Securities—Assets
Convertible Bonds	—	$2,344,161,216	—	$2,344,161,216
Convertible Preferred Stock:
Aerospace & Defense	$4,176,272	—	—	4,176,272
Banks	25,498,525	25,198,209	—	50,696,734
Electric Utilities	28,477,960	—	—	28,477,960
Food Products	22,914,675	16,000,002	—	38,914,677
Health Care Providers & Services	20,894,782	—	—	20,894,782
Insurance	22,086,916	—	—	22,086,916
Machinery	2,951,480	32,146,430	—	35,097,910
All Other	—	116,591,221	—	116,591,221
Repurchase Agreements	—	36,226,000	—	36,226,000

Totals	$127,000,610	$2,570,323,078	—	$2,697,323,688

AllianzGI Global Fundamental Strategy:
Investments in Securities—Assets
Common Stock:
Hong Kong	$285,156	$236,846	—	$522,002
New Zealand	282,323	—	—	282,323
Norway	245,871	236,603	—	482,474
United States	3,273,952	—	—	3,273,952
All Other	—	3,732,491	—	3,732,491
Corporate Bonds & Notes	—	7,369,993	—	7,369,993
Sovereign Debt Obligations	—	4,844,314	—	4,844,314
Exchange-Traded Funds	243,324	—	—	243,324
Repurchase Agreements	—	1,401,000	—	1,401,000
Options Purchased:
Market Price	50,250	—	—	50,250

	4,380,876	17,821,247	—	22,202,123

Investment in Securities—Liabilities
Options Written, at value:
Market Price	(10,530)	—	—	(10,530)

Other Financial Instruments*—Assets
Foreign Exchange Contracts	—	18,672	—	18,672
Interest Rate Contracts	399	—	—	399
Market Price	15,091	—	—	15,091

	15,490	18,672	—	34,162

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	(4,344)	—	(4,344)
Interest Rate Contracts	(1,143)	—	—	(1,143)
Market Price	(13,612)	—	—	(13,612)

	(14,755)	(4,344)	—	(19,099)

Totals	$4,371,081	$17,835,575	—	$22,206,656

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/14

AllianzGI Global Managed Volatility:
Investments in Securities—Assets
Common Stock:
Australia	—	$219,452	—	$219,452
China	—	389,956	—	389,956
France	$168,835	226,753	—	395,588
Germany	—	292,478	—	292,478
Hong Kong	—	694,123	—	694,123
Ireland	—	39,875	—	39,875
Israel	—	317,666	—	317,666
Japan	—	379,918	—	379,918
Netherlands	—	88,392	—	88,392
Norway	48,806	50,123	—	98,929
Singapore	—	494,017	—	494,017
Sweden	—	57,688	—	57,688
Switzerland	—	185,740	—	185,740
United Kingdom	—	951,647	—	951,647
All Other	10,317,023	—	—	10,317,023

Totals	$10,534,664	$4,387,828	—	$14,922,492

AllianzGI Global Water:
Investments in Securities—Assets
Common Stock:
United Kingdom	$15,416,834	$58,414,428	—	$73,831,262
United States	124,051,521	—	—	124,051,521
All Other	—	127,550,615	—	127,550,615
Repurchase Agreements	—	28,644,000	—	28,644,000

	139,468,355	214,609,043	—	354,077,398

Other Financial Instruments*—Assets
Foreign Exchange Contracts	—	2,332	—	2,332

Totals	$139,468,355	$214,611,375	—	$354,079,730

AllianzGI High Yield Bond:
Investments in Securities—Assets
Corporate Bonds & Notes	—	$401,101,105	—	$401,101,105
Repurchase Agreements	—	13,580,000	—	13,580,000

Totals	—	$414,681,105	—	$414,681,105

AllianzGI International Small-Cap:
Investments in Securities—Assets
Common Stock:
Australia	$410,427	$1,854,540	—	$2,264,967
Belgium	1,180,223	—	—	1,180,223
Finland	1,690,876	1,131,169	—	2,822,045
France	2,791,784	3,437,389	—	6,229,173
Ireland	1,425,615	—	—	1,425,615
Taiwan	287,250	2,840,493	—	3,127,743
Thailand	—	—	$753,646	753,646
All Other	—	80,800,066	—	80,800,066
Repurchase Agreements	—	1,929,000	—	1,929,000

Totals	$7,786,175	$91,992,657	$753,646	$100,532,478

AllianzGI Micro Cap:
Investments in Securities—Assets
Common Stock	$39,349,043	—	—	$39,349,043
Repurchase Agreements	—	$1,160,000	—	1,160,000

Totals	$39,349,043	$1,160,000	—	$40,509,043

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/14

AllianzGI Multi-Asset Real Return:
Investments in Securities—Assets
Mutual Funds	$3,499,336	—	—	$3,499,336
Common Stock:
Australia	52,776	$92,676	—	145,452
Austria	6,330	1,971	—	8,301
France	—	67,920	—	67,920
Germany	—	22,599	—	22,599
Hong Kong	—	216,510	—	216,510
Japan	—	190,214	—	190,214
Netherlands	—	8,065	—	8,065
Singapore	—	60,579	—	60,579
Switzerland	—	8,784	—	8,784
United Kingdom	—	65,387	—	65,387
All Other	881,624	—	—	881,624
U.S. Treasury Obligations	—	693,266	—	693,266
Exchange-Traded Funds	639,917	—	—	639,917
Warrants	535	—	—	535
Repurchase Agreements	—	378,000	—	378,000

	5,080,518	1,805,971	—	6,886,489

Other Financial Instruments*—Assets
Interest Rate Contracts	13,701	—	—	13,701
Market Price	13,921	—	—	13,921

	27,622	—	—	27,622

Other Financial Instruments*—Liabilities
Interest Rate Contracts	(3,678)	—	—	(3,678)

Totals	$5,104,462	$1,805,971	—	$6,910,433

AllianzGI NFJ Emerging Markets Value:
Investments in Securities—Assets
Common Stock:
China	$355,272	$1,468,325	—	$1,823,597
Czech Republic	—	60,672	—	60,672
Greece	—	70,794	—	70,794
Hong Kong	55,081	248,612	—	303,693
India	96,724	658,550	—	755,274
Indonesia	—	198,246	—	198,246
Korea (Republic of)	173,752	1,215,825	—	1,389,577
Malaysia	130,137	135,631	—	265,768
Norway	—	66,542	—	66,542
Poland	—	184,571	—	184,571
Russian Federation	120,493	—	$487,339	607,832
South Africa	260,770	398,022	—	658,792
Taiwan	76,956	1,018,499	—	1,095,455
Thailand	62,694	188,267	221,153	472,114
Turkey	—	406,401	—	406,401
All Other	1,516,619	—	—	1,516,619
Preferred Stock	393,501	—	—	393,501
Equity-Linked Security	—	51,395	—	51,395
Repurchase Agreements	—	148,000	—	148,000

Totals	$3,241,999	$6,518,352	$708,492	$10,468,843

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/14

AllianzGI NFJ Global Dividend Value:
Investments in Securities—Assets
Common Stock:
China	—	$4,914,914	—	$4,914,914
France	—	3,239,969	—	3,239,969
Germany	—	1,592,084	—	1,592,084
Hong Kong	—	1,521,408	—	1,521,408
Israel	$1,601,860	1,403,094	—	3,004,954
Japan	—	4,713,000	—	4,713,000
Korea (Republic of)	—	1,631,908	—	1,631,908
Spain	—	3,241,506	—	3,241,506
Switzerland	—	1,623,651	—	1,623,651
United Kingdom	—	7,516,776	—	7,516,776
All Other	46,087,521	—	—	46,087,521
Repurchase Agreements	—	799,000	—	799,000

Totals	$47,689,381	$32,197,310	—	$79,886,691

AllianzGI NFJ International Small-Cap Value:
Investments in Securities—Assets
Common Stock:
Austria	$251,758	$312,934	—	$564,692
Belgium	242,384	—	—	242,384
Bermuda	194,560	—	—	194,560
Brazil	632,872	—	—	632,872
Canada	1,541,362	—	—	1,541,362
Finland	156,267	206,770	—	363,037
Hong Kong	439,334	1,218,398	—	1,657,732
Israel	215,532	—	—	215,532
Netherlands	273,031	191,496	—	464,527
New Zealand	196,388	231,635	—	428,023
Norway	206,907	886,140	—	1,093,047
Panama	192,660	—	—	192,660
Russian Federation	104,420	—	—	104,420
Singapore	186,085	—	—	186,085
South Africa	215,651	324,116	—	539,767
Switzerland	386,395	463,661	—	850,056
United Kingdom	1,081,582	4,491,148	—	5,572,730
All Other	—	10,595,636	—	10,595,636
Preferred Stock:
Brazil	231,852	—	—	231,852
Germany	—	341,339	—	341,339

Totals	$6,749,040	$19,263,273	—	$26,012,313

AllianzGI NFJ International Value II:
Investments in Securities—Assets
Common Stock:
Belgium	$305,412	—	—	$305,412
Brazil	1,186,934	—	—	1,186,934
Canada	3,503,360	—	—	3,503,360
Hong Kong	822,087	$1,680,949	—	2,503,036
India	850,908	—	—	850,908
Israel	913,832	—	—	913,832
Mexico	433,827	—	—	433,827
Netherlands	398,064	—	—	398,064
Norway	759,041	1,384,835	—	2,143,876
Russian Federation	1,601,446	—	—	1,601,446
South Africa	415,918	—	—	415,918
Taiwan	420,442	—	—	420,442
Turkey	441,150	—	—	441,150
United States	323,072	—	—	323,072
All Other	—	25,033,620	—	25,033,620
Preferred Stock	—	490,889	—	490,889
Repurchase Agreements	—	1,352,000	—	1,352,000

Totals	$12,375,493	$29,942,293	—	$42,317,786

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/14
AllianzGI Short Duration High Income:
Investments in Securities—Assets
Corporate Bonds & Notes	—	$614,414,321	—	$614,414,321
Senior Loans	—	138,106,501	—	138,106,501
Repurchase Agreements	—	12,547,000	—	12,547,000

Totals	—	$765,067,822	—	$765,067,822

AllianzGI Structured Return:
Investments in Securities—Assets
Common Stock	$18,480,689	—	—	$18,480,689
Repurchase Agreements	—	$2,385,000	—	2,385,000
Options Purchased:
Market Price	4,540	—	—	4,540

	18,485,229	2,385,000	—	20,870,229

Investment in Securities—Liabilities
Options Written, at value:
Market Price	(1,180,473)	—	—	(1,180,473)

Totals	$17,304,756	$2,385,000	—	$19,689,756

AllianzGI Ultra Micro Cap:
Investments in Securities—Assets
Common Stock	$117,373,671	—	—	$117,373,671
Repurchase Agreements	—	$2,620,000	—	2,620,000

Totals	$117,373,671	$2,620,000	—	$119,993,671

AllianzGI U.S. Equity Hedged:
Investments in Securities—Assets
Common Stock	$13,885,931	—	—	$13,885,931
Repurchase Agreements	—	$658,000	—	658,000
Options Purchased:
Market Price	79,490	—	—	79,490

	13,965,421	658,000	—	14,623,421

Investment in Securities—Liabilities
Options Written, at value:
Market Price	(37,680)	—	—	(37,680)

Totals	$13,927,741	$658,000	—	$14,585,741

AllianzGI U.S. Small-Cap Growth:
Investments in Securities—Assets
Common Stock	$35,484,850	—	—	$35,484,850
Repurchase Agreements	—	$135,000	—	135,000

Totals	$35,484,850	$135,000	—	$35,619,850

At August 31, 2014, the following Funds had transfers between Levels 1 and 2:

	Transfers
	Level 1 to Level 2		Level 2 to Level 1
AllianzGI China Equity	$84,404	(a)	$473,734	(b)
AllianzGI Convertible	32,146,430	(c)	—
AllianzGI Global Fundamental Strategy	—		528,194	(b)
AllianzGI Global Water	13,513,560	(a)	—
AllianzGI International Small-Cap	4,809,580	(a)	—
AllianzGI Multi-Asset Real Return	4,607	(a)	6,330	(b)
AllianzGI NFJ Emerging Markets Value	328,456	(a)	546,724	(b)
AllianzGI NFJ International Small-Cap Value	812,611	(a)	1,618,990	(b)
AllianzGI NFJ International Value II	621,707	(a)	759,041	(b)

(a)	This transfer was a result of securities trading outside the U.S. whose values were not adjusted by the application of a modeling tool at November 30, 2013, which was applied on August 31, 2014.
(b)	This transfer was a result of securities trading outside the U.S. whose values were adjusted by the application of a modeling tool at November 30, 2013, which was not applied on August 31, 2014.
(c)	This transfer was a result of securities with an exchange-traded closing price at November 30, 2013, which was not available on August 31, 2014.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the period or nine months ended August 31, 2014, was as follows:

	Beginning Balance 12/2/13**	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 8/31/14

AllianzGI Best Styles Global Equity:
Investments in Securities—Assets
Common Stock:
China	—	$13,106	—	—	—	$(3,106)	—	—	$10,000
Thailand	—	57,002	$(2,764)	—	$(26)	(994)	—	—	53,218

Totals	—	$70,108	$(2,764)	—	$(26)	$(4,100)	—	—	$63,218

AllianzGI Global Water:
Investments in Securities—Assets
Common Stock:
Hong Kong	$41,766	—	$(63,609)	—	$(286,541)	$308,384	—	—	—

	Beginning Balance 11/30/13	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3***	Ending Balance 8/31/14
AllianzGI International Small-Cap:
Investments in Securities—Assets
Common Stock:
Australia	$35,913	$594,662	$(530,098)	—	$164,651	$145,299	—	$(410,427)	—
Thailand	—	659,706	—	—	—	93,940	—	—	$753,646

Totals	$35,913	$1,254,368	$(530,098)	—	$164,651	$239,239	—	$(410,427)	$753,646

AllianzGI Multi-Asset Real Return:
Investments in Securities—Assets
Common Stock:
Hong Kong	$550	$760	$(852)	—	$92	$(550)	—	—	—

AllianzGI NFJ Emerging Markets Value:
Investments in Securities—Assets
Common Stock:
Russian Federation	$426,579	$208,058	$(99,846)	—	$2,021	$(49,473)	—	—	$487,339
Thailand	360,118	53,868	(190,195)	—	(42,149)	39,511	—	—	221,153
Preferred Stock	48,596	11,300	(50,071)	—	(7,462)	(2,363)	—	—	—

Totals	$835,293	$273,226	$(340,112)	—	$(47,590)	$(12,325)	—	—	$708,492

AllianzGI Short Duration High Income:
Investments in Securities—Assets
Senior Loans:
Energy Equipment & Services	$675,000	—	$(675,000)	$7	$3,537	$(3,544)	—	—	—

The following tables present additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at August 31, 2014:

	Ending Balance at 8/31/14	Valuation Technique Used	Unobservable Inputs	Input Values
AllianzGI Best Styles Global Equity:
Investments in Securities—Assets
Common Stock	$53,218	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	THB	23.50-321.17
	10,000	Last Exchange-Traded Closing Price	Trading Volume	HKD	1.25

	Ending Balance at 8/31/14	Valuation Technique Used	Unobservable Inputs	Input Values
AllianzGI International Small-Cap:
Investments in Securities—Assets
Common Stock	$753,646	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	THB	8.01

AllianzGI NFJ Emerging Markets Value:
Investments in Securities—Assets
Common Stock	$487,339	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange		$1.02-$55.40
	221,153	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	THB	35.00-164.48

HKD—Hong Kong Dollar

THB—Thai Baht

*	Other financial instruments are derivatives, such as futures contracts and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.
**	Commencement of Operations.
***	Transferred out of Level 3 into Level 1 because an exchange-traded closing price was available at August 31, 2014.

The net change in unrealized appreciation/depreciation of Level 3 investments which AllianzGI Best Syles Global Equity, AllianzGI International Small-Cap and AllianzGI NFJ Emerging Markets Value held at August 31, 2014, was $(4,100), $93,940 and $(33,468), respectively.

At August 31, 2014, the aggregate cost basis and the net unrealized appreciation (depreciation) of investments (before options written) for federal income tax purposes were:

	Federal Tax Cost Basis	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AllianzGI Retirement 2015	$32,956,792	$1,659,729	$57,304	$1,602,425
AllianzGI Retirement 2020	60,420,469	2,642,711	165,580	2,477,131
AllianzGI Retirement 2025	63,885,808	2,994,944	179,740	2,815,204
AllianzGI Retirement 2030	61,792,360	4,182,613	200,286	3,982,327
AllianzGI Retirement 2035	49,420,453	3,504,803	163,720	3,341,083
AllianzGI Retirement 2040	41,040,985	3,712,227	117,552	3,594,675
AllianzGI Retirement 2045	24,431,831	2,228,329	68,426	2,159,903
AllianzGI Retirement 2050	18,978,924	2,313,952	52,489	2,261,463
AllianzGI Retirement 2055	6,427,128	877,039	16,805	860,234
AllianzGI Retirement Income	28,312,983	1,803,810	51,305	1,752,505
AllianzGI Global Allocation	191,542,439	27,145,233	163,290	26,981,943
AllianzGI Global Growth Allocation	5,501,980	1,037,855	9,305	1,028,550
AllianzGI Behavioral Advantage Large Cap	69,877,317	13,235,827	455,765	12,780,062
AllianzGI Best Styles Global Equity	35,967,795	3,366,051	606,622	2,759,429
AllianzGI China Equity	7,982,045	603,343	245,627	357,716

	Federal Tax Cost Basis	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AllianzGI Convertible	$2,291,254,993	$420,000,436	$13,931,741	$406,068,695
AllianzGI Global Fundamental Strategy	21,128,885	1,474,060	400,822	1,073,238
AllianzGI Global Managed Volatility	13,678,448	1,387,677	143,633	1,244,044
AllianzGI Global Water	313,444,896	45,669,372	5,036,870	40,632,502
AllianzGI High Yield Bond	400,804,183	17,048,330	3,171,408	13,876,922
AllianzGI International Small-Cap	86,234,645	17,685,133	3,387,300	14,297,833
AllianzGI Micro Cap	29,258,654	12,623,511	1,373,122	11,250,389
AllianzGI Multi-Asset Real Return	6,422,998	552,037	88,546	463,491
AllianzGI NFJ Emerging Markets Value	9,642,437	1,195,485	369,079	826,406
AllianzGI NFJ Global Dividend Value	70,448,822	12,943,676	3,505,807	9,437,869
AllianzGI NFJ International Small-Cap Value	23,634,391	3,106,256	728,334	2,377,922
AllianzGI NFJ International Value II	40,296,870	2,928,166	907,250	2,020,916
AllianzGI Short Duration High Income	769,750,321	2,259,703	6,942,202	(4,682,499)
AllianzGI Structured Return	20,333,037	703,264	166,072	537,192
AllianzGI Ultra Micro Cap	94,035,656	28,598,778	2,640,763	25,958,015
AllianzGI U.S. Equity Hedged	12,871,807	2,013,721	262,107	1,751,614
AllianzGI U.S. Small-Cap Growth	25,246,005	10,992,539	618,694	10,373,845

Differences, if any, between book and tax cost basis were attributable to wash sale loss deferrals and the differing treatment of bond premium amortization.

Item 2.	Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Allianz Funds Multi-Strategy Trust

By:	/s/ Julian Sluyters
Julian Sluyters, President & Chief Executive Officer

Date: October 24, 2014

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: October 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julian Sluyters
Julian Sluyters, President & Chief Executive Officer

Date: October 24, 2014

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: October 24, 2014